UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Emerging Markets Stock Index Fund Investor Shares - VEIEX

Vanguard Emerging Markets Stock Index Fund FTSE Emerging Markets ETF Shares - VWO

Vanguard Emerging Markets Stock Index Fund Admiral™ Shares - VEMAX

Vanguard Emerging Markets Stock Index Fund Institutional Shares - VEMIX

Vanguard Emerging Markets Stock Index Fund Institutional Plus Shares - VEMRX

Vanguard Emerging Markets Stock Index Fund
Investor Shares (VEIEX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$32	0.29%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund slightly outperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Several markets in the index posted double-digit gains. China and Taiwan, by far the two largest markets in the index by weight, contributed most to performance. By sector, technology and financials contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	21.68%	7.37%	7.32%
Spliced Emerging Markets Index	21.48%	7.94%	7.65%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$141,520
Number of Portfolio Holdings	6,119
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$7,296
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	3.9%
Asia	87.2%
Europe	1.3%
North America	2.1%
South America	4.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR533

Vanguard Emerging Markets Stock Index Fund
FTSE Emerging Markets ETF Shares (VWO) NYSE Arca
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Emerging Markets ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund slightly outperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Several markets in the index posted double-digit gains. China and Taiwan, by far the two largest markets in the index by weight, contributed most to performance. By sector, technology and financials contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
FTSE Emerging Markets ETF Shares Net Asset Value	21.95%	7.61%	7.54%
FTSE Emerging Markets ETF Shares Market Price	21.97%	7.78%	7.62%
Spliced Emerging Markets Index	21.48%	7.94%	7.65%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$141,520
Number of Portfolio Holdings	6,119
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$7,296
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	3.9%
Asia	87.2%
Europe	1.3%
North America	2.1%
South America	4.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR964

Vanguard Emerging Markets Stock Index Fund
Admiral™ Shares (VEMAX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund slightly outperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Several markets in the index posted double-digit gains. China and Taiwan, by far the two largest markets in the index by weight, contributed most to performance. By sector, technology and financials contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	21.90%	7.54%	7.48%
Spliced Emerging Markets Index	21.48%	7.94%	7.65%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$141,520
Number of Portfolio Holdings	6,119
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$7,296
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	3.9%
Asia	87.2%
Europe	1.3%
North America	2.1%
South America	4.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5533

Vanguard Emerging Markets Stock Index Fund
Institutional Shares (VEMIX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund slightly outperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Several markets in the index posted double-digit gains. China and Taiwan, by far the two largest markets in the index by weight, contributed most to performance. By sector, technology and financials contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	21.89%	7.57%	7.52%
Spliced Emerging Markets Index	21.48%	7.94%	7.65%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$141,520
Number of Portfolio Holdings	6,119
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$7,296
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	3.9%
Asia	87.2%
Europe	1.3%
North America	2.1%
South America	4.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR239

Vanguard Emerging Markets Stock Index Fund
Institutional Plus Shares (VEMRX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund slightly outperformed its benchmark. This was largely because of differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Several markets in the index posted double-digit gains. China and Taiwan, by far the two largest markets in the index by weight, contributed most to performance. By sector, technology and financials contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	21.95%	7.60%	7.55%
Spliced Emerging Markets Index	21.48%	7.94%	7.65%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$141,520
Number of Portfolio Holdings	6,119
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$7,296
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	3.9%
Asia	87.2%
Europe	1.3%
North America	2.1%
South America	4.7%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1865

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

		Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a)	Audit Fees.	$313,000	$485,000
(b)	Audit-Related Fees.	0	0
(c)	Tax Fees.	0	0
(d)	All Other Fees.	0	0
	Total.	$313,000	$485,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard Emerging Markets Stock Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	90
Tax information	91

Emerging Markets Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Brazil (3.0%)
	Vale SA	47,886,104	580,869
	Petroleo Brasileiro SA - Petrobras	49,478,828	289,794
	B3 SA - Brasil Bolsa Balcao	69,633,177	163,860
	Centrais Eletricas Brasileiras SA	15,154,863	156,959
	WEG SA	19,832,841	155,199
	Banco BTG Pactual SA	15,651,466	142,028
	Ambev SA	58,255,139	137,626
	Embraer SA	8,109,581	131,126
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,927,091	120,733
[1]	Rede D'Or Sao Luiz SA	13,017,599	104,868
	Banco do Brasil SA	22,894,549	93,196
	Equatorial Energia SA	13,437,067	91,538
	Localiza Rent a Car SA	11,634,627	85,293
	Suzano SA	8,983,611	81,638
	Itau Unibanco Holding SA ADR	10,910,663	80,303
*	PRIO SA	10,365,366	69,418
	Vibra Energia SA	14,080,446	62,290
	Telefonica Brasil SA	10,333,130	61,538
	Banco Bradesco SA	19,645,053	56,489
	BB Seguridade Participacoes SA	8,582,542	52,405
	Rumo SA	16,317,300	48,285
	Motiva Infraestrutura de Mobilidade SA	16,073,001	47,443
	TIM SA	9,792,675	44,213
	TOTVS SA	5,175,791	42,686
*	Eneva SA	12,460,077	42,406
	Itau Unibanco Holding SA	6,437,799	42,050
	Ultrapar Participacoes SA	9,634,095	38,340
	MBRF Global Foods Co. SA	11,054,192	36,718
	Lojas Renner SA	13,287,815	36,653
	Energisa SA	3,709,286	35,735
	Klabin SA	9,949,711	33,363
	Raia Drogasil SA	8,751,706	32,535
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,166,239	28,620
	Smartfit Escola de Ginastica e Danca SA	5,708,941	26,720
	Sendas Distribuidora SA	16,627,646	26,580
	Cia De Sanena Do Parana	4,003,201	25,656
	Engie Brasil Energia SA	3,431,688	25,515
	Alupar Investimento SA	4,070,905	24,653
*,1	Hapvida Participacoes e Investimentos SA	4,192,854	24,378
	Cia Paranaense de Energia - Copel	9,578,474	23,341
	Caixa Seguridade Participacoes SA	7,992,300	22,239
	Transmissora Alianca de Energia Eletrica SA	3,086,371	21,857
	Porto Seguro SA	2,427,890	21,684
	Allos SA	4,640,809	21,522
	Multiplan Empreendimentos Imobiliarios SA	4,204,096	21,482
	Banco Bradesco SA ADR	6,095,836	20,604
	Kinea Rendimentos Imobiliarios FII (BVMF)	1,037,414	20,440
*	Natura Cosmeticos SA	11,874,200	19,886
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,506,096	19,857
	CPFL Energia SA	2,481,147	19,185
	Hypera SA	3,980,803	19,120
[1]	GPS Participacoes e Empreendimentos SA	5,379,197	19,017
	Embraer SA ADR	289,165	18,645
*	Cosan SA	15,787,602	18,047
[2]	Banco Santander Brasil SA ADR	3,101,965	17,960
	Cia de Saneamento de Minas Gerais Copasa MG	2,526,470	17,747
	Kinea Indice de Precos FII	1,031,932	16,879
	Cogna Educacao SA	24,011,421	16,692
	Cia Paranaense de Energia - Copel ADR (XNYS)	1,528,503	15,805
	Direcional Engenharia SA	4,989,087	15,746

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Brava Energia	5,614,891	15,405
	XP MALLS FDO INV IMOB FII	755,470	14,815
	Neoenergia SA	2,616,459	14,191
	Banco Santander Brasil SA	2,389,717	13,832
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	442,406	13,034
	Cury Construtora e Incorporadora SA	1,725,546	11,207
	Iguatemi SA	2,444,900	11,120
	Kinea Renda Imobiliaria FII	392,166	10,832
	Cia Siderurgica Nacional SA	5,825,344	10,222
	Petroleo Brasileiro SA - Petrobras ADR	915,919	10,121
	Maxi Renda FII	5,591,898	10,030
	FII BTLG	510,391	9,766
*	Minerva SA	7,174,062	9,574
	Auren Energia SA	4,651,786	9,503
	Vivara Participacoes SA	1,638,060	9,500
	Azzas 2154 SA	1,728,722	9,225
	Fleury SA	3,402,790	9,203
	Cia Energetica de Minas Gerais ADR	4,339,107	9,069
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	365,320	8,586
	Odontoprev SA	3,569,638	8,446
	M Dias Branco SA	1,537,145	8,377
	YDUQS Participacoes SA	3,075,550	8,123
	Kinea High Yield CRI - FII	429,242	7,997
	Grupo Mateus SA	6,599,608	7,900
*	Orizon Valorizacao de Residuos SA	744,403	7,674
	Magazine Luiza SA	4,812,757	7,577
	Vinci Shopping Centers FII	373,923	7,431
*	MRV Engenharia e Participacoes SA	5,181,663	7,281
	SLC Agricola SA	2,408,266	7,229
	XP Log FII	378,271	7,164
*	IRB-Brasil Resseguros SA	775,277	7,110
	EcoRodovias Infraestrutura e Logistica SA	4,597,771	6,811
	CSN Mineracao SA	5,991,214	6,760
*	Kinea Rendimentos Imobiliarios FII	332,954	6,560
	Capitania Securities II FII	4,501,890	6,368
	Fras-Le SA	1,477,072	6,301
	Hedge Brasil Shopping FII	1,654,870	6,127
	Vulcabras SA	1,376,435	5,910
	C&A Modas SA	1,891,600	5,714
*	Hidrovias do Brasil SA	7,804,821	5,672
	Trx Real Estate FII	298,669	5,619
[3]	FII Iridium	482,790	5,250
	JHSF Participacoes SA	4,277,300	5,239
	Dexco SA	5,170,218	5,151
	Fundo De Investimento Imobiliario VBI Prime Properties	371,371	5,096
[2]	TIM SA ADR	220,513	4,981
	Sao Martinho SA	1,893,495	4,941
	Construtora Tenda SA	1,119,094	4,903
	Ez Tec Empreendimentos e Participacoes SA	1,343,378	4,632
	Fii UBS Br Receb Imob	315,969	4,546
	Fundo De Investimento Imobiliario Tg Ativo Real	283,454	4,522
	Tres Tentos Agroindustrial SA	1,484,003	4,416
	Petroreconcavo SA	1,903,544	4,394
	Mills Locacao Servicos e Logistica SA	1,736,259	4,212
	Cia Siderurgica Nacional SA ADR	2,211,796	3,893
	Grendene SA	3,861,397	3,775
[2]	Cia Paranaense de Energia - Copel ADR	379,139	3,681
	Iochpe Maxion SA	1,789,849	3,643
	Mahle Metal Leve SA	647,073	3,588
	SIMPAR SA	4,098,800	3,520
	Centrais Eletricas Brasileiras SA ADR	328,208	3,397
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,410,850	3,259
	Grupo SBF SA	1,292,568	3,102
[1]	LWSA SA	4,218,744	3,066
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	2,852
*	Log-in Logistica Intermodal SA	449,600	2,758
	LOG Commercial Properties e Participacoes SA	620,218	2,732
	Tupy SA	1,175,257	2,704
*	CVC Brasil Operadora e Agencia de Viagens SA	7,392,062	2,583
*	Cia Brasileira de Distribuicao	3,693,591	2,581

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Cia Brasileira de Aluminio	2,626,601	2,534
	Sendas Distribuidora SA ADR	321,137	2,527
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,108,700	2,465
	Pet Center Comercio e Participacoes SA	3,244,195	2,243
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	2,119
	Cia Energetica de Minas Gerais	667,540	1,804
	Gerdau SA ADR	450,448	1,572
*	Oncoclinicas do Brasil Servicos Medicos SA	3,580,755	1,444
*,2	Braskem SA Class A ADR	272,413	684
*	Suzano SA ADR	28,372	256
	Ambev SA ADR	101,325	234
*	Cia Brasileira de Distribuicao ADR	354,344	227
			4,282,386
Chile (0.5%)
	Banco de Chile	591,408,408	103,712
	Latam Airlines Group SA	3,414,785,881	77,607
	Falabella SA	11,044,489	69,547
	Banco de Credito e Inversiones SA	1,034,397	53,087
	Cencosud SA	16,981,538	52,599
	Banco Santander Chile	615,999,591	44,508
	Empresas Copec SA	5,219,270	37,284
	Parque Arauco SA	8,912,244	24,848
	Enel Chile SA	317,934,226	24,267
	Plaza SA	8,591,211	24,176
	Enel Americas SA	247,169,966	23,368
	Empresas CMPC SA	14,733,851	21,278
	Quinenco SA	3,628,041	16,585
	Cencosud Shopping SA	6,376,050	15,121
	Banco Itau Chile SA	803,227	14,584
	Latam Airlines Group SA ADR	319,288	14,365
	Colbun SA	92,246,258	13,864
	Aguas Andinas SA Class A	36,202,480	13,794
	Banco Santander Chile ADR	474,037	13,605
	Cia Cervecerias Unidas SA	1,712,784	10,911
*,2	Sociedad Quimica y Minera de Chile SA ADR	190,206	9,318
	Empresa Nacional de Telecomunicaciones SA	1,796,406	8,557
	Engie Energia Chile SA	5,876,332	8,445
	Cia Sud Americana de Vapores SA	161,734,339	8,039
	Inversiones La Construccion SA	449,396	7,153
	SMU SA	40,948,127	6,659
	Vina Concha y Toro SA	6,063,883	6,612
	Ripley Corp. SA	13,401,870	6,512
	Salfacorp SA	5,629,421	6,183
	Inversiones Aguas Metropolitanas SA	5,675,774	5,724
*	CAP SA	715,121	4,779
	SONDA SA	5,406,862	1,955
	Enel Chile SA ADR	72,748	280
			749,326
China (32.7%)
	Tencent Holdings Ltd.	82,750,644	6,721,650
	Alibaba Group Holding Ltd.	239,095,160	5,087,646
*	PDD Holdings Inc. ADR	10,161,527	1,370,485
*,1	Xiaomi Corp. Class B	230,505,600	1,278,825
	China Construction Bank Corp. Class H	1,288,548,103	1,275,716
*,1	Meituan Class B	71,186,186	937,006
	Industrial & Commercial Bank of China Ltd. Class H	1,061,138,614	822,169
	NetEase Inc.	24,324,911	682,575
	BYD Co. Ltd. Class H	49,172,547	635,309
	Ping An Insurance Group Co. of China Ltd. Class H	86,544,313	625,225
	Trip.com Group Ltd.	8,331,353	586,289
	JD.com Inc. Class A	33,796,593	557,981
	Bank of China Ltd. Class H	912,392,735	516,637
*	Baidu Inc. Class A	29,261,965	442,916
[1]	Kuaishou Technology	37,185,700	345,244
	Zijin Mining Group Co. Ltd. Class H	79,917,097	330,618
	China Merchants Bank Co. Ltd. Class H	50,508,795	316,616
	China Life Insurance Co. Ltd. Class H	99,403,734	313,469
	Agricultural Bank of China Ltd. Class H	410,886,343	313,456
	PetroChina Co. Ltd. Class H	277,614,227	286,975

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	Pop Mart International Group Ltd.	8,913,000	253,531
*	BeOne Medicines Ltd. Class H	10,511,400	252,718
*,1	Innovent Biologics Inc.	21,303,320	238,972
	China Shenhua Energy Co. Ltd. Class H	45,269,860	235,728
	Kweichow Moutai Co. Ltd. Class A	1,122,104	225,710
	PICC Property & Casualty Co. Ltd. Class H	92,364,207	218,213
*	XPeng Inc. Class A	18,679,965	217,625
*,1	Wuxi Biologics Cayman Inc.	46,324,566	216,062
	Contemporary Amperex Technology Co. Ltd. Class A	3,930,923	214,924
	Geely Automobile Holdings Ltd. Class A	77,216,743	183,182
	Yum China Holdings Inc.	4,249,750	183,015
	ANTA Sports Products Ltd.	16,644,205	173,734
*,2	NIO Inc. Class A	23,362,688	168,925
*	Li Auto Inc. Class A	16,123,023	167,310
	China Petroleum & Chemical Corp. Class H	304,878,822	162,166
[1]	Nongfu Spring Co. Ltd. Class H	23,955,600	159,246
	KE Holdings Inc. ADR	8,704,022	148,404
	Tencent Music Entertainment Group ADR	6,620,381	147,767
	China Pacific Insurance Group Co. Ltd. Class H	34,544,992	140,047
	China Resources Land Ltd.	38,678,325	139,742
	Full Truck Alliance Co. Ltd. ADR	10,660,958	138,592
[2]	China Hongqiao Group Ltd.	35,963,500	136,546
*,1	Akeso Inc.	9,052,000	131,805
*,2	Horizon Robotics	114,383,400	129,540
*	New Oriental Education & Technology Group Inc.	20,469,550	122,403
	Sino Biopharmaceutical Ltd.	129,414,444	117,888
*	Bilibili Inc.	3,837,821	115,914
	China CITIC Bank Corp. Ltd. Class H	119,542,476	114,056
	CMOC Group Ltd. Class H	50,504,171	109,339
	ZTO Express Cayman Inc.	5,906,750	108,972
*,1	JD Health International Inc.	13,853,390	108,139
*,1,2	SenseTime Group Inc. Class B	354,414,000	108,100
	China Merchants Bank Co. Ltd. Class A	18,542,049	106,656
	CSPC Pharmaceutical Group Ltd.	106,498,529	104,900
	People's Insurance Co. Group of China Ltd. Class H	115,597,422	103,819
	Foxconn Industrial Internet Co. Ltd. Class A	10,236,220	103,228
	CITIC Ltd.	65,694,026	101,539
	H World Group Ltd.	26,006,830	100,845
	Haier Smart Home Co. Ltd. Class H	30,977,655	100,736
*	J&T Global Express Ltd.	78,267,800	100,427
[1]	3SBio Inc.	23,385,586	93,043
[1]	Postal Savings Bank of China Co. Ltd. Class H	128,762,010	90,727
	Yangzijiang Shipbuilding Holdings Ltd.	33,499,898	90,475
	Kanzhun Ltd. ADR	4,070,725	90,207
*,1,2	Hua Hong Semiconductor Ltd. Class H	8,794,606	90,146
[1]	China Tower Corp. Ltd. Class H	62,331,493	90,047
	Midea Group Co. Ltd. Class H	8,200,417	88,641
	Sunny Optical Technology Group Co. Ltd.	9,051,175	87,468
	China Yangtze Power Co. Ltd. Class A	21,870,300	86,404
	Agricultural Bank of China Ltd. Class A	76,909,895	86,121
	ENN Energy Holdings Ltd.	9,878,355	86,073
	Bank of Communications Co. Ltd. Class H	95,129,609	84,504
	China Overseas Land & Investment Ltd.	49,505,341	83,080
	CITIC Securities Co. Ltd. Class H	21,819,938	83,070
	Zhaojin Mining Industry Co. Ltd. Class H	22,054,667	82,121
	New China Life Insurance Co. Ltd. Class H	12,811,612	80,964
	Ping An Insurance Group Co. of China Ltd. Class A	9,731,600	79,141
	Zijin Mining Group Co. Ltd. Class A	18,442,244	78,908
	Industrial & Commercial Bank of China Ltd. Class A	70,873,576	77,555
[1]	Guotai Haitong Securities Co. Ltd. Class H	37,925,427	72,670
	China Mengniu Dairy Co. Ltd.	39,830,920	72,482
*	Cambricon Technologies Corp. Ltd. Class A	372,060	71,910
*	Kingdee International Software Group Co. Ltd.	37,974,284	71,644
	China Resources Beer Holdings Co. Ltd.	20,918,624	71,553
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	8,031,200	71,520
[1]	Hansoh Pharmaceutical Group Co. Ltd.	15,179,000	69,682
	BYD Co. Ltd. Class A	4,911,439	69,648
*,1	Zhejiang Leapmotor Technology Co. Ltd. Class H	9,042,600	67,735
	China Galaxy Securities Co. Ltd. Class H	46,799,375	67,326
	Li Ning Co. Ltd.	30,864,574	67,106

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hygon Information Technology Co. Ltd. Class A	2,072,005	66,815
*	TAL Education Group ADR	5,449,220	66,807
	Zhongji Innolight Co. Ltd. Class A	984,192	64,993
	Aluminum Corp. of China Ltd. Class H	51,105,237	64,981
	China Resources Power Holdings Co. Ltd.	26,547,149	63,482
[2]	COSCO SHIPPING Holdings Co. Ltd. Class H	34,917,605	60,555
	Jiangxi Copper Co. Ltd. Class H	14,351,722	59,882
	Great Wall Motor Co. Ltd. Class H	30,656,375	59,294
[1,2]	WuXi AppTec Co. Ltd. Class H	4,221,219	58,984
[1]	China International Capital Corp. Ltd. Class H	21,472,340	58,417
	Kingsoft Corp. Ltd.	13,356,478	58,223
	Wuliangye Yibin Co. Ltd. Class A	3,465,137	57,966
[1]	CGN Power Co. Ltd. Class H	145,964,514	57,830
[2]	Yankuang Energy Group Co. Ltd. Class H	41,877,944	57,492
	Luxshare Precision Industry Co. Ltd. Class A	6,444,642	57,096
	Tsingtao Brewery Co. Ltd. Class H	7,991,786	54,013
	Weichai Power Co. Ltd. Class H	26,129,294	53,991
*,2	XtalPi Holdings Ltd.	37,033,000	53,920
	Industrial Bank Co. Ltd. Class A	18,852,626	53,641
	China Gold International Resources Corp. Ltd.	3,169,700	53,355
*	GDS Holdings Ltd. Class A	11,763,544	52,412
	Vipshop Holdings Ltd. ADR	2,990,225	52,299
[1,2]	Shandong Gold Mining Co. Ltd. Class H	12,381,200	51,904
*,2	GCL Technology Holdings Ltd.	296,583,000	51,846
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,697,879	51,331
*,2	China Ruyi Holdings Ltd.	142,418,709	50,766
*,2	Alibaba Health Information Technology Ltd.	67,556,112	50,389
[1,2]	Meitu Inc.	45,245,436	50,249
	Bank of Communications Co. Ltd. Class A	48,535,539	49,023
	BYD Electronic International Co. Ltd.	10,232,529	48,038
*	WuXi XDC Cayman Inc.	4,939,000	47,713
	Anhui Conch Cement Co. Ltd. Class H	15,880,135	47,346
	Kunlun Energy Co. Ltd.	50,230,541	46,171
	Huaneng Power International Inc. Class H	55,860,822	46,147
	Tongcheng Travel Holdings Ltd.	16,675,600	45,888
	Sinopharm Group Co. Ltd. Class H	17,926,625	44,683
	China Coal Energy Co. Ltd. Class H	31,313,653	44,110
	China Minsheng Banking Corp. Ltd. Class H	85,883,094	43,999
	Shanghai Pudong Development Bank Co. Ltd. Class A	27,000,111	43,654
[2]	ZTE Corp. Class H	10,261,839	43,346
[1]	Huatai Securities Co. Ltd. Class H	17,156,808	43,134
	CITIC Securities Co. Ltd. Class A	10,313,606	42,630
	China Taiping Insurance Holdings Co. Ltd.	18,704,200	42,546
	Eoptolink Technology Inc. Ltd. Class A	884,304	42,488
	Minth Group Ltd.	9,463,006	41,990
[1,2]	Smoore International Holdings Ltd.	24,675,000	41,556
[1]	China Resources Mixc Lifestyle Services Ltd.	7,911,800	41,396
*,2	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	717,500	41,246
	China Longyuan Power Group Corp. Ltd. Class H	44,512,493	41,223
	CRRC Corp. Ltd. Class H	54,183,000	41,115
*,1	JD Logistics Inc.	24,953,746	40,680
	China Gas Holdings Ltd.	36,277,293	37,313
	NAURA Technology Group Co. Ltd. Class A	642,767	36,776
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,534,440	36,548
*,1	NetEase Cloud Music Inc.	1,173,350	36,434
	East Money Information Co. Ltd. Class A	10,073,758	36,139
	Bosideng International Holdings Ltd.	58,779,764	35,968
	China Shenhua Energy Co. Ltd. Class A	5,990,736	35,798
	Bank of China Ltd. Class A	44,868,197	35,400
*	Zai Lab Ltd.	13,535,420	35,319
*	Dongfeng Motor Group Co. Ltd. Class H	29,031,430	35,120
	Atour Lifestyle Holdings Ltd. ADR	897,588	34,970
	Guangdong Investment Ltd.	36,734,021	34,897
[1]	Longfor Group Holdings Ltd.	27,990,101	34,574
[1,2]	Haidilao International Holding Ltd.	20,952,000	34,527
	Muyuan Foods Co. Ltd. Class A	4,864,685	34,428
	Tingyi Cayman Islands Holding Corp.	24,994,000	34,293
	Guotai Haitong Securities Co. Ltd.	12,548,804	34,208
	CMOC Group Ltd. Class A	14,141,223	33,910
	Qfin Holdings Inc. Class A ADR	1,401,463	33,845

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	252,891,000	33,525
*,2	Genscript Biotech Corp.	16,082,320	33,381
	China National Building Material Co. Ltd. Class H	46,628,541	33,044
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,087,224	32,870
	China Resources Gas Group Ltd.	11,935,205	32,820
[2]	MINISO Group Holding Ltd.	6,114,912	32,694
	PetroChina Co. Ltd. Class A	25,053,369	32,262
	China Nonferrous Mining Corp. Ltd.	17,469,000	32,221
	XD Inc.	3,705,800	32,141
*,2	UBTech Robotics Corp. Ltd. Class H	1,801,450	31,877
	Seres Group Co. Ltd. Class A	1,454,748	31,769
	Victory Giant Technology Huizhou Co. Ltd. Class A	769,200	31,641
*	Hesai Group ADR	1,320,745	31,341
	WuXi AppTec Co. Ltd. Class A	2,228,062	31,120
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,112,379	31,064
[1,2]	Giant Biogene Holding Co. Ltd.	6,453,400	30,927
	China Merchants Port Holdings Co. Ltd.	15,958,671	30,908
	China Pacific Insurance Group Co. Ltd. Class A	6,095,124	30,419
	GF Securities Co. Ltd. Class H	12,545,000	30,286
*,1,2	Ascentage Pharma Group International	3,532,700	30,256
	Far East Horizon Ltd.	33,646,130	30,204
	Sinotruk Hong Kong Ltd.	8,937,467	29,859
	Hengan International Group Co. Ltd.	8,515,526	29,824
*,1	Mobvista Inc.	12,939,000	29,697
	Sungrow Power Supply Co. Ltd. Class A	1,095,428	29,227
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,088,540	29,166
*,1	China Literature Ltd.	5,408,964	29,139
	China Everbright Environment Group Ltd.	46,990,203	29,075
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	13,408,093	28,870
	Kingboard Holdings Ltd.	7,964,108	28,534
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	38,844,879	28,326
	China State Construction Engineering Corp. Ltd. Class A	36,691,842	28,008
[2]	Xinyi Solar Holdings Ltd.	60,430,000	27,846
[1]	China Feihe Ltd.	52,170,000	27,844
	China Medical System Holdings Ltd.	16,077,584	27,728
	Shaanxi Coal Industry Co. Ltd. Class A	8,686,505	27,718
	Beijing Enterprises Holdings Ltd.	6,306,767	27,673
	Ping An Bank Co. Ltd. Class A	17,367,046	27,636
	China Railway Group Ltd. Class H	54,032,604	27,410
[2]	Laopu Gold Co. Ltd. Class H	309,800	27,270
*,1,2	Remegen Co. Ltd. Class H	2,353,000	27,234
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,514,261	26,176
	Shenzhen Inovance Technology Co. Ltd. Class A	2,397,128	25,936
	China Oilfield Services Ltd. Class H	26,086,880	25,467
*,2	Kingsoft Cloud Holdings Ltd.	30,284,265	25,438
*,2	Beijing Fourth Paradigm Technology Co. Ltd. Class H	3,549,600	25,435
	SF Holding Co. Ltd. Class A	4,480,322	25,397
[2]	China Cinda Asset Management Co. Ltd. Class H	156,554,276	25,377
	Dongyue Group Ltd.	19,716,339	25,367
	Chongqing Rural Commercial Bank Co. Ltd. Class H	30,499,539	25,083
	Yum China Holdings Inc. (XHKG)	579,219	25,057
	CRRC Corp. Ltd. Class A	23,215,189	25,004
	Luzhou Laojiao Co. Ltd. Class A	1,317,860	24,916
	Bank of Jiangsu Co. Ltd. Class A	16,348,597	24,792
	Wanhua Chemical Group Co. Ltd. Class A	2,810,661	24,740
	Hithink RoyalFlush Information Network Co. Ltd. Class A	478,587	24,408
	China State Construction International Holdings Ltd.	21,422,728	24,370
[1]	Yadea Group Holdings Ltd.	15,478,000	24,199
	NARI Technology Co. Ltd. Class A	7,073,769	24,103
	Yangzijiang Financial Holding Ltd.	29,556,898	24,021
*,1	InnoCare Pharma Ltd. Class H	13,052,000	23,927
	China Construction Bank Corp. Class A	18,372,710	23,595
	Bank of Ningbo Co. Ltd. Class A	5,888,981	23,474
	Sany Heavy Industry Co. Ltd. Class A	7,523,290	23,411
	China National Nuclear Power Co. Ltd. Class A	18,412,239	23,241
	Haitian International Holdings Ltd.	8,492,180	23,205
	China Petroleum & Chemical Corp. Class A	30,004,001	23,080
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,208,740	22,914
	Inner Mongolia Yitai Coal Co. Ltd. Class B	11,633,875	22,691
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,226,415	22,651

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Power International Development Ltd.	52,271,063	22,534
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,068,244	22,447
	Country Garden Services Holdings Co. Ltd.	27,999,827	22,264
	China Conch Venture Holdings Ltd.	17,726,518	22,164
	Chinasoft International Ltd.	29,281,155	21,920
	COSCO SHIPPING Holdings Co. Ltd. Class A	10,384,438	21,910
	Advanced Micro-Fabrication Equipment Inc. China Class A	555,879	21,839
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,663,318	21,833
	China United Network Communications Ltd. Class A	28,603,014	21,809
	RLX Technology Inc. ADR	8,936,626	21,805
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,961,000	21,545
	JOYY Inc. ADR	362,625	21,507
[2]	Zhejiang Expressway Co. Ltd. Class H	21,973,877	21,451
	Haier Smart Home Co. Ltd. Class A	5,679,507	21,417
[1,2]	Ping An Healthcare & Technology Co. Ltd.	12,040,495	21,301
	ZTE Corp. Class A	3,481,045	21,250
	Eve Energy Co. Ltd. Class A	1,815,592	21,234
*,2	Shanghai Electric Group Co. Ltd. Class H	35,885,315	20,924
[2]	Jiangsu Expressway Co. Ltd. Class H	17,110,976	20,826
	Beijing Kingsoft Office Software Inc. Class A	409,516	20,667
*,1	Keymed Biosciences Inc.	2,667,000	20,652
*	ZEEKR Intelligent Technology Holding Ltd. ADR	721,224	20,577
*,2	RoboSense Technology Co. Ltd.	4,555,700	20,385
	Baoshan Iron & Steel Co. Ltd. Class A	19,457,578	20,166
	China CSSC Holdings Ltd. Class A	3,983,793	20,123
	Anhui Gujing Distillery Co. Ltd. Class B	1,589,410	20,093
	Gree Electric Appliances Inc. of Zhuhai Class A	3,591,720	20,084
*,2	Sunac China Holdings Ltd.	106,958,000	20,058
*,2	Microport Scientific Corp.	12,846,943	20,049
*	LONGi Green Energy Technology Co. Ltd. Class A	6,729,362	19,962
	Postal Savings Bank of China Co. Ltd. Class A	24,505,407	19,812
	OmniVision Integrated Circuits Group Inc.	1,075,820	19,766
	Shenzhen International Holdings Ltd.	18,974,978	19,669
	Autohome Inc. ADR	778,469	19,617
	China Communications Services Corp. Ltd. Class H	32,726,821	19,614
	Montage Technology Co. Ltd. Class A	1,018,967	19,531
	China Everbright Bank Co. Ltd. Class A	41,494,994	19,484
	Shengyi Technology Co. Ltd. Class A	2,154,356	19,425
[2]	Brilliance China Automotive Holdings Ltd.	39,438,000	19,405
	Huatai Securities Co. Ltd. Class A	6,345,201	19,387
	China Tourism Group Duty Free Corp. Ltd. Class A	1,804,910	19,307
	New China Life Insurance Co. Ltd. Class A	2,023,325	19,284
[2]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,218,609	19,048
	SAIC Motor Corp. Ltd. Class A	8,123,078	19,006
*	Daqo New Energy Corp. ADR	579,577	18,929
*,2	Damai Entertainment Holdings Ltd.	159,329,250	18,846
	Fosun International Ltd.	29,426,125	18,666
[2]	AviChina Industry & Technology Co. Ltd. Class H	36,423,476	18,554
[1]	CSC Financial Co. Ltd. Class H	10,838,500	18,385
	Sinopec Engineering Group Co. Ltd. Class H	19,494,564	18,364
	Lens Technology Co. Ltd. Class A	4,433,754	18,327
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	18,899,132	18,248
	Eastroc Beverage Group Co. Ltd. Class A	463,186	18,228
	GigaDevice Semiconductor Inc. Class A	588,779	18,213
	Kingboard Laminates Holdings Ltd.	10,810,799	18,100
	China Reinsurance Group Corp. Class H	89,104,940	18,096
	China Minsheng Banking Corp. Ltd. Class A	32,903,390	18,085
	Fuyao Glass Industry Group Co. Ltd. Class A	1,900,529	18,034
	Bank of Nanjing Co. Ltd. Class A	11,212,238	17,834
	Shennan Circuits Co. Ltd. Class A	592,262	17,829
	Shandong Gold Mining Co. Ltd. Class A	3,489,680	17,618
	Fufeng Group Ltd.	16,879,495	17,473
	Goldwind Science & Technology Co. Ltd. Class H	10,231,690	17,367
[2]	Beijing Enterprises Water Group Ltd.	53,932,691	17,335
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	4,898,500	17,266
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,728,804	17,189
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,538,300	16,956
*,2	China Vanke Co. Ltd. Class H	29,880,600	16,929
	Bank of Shanghai Co. Ltd. Class A	12,673,094	16,915
[2]	TravelSky Technology Ltd. Class H	12,727,867	16,750

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,792,167	16,694
	BOE Technology Group Co. Ltd. Class A	29,221,854	16,681
	China Everbright Bank Co. Ltd. Class H	40,564,956	16,642
*,2	Air China Ltd. Class H	22,635,808	16,634
	Uni-President China Holdings Ltd.	15,351,000	16,620
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	16,608
	GF Securities Co. Ltd. Class A	5,189,341	16,478
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	3,576,159	16,388
	Sinotrans Ltd. Class H	23,811,836	16,185
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,192,539	16,106
*,1,2	East Buy Holding Ltd.	5,697,000	16,053
	TCL Electronics Holdings Ltd.	13,481,329	16,007
	Ningbo Tuopu Group Co. Ltd. Class A	1,530,536	15,967
	Iflytek Co. Ltd. Class A	2,041,649	15,965
	China Merchants Securities Co. Ltd. Class A	6,528,560	15,908
	XCMG Construction Machinery Co. Ltd. Class A	10,515,915	15,729
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,622,300	15,617
[2]	Sunshine Insurance Group Co. Ltd. Class H	32,668,500	15,502
	China Three Gorges Renewables Group Co. Ltd. Class A	25,530,336	15,252
	China Jinmao Holdings Group Ltd.	88,103,771	15,226
*	iQIYI Inc. ADR	6,578,737	15,197
	C&D International Investment Group Ltd.	7,394,966	15,189
*	Nine Dragons Paper Holdings Ltd.	21,179,910	15,171
	Wens Foodstuff Group Co. Ltd. Class A	5,933,442	15,145
	Suzhou TFC Optical Communication Co. Ltd. Class A	686,049	15,129
	China Railway Group Ltd. Class A	19,108,853	15,097
	Avary Holding Shenzhen Co. Ltd. Class A	2,046,461	15,084
	Aluminum Corp. of China Ltd. Class A	10,693,819	15,003
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,134,814	14,991
[1,2]	China Resources Pharmaceutical Group Ltd.	23,309,126	14,938
[1]	Simcere Pharmaceutical Group Ltd.	9,351,000	14,894
	China Galaxy Securities Co. Ltd. Class A	6,021,995	14,885
	CSC Financial Co. Ltd. Class A	4,018,545	14,800
	Bank of Beijing Co. Ltd. Class A	18,824,635	14,795
[2]	China Everbright Ltd.	11,330,100	14,712
	Greentown China Holdings Ltd.	13,745,219	14,711
	Bank of Hangzhou Co. Ltd. Class A	6,650,139	14,677
	China International Capital Corp. Ltd. Class A	2,824,500	14,636
[2]	SF Holding Co. Ltd. Class H	3,133,200	14,538
[2]	Zhongsheng Group Holdings Ltd.	9,185,906	14,501
[2]	Grand Pharmaceutical Group Ltd.	13,563,210	14,440
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	40,408,065	14,430
	Daqin Railway Co. Ltd. Class A	17,781,680	14,323
	GoerTek Inc. Class A	3,098,832	14,290
	Shanghai United Imaging Healthcare Co. Ltd. Class A	724,587	14,247
	Aier Eye Hospital Group Co. Ltd. Class A	8,276,918	14,244
	Harbin Electric Co. Ltd. Class H	8,643,875	14,213
[2]	Shoucheng Holdings Ltd.	50,461,211	14,180
	Xtep International Holdings Ltd.	19,549,291	14,156
*	Shanghai Electric Group Co. Ltd. Class A	10,811,730	14,149
*,1	Tuhu Car Inc. Class A	6,200,500	14,098
*	Tongwei Co. Ltd. Class A	4,041,585	14,074
[2]	Mao Geping Cosmetics Co. Ltd. Class H	1,215,100	14,034
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,953,829	14,023
	Focus Media Information Technology Co. Ltd. Class A	12,825,548	13,960
	Lingyi iTech Guangdong Co. Class A	6,279,000	13,789
[2]	Sany Heavy Equipment International Holdings Co. Ltd.	14,588,954	13,773
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	13,753
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,099,226	13,700
	SDIC Power Holdings Co. Ltd. Class A	6,700,355	13,519
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	538,771	13,489
*	China Southern Airlines Co. Ltd. Class H	22,367,638	13,488
	Zhongjin Gold Corp. Ltd. Class A	4,291,083	13,328
	China Traditional Chinese Medicine Holdings Co. Ltd.	44,236,802	13,326
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,546,700	13,291
	Hisense Home Appliances Group Co. Ltd. Class H	4,499,000	13,271
[2]	Shanghai Conant Optical Co. Ltd. Class H	2,274,800	13,185
	Ganfeng Lithium Group Co. Ltd. Class A	1,357,940	13,181
	AECC Aviation Power Co. Ltd. Class A	2,397,963	13,174
	Datang International Power Generation Co. Ltd. Class H	42,750,046	13,142

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,320,370	13,141
[2]	Huadian Power International Corp. Ltd. Class H	22,153,909	13,060
	Weichai Power Co. Ltd. Class A	6,194,611	13,031
*,1,2	Weimob Inc.	44,473,000	13,016
[2]	Guangzhou Automobile Group Co. Ltd. Class H	30,924,820	12,967
[1]	Topsports International Holdings Ltd.	32,629,000	12,932
[1,2]	Pharmaron Beijing Co. Ltd. Class H	3,851,223	12,859
	TBEA Co. Ltd. Class A	4,648,575	12,797
	Huaxia Bank Co. Ltd. Class A	13,365,131	12,795
*	Lufax Holding Ltd. ADR	4,072,099	12,705
	Yunnan Baiyao Group Co. Ltd. Class A	1,594,157	12,700
	ANE Cayman Inc.	8,597,000	12,694
	China Suntien Green Energy Corp. Ltd. Class H	22,439,823	12,547
	Weibo Corp. Class A	1,142,246	12,490
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,816,231	12,484
	China Zheshang Bank Co. Ltd. Class H	38,241,000	12,458
*,2	Lifetech Scientific Corp.	48,067,059	12,445
	China CITIC Bank Corp. Ltd. Class A	11,375,261	12,386
[2]	China Tobacco International HK Co. Ltd.	2,526,000	12,305
[1,2]	China Merchants Securities Co. Ltd. Class H	6,118,856	12,285
	Metallurgical Corp. of China Ltd. Class H	40,274,885	12,273
	Chongqing Changan Automobile Co. Ltd. Class A	6,989,702	12,175
	Rongsheng Petrochemical Co. Ltd. Class A	8,480,548	12,148
*,2	XXF Group Holdings Ltd.	9,887,500	12,108
*	Kuang-Chi Technologies Co. Ltd. Class A	1,882,304	12,055
*,2	China Eastern Airlines Corp. Ltd. Class H	23,457,558	12,048
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,725,008	12,040
*	Air China Ltd. Class A	10,870,575	12,021
	People's Insurance Co. Group of China Ltd. Class A	10,119,799	12,012
	Guangdong Haid Group Co. Ltd. Class A	1,462,426	12,002
	IEIT Systems Co. Ltd. Class A	1,308,450	11,985
	Power Construction Corp. of China Ltd. Class A	15,108,510	11,977
[2]	Dongfang Electric Corp. Ltd. Class H	4,904,213	11,966
*	EHang Holdings Ltd. ADR	648,490	11,939
	Anhui Conch Cement Co. Ltd. Class A	3,639,864	11,867
	GD Power Development Co. Ltd. Class A	15,853,531	11,791
	Zhejiang Juhua Co. Ltd. Class A	2,369,602	11,766
[2]	Wanguo Gold Group Ltd.	2,980,000	11,731
	Zangge Mining Co. Ltd. Class A	1,415,300	11,718
[2]	China Water Affairs Group Ltd.	14,502,149	11,699
	Yankuang Energy Group Co. Ltd. Class A	5,586,587	11,559
	Chongqing Changan Automobile Co. Ltd. Class B	19,749,631	11,493
*,1,2	CALB Group Co. Ltd. Class H	2,645,200	11,402
*	Shenzhen Longsys Electronics Co. Ltd. Class A	309,500	11,365
*	Tianqi Lithium Corp. Class A	1,507,440	11,323
	Consun Pharmaceutical Group Ltd.	5,801,000	11,221
[1]	Orient Securities Co. Ltd. Class H	11,970,000	11,153
	COSCO SHIPPING Ports Ltd.	15,107,359	11,137
	Huaqin Technology Co. Ltd. Class A	779,160	11,122
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,066,476	11,096
	Orient Securities Co. Ltd. Class A	7,216,971	11,052
	China Overseas Property Holdings Ltd.	17,657,311	11,021
*	China Eastern Airlines Corp. Ltd. Class A	16,239,326	10,963
	Yuexiu Property Co. Ltd.	18,949,431	10,910
[2]	JF SmartInvest Holdings Ltd.	1,531,000	10,906
*,1,2	Luye Pharma Group Ltd.	26,879,956	10,890
*	Beijing Compass Technology Development Co. Ltd. Class A	534,375	10,861
*,2	DPC Dash Ltd.	956,900	10,859
	Poly Developments & Holdings Group Co. Ltd. Class A	10,491,822	10,808
	CNPC Capital Co. Ltd. Class A	7,357,691	10,807
*,2	Abbisko Cayman Ltd.	5,772,000	10,801
	Hengli Petrochemical Co. Ltd. Class A	4,274,950	10,789
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,003,347	10,755
	TCL Technology Group Corp. Class A	17,663,294	10,710
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	477,669	10,693
	Yihai International Holding Ltd.	6,965,648	10,688
*	China Southern Airlines Co. Ltd. Class A	11,363,611	10,658
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	55,873,595	10,650
	Shanghai Electric Power Co. Ltd. Class A	2,551,123	10,647
	Shanghai Baosight Software Co. Ltd. Class B	9,486,611	10,644

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Energy Engineering Corp. Ltd. Class A	31,415,356	10,643
	Piotech Inc. Class A	248,168	10,642
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,003,860	10,631
	Guosen Securities Co. Ltd. Class A	5,362,062	10,587
	Greentown Service Group Co. Ltd.	18,293,032	10,509
[1]	China Railway Signal & Communication Corp. Ltd. Class H	23,754,798	10,423
	Hello Group Inc. Class A ADR	1,529,170	10,383
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	197,560	10,365
	China Datang Corp. Renewable Power Co. Ltd. Class H	33,826,000	10,359
	360 Security Technology Inc. Class A	6,141,495	10,337
*,1	Evergrande Property Services Group Ltd.	68,450,000	10,297
	Shanghai Rural Commercial Bank Co. Ltd. Class A	8,573,400	10,282
*	Newborn Town Inc.	7,537,729	10,247
	Shanghai International Airport Co. Ltd. Class A	2,252,768	10,225
	Shanghai Industrial Holdings Ltd.	5,822,289	10,220
	Q Technology Group Co. Ltd.	5,641,424	10,145
	Gotion High-tech Co. Ltd. Class A	1,580,969	10,122
	Lonking Holdings Ltd.	25,194,868	10,043
[1]	Genertec Universal Medical Group Co. Ltd.	12,536,168	9,986
	JinkoSolar Holding Co. Ltd. ADR	396,443	9,955
	Yunnan Aluminium Co. Ltd. Class A	3,064,652	9,899
	Huagong Tech Co. Ltd. Class A	882,000	9,897
[2]	Tianneng Power International Ltd.	8,908,156	9,875
*,2	Tianqi Lithium Corp. Class H	1,601,000	9,841
[1,2]	Yixin Group Ltd.	33,514,500	9,769
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,368,000	9,710
[2]	West China Cement Ltd.	25,406,438	9,709
	Wasion Holdings Ltd.	6,008,000	9,667
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	21,835,200	9,608
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,714,178	9,608
	Jiangxi Copper Co. Ltd. Class A	1,663,007	9,603
	Shougang Fushan Resources Group Ltd.	24,469,800	9,601
*,1,2	Alphamab Oncology	6,466,000	9,570
	Unisplendour Corp. Ltd. Class A	2,486,623	9,468
	China Merchants Energy Shipping Co. Ltd. Class A	7,271,303	9,444
*	Hainan Airlines Holding Co. Ltd. Class A	37,883,700	9,429
	Rockchip Electronics Co. Ltd. Class A	368,800	9,409
	Lao Feng Xiang Co. Ltd. Class B	2,566,545	9,389
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,567,300	9,379
	JCET Group Co. Ltd. Class A	1,665,095	9,373
*,1,2	Jinxin Fertility Group Ltd.	29,610,000	9,366
[2]	Weilong Delicious Global Holdings Ltd.	6,080,600	9,327
	Zhejiang NHU Co. Ltd. Class A	2,726,386	9,315
	Onewo Inc. Class H	3,225,500	9,267
	Wolong Electric Group Co. Ltd. Class A	1,360,239	9,237
	Poly Property Services Co. Ltd. Class H	2,122,600	9,157
*	Seazen Group Ltd.	32,450,101	9,142
	Everbright Securities Co. Ltd. Class A	3,477,220	9,097
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,657,597	9,072
	Shengyi Electronics Co. Ltd. Class A	592,766	9,053
*	FIH Mobile Ltd.	3,792,600	9,053
[2]	Flat Glass Group Co. Ltd. Class H	5,755,000	9,049
	Sichuan Chuantou Energy Co. Ltd. Class A	4,370,976	9,045
	Huaneng Power International Inc. Class A	7,908,691	9,041
	Huadong Medicine Co. Ltd. Class A	1,545,347	9,025
	Yutong Bus Co. Ltd. Class A	1,983,214	9,011
	Bank of Chengdu Co. Ltd. Class A	3,796,135	8,973
*,1	Legend Holdings Corp. Class H	6,933,114	8,961
*	Beijing Capital International Airport Co. Ltd. Class H	24,960,447	8,959
[1,2]	ZJLD Group Inc.	7,965,600	8,951
[2]	Chifeng Jilong Gold Mining Co. Ltd. Class H	2,419,600	8,903
	China International Marine Containers Group Co. Ltd. Class H	9,647,766	8,818
	Shenzhen Envicool Technology Co. Ltd. Class A	894,748	8,816
	Bank of Chongqing Co. Ltd. Class H	8,533,566	8,807
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	8,789
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	764,471	8,781
	Great Wall Motor Co. Ltd. Class A	2,737,700	8,770
	Anhui Expressway Co. Ltd. Class H	5,514,097	8,755
	Shanghai Chicmax Cosmetic Co. Ltd. Class H	792,300	8,738
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	8,694

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Dahua Technology Co. Ltd. Class A	2,999,613	8,626
	Founder Securities Co. Ltd. Class A	7,445,703	8,616
*	Vnet Group Inc. ADR	828,378	8,615
	China Energy Engineering Corp. Ltd. Class H	57,112,211	8,520
	Nexchip Semiconductor Corp. Class A	1,805,491	8,512
	China Coal Energy Co. Ltd. Class A	4,444,162	8,484
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,271,600	8,374
*,1,3	New Horizon Health Ltd.	4,595,000	8,361
	Anhui Gujing Distillery Co. Ltd. Class A	369,281	8,360
	Shenzhen Kinwong Electronic Co. Ltd. Class A	814,056	8,300
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	8,300
	China Zheshang Bank Co. Ltd. Class A	19,627,610	8,250
*	Biwin Storage Technology Co. Ltd. Class A	447,980	8,246
	Ningbo Deye Technology Co. Ltd. Class A	787,396	8,244
	China Jushi Co. Ltd. Class A	3,577,658	8,242
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	8,219
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	980,753	8,219
	Giant Network Group Co. Ltd. Class A	1,661,500	8,196
	Huizhou Desay Sv Automotive Co. Ltd. Class A	489,800	8,172
	CIMC Enric Holdings Ltd.	8,429,019	8,141
[1]	Qingdao Port International Co. Ltd. Class H	8,881,915	8,119
	Huayu Automotive Systems Co. Ltd. Class A	2,798,393	8,036
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	46,772,131	8,005
*	Sunshine Lake Pharma Co. Ltd. Class H	1,356,178	7,993
	COSCO SHIPPING Development Co. Ltd. Class H	53,460,927	7,975
	Shannon Semiconductor Technology Co. Ltd. Class A	425,713	7,919
	China Resources Microelectronics Ltd. Class A	1,104,893	7,882
*	Hua Hong Semiconductor Ltd. Class A	448,323	7,882
	Sinofert Holdings Ltd.	40,194,032	7,860
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,728,363	7,810
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,583,051	7,810
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	7,797
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	833,100	7,765
	Anker Innovations Technology Co. Ltd. Class A	472,160	7,765
*	National Silicon Industry Group Co. Ltd. Class A	2,403,131	7,724
	Tianshan Aluminum Group Co. Ltd. Class A	4,110,870	7,720
	Industrial Securities Co. Ltd. Class A	7,975,451	7,719
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,328,512	7,686
*	COFCO Joycome Foods Ltd.	35,967,000	7,673
	Satellite Chemical Co. Ltd. Class A	3,046,562	7,673
	Shanjin International Gold Co. Ltd. Class A	2,507,333	7,664
	Hundsun Technologies Inc. Class A	1,732,139	7,663
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	7,660
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	7,635
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,529,884	7,611
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,853,488	7,603
*,1	CanSino Biologics Inc. Class H	1,267,200	7,534
*	QuantumCTek Co. Ltd. Class A	91,994	7,496
	Tsingtao Brewery Co. Ltd. Class A	810,413	7,483
	Dongfang Electric Corp. Ltd. Class A	2,546,011	7,465
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	5,729,477	7,449
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	231,280	7,434
	Sharetronic Data Technology Co. Ltd. Class A	323,720	7,383
	Shanghai International Port Group Co. Ltd. Class A	9,402,334	7,379
	YTO Express Group Co. Ltd. Class A	3,058,806	7,355
*	Wingtech Technology Co. Ltd. Class A	1,159,831	7,330
	Western Mining Co. Ltd. Class A	2,163,200	7,296
[2]	Towngas Smart Energy Co. Ltd.	14,521,000	7,280
	Livzon Pharmaceutical Group Inc. Class H	1,808,453	7,273
[2]	Gushengtang Holdings Ltd.	1,974,500	7,273
*	Jinko Solar Co. Ltd. Class A	8,894,378	7,264
	Empyrean Technology Co. Ltd. Class A	426,400	7,255
*	Kunlun Tech Co. Ltd. Class A	1,119,187	7,252
*	China Vanke Co. Ltd. Class A	8,204,767	7,234
	CSI Solar Co. Ltd. Class A	3,317,915	7,227
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	7,213
[2]	China Resources Beverage Holdings Co. Ltd.	5,329,400	7,211
	Zhejiang Chint Electrics Co. Ltd. Class A	1,779,646	7,176
	Xiamen Tungsten Co. Ltd. Class A	1,428,759	7,174
*	Wuhan Guide Infrared Co. Ltd. Class A	3,671,344	7,164

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hengtong Optic-electric Co. Ltd. Class A	2,265,065	7,121
*	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	7,103
	Sichuan Road & Bridge Group Co. Ltd. Class A	5,310,905	7,078
	ENN Natural Gas Co. Ltd. Class A	2,576,100	7,069
	LexinFintech Holdings Ltd. ADR	1,463,044	7,052
	Metallurgical Corp. of China Ltd. Class A	14,354,643	7,044
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,113,422	7,020
	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	7,004
	Mango Excellent Media Co. Ltd. Class A	1,683,529	6,973
	Yunnan Yuntianhua Co. Ltd. Class A	1,724,230	6,971
	Sangfor Technologies Inc. Class A	377,279	6,952
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,957,009	6,952
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,915,527	6,942
*	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	6,940
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,997,100	6,939
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,699,413	6,932
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,409,112	6,931
	China Lesso Group Holdings Ltd.	12,106,317	6,928
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,939,815	6,919
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,912,562	6,900
*	Tianfeng Securities Co. Ltd. Class A	9,345,260	6,884
	Goldwind Science & Technology Co. Ltd. Class A	3,115,226	6,879
	Chongqing Rural Commercial Bank Co. Ltd. Class A	7,066,900	6,878
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,535,531	6,872
	Changjiang Securities Co. Ltd. Class A	5,518,610	6,844
	Pharmaron Beijing Co. Ltd. Class A	1,447,508	6,815
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,065,958	6,803
	Ecovacs Robotics Co. Ltd. Class A	540,487	6,796
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,516,570	6,792
	CGN Power Co. Ltd. Class A	12,250,000	6,784
	Shenzhen Expressway Corp. Ltd. Class H	7,253,170	6,782
[2]	Fu Shou Yuan International Group Ltd.	17,887,913	6,767
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	659,300	6,766
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	6,747
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	6,717
*	Founder Technology Group Corp. Class A	3,863,100	6,700
*	Yonyou Network Technology Co. Ltd. Class A	3,052,526	6,699
*	Loongson Technology Corp. Ltd. Class A	343,897	6,664
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	706,657	6,648
*	Chongqing Qianli Technology Co. Ltd. Class A	3,934,900	6,596
	Huaneng Lancang River Hydropower Inc. Class A	4,767,200	6,594
	Hangzhou Tigermed Consulting Co. Ltd. Class A	782,849	6,587
	China BlueChemical Ltd. Class H	21,256,568	6,569
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	6,528
[1,2]	Linklogis Inc. Class B	15,869,500	6,525
	Kingnet Network Co. Ltd. Class A	1,947,732	6,520
[2]	Huaxin Cement Co. Ltd. Class H	2,883,800	6,475
	Spring Airlines Co. Ltd. Class A	857,136	6,457
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,207,212	6,451
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	6,388
	Zheshang Securities Co. Ltd. Class A	3,896,100	6,365
	ACM Research Shanghai Inc. Class A	254,900	6,360
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,504,722	6,339
[2]	SSY Group Ltd.	15,787,775	6,302
	Isoftstone Information Technology Group Co. Ltd. Class A	841,100	6,292
*	China National Software & Service Co. Ltd. Class A	853,758	6,275
[1,2]	Blue Moon Group Holdings Ltd.	16,368,000	6,258
	SooChow Securities Co. Ltd. Class A	4,633,019	6,250
	Haisco Pharmaceutical Group Co. Ltd. Class A	782,964	6,238
*,2	Fenbi Ltd.	17,298,500	6,231
	Accelink Technologies Co. Ltd. Class A	704,248	6,223
	Sun Art Retail Group Ltd.	25,598,500	6,221
	Hwatsing Technology Co. Ltd. Class A	321,864	6,212
	Western Superconducting Technologies Co. Ltd. Class A	564,445	6,203
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	6,198
[2]	Tiangong International Co. Ltd.	16,361,224	6,196
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	6,170
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,108,167	6,155
	China Resources Building Materials Technology Holdings Ltd.	28,271,076	6,148
	Beijing Enlight Media Co. Ltd. Class A	2,579,403	6,148

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,1	BAIC Motor Corp. Ltd. Class H	23,749,593	6,141
	Shanghai Baosight Software Co. Ltd. Class A	1,892,906	6,119
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,465,188	6,109
	Sailun Group Co. Ltd. Class A	2,823,475	6,091
	SDIC Capital Co. Ltd. Class A	5,496,828	6,059
	Poly Property Group Co. Ltd.	25,445,038	6,053
*	Jiangsu Hoperun Software Co. Ltd. Class A	697,546	6,040
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,944,399	6,039
	China Overseas Grand Oceans Group Ltd.	21,612,142	6,038
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,486,164	6,025
	Sinopec Kantons Holdings Ltd.	11,596,075	5,998
	BOE Technology Group Co. Ltd. Class B	16,234,641	5,995
[1,2]	AsiaInfo Technologies Ltd.	5,160,800	5,995
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	698,741	5,993
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	753,864	5,980
	Sichuan Changhong Electric Co. Ltd. Class A	4,169,838	5,976
*	CCOOP Group Co. Ltd. Class A	15,781,100	5,946
	JNBY Design Ltd.	2,559,500	5,937
	Imeik Technology Development Co. Ltd. Class A	263,684	5,930
	Shenzhen Kedali Industry Co. Ltd. Class A	233,800	5,921
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,083,177	5,909
[2]	PAX Global Technology Ltd.	8,605,436	5,896
	Yuanjie Semiconductor Technology Co. Ltd. Class A	82,343	5,878
*,1,2	Yidu Tech Inc.	8,023,200	5,851
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	5,848
	China Great Wall Securities Co. Ltd. Class A	3,758,500	5,844
	Huadian Power International Corp. Ltd. Class A	7,677,040	5,840
	GEM Co. Ltd. Class A	4,859,240	5,816
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,008,343	5,808
*	United Nova Technology Co. Ltd. Class A	6,585,087	5,805
	Ningbo Joyson Electronic Corp. Class A	1,291,666	5,791
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,563,129	5,789
	SG Micro Corp. Class A	558,951	5,786
*	Yunnan Energy New Material Co. Ltd. Class A	846,135	5,771
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	381,422	5,766
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,909,412	5,763
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,389,825	5,761
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	5,690
	Zhongtai Securities Co. Ltd. Class A	5,798,370	5,690
	LB Group Co. Ltd. Class A	2,194,367	5,681
*	Dosilicon Co. Ltd. Class A	432,484	5,671
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	5,659
*	JA Solar Technology Co. Ltd. Class A	2,859,620	5,658
	Yealink Network Technology Corp. Ltd. Class A	1,115,346	5,641
	Sichuan Expressway Co. Ltd. Class H	8,537,276	5,618
	Changchun High-Tech Industry Group Co. Ltd. Class A	354,368	5,594
[1,2]	Angelalign Technology Inc.	680,993	5,590
*,2	Qunabox Group Ltd.	1,186,454	5,590
	Guangshen Railway Co. Ltd. Class H	19,007,093	5,578
[1]	China East Education Holdings Ltd.	6,619,500	5,565
	JL Mag Rare-Earth Co. Ltd. Class A	1,011,072	5,564
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,204,797	5,558
	Guangdong Provincial Expressway Development Co. Ltd. Class B	5,049,436	5,549
	Guolian Minsheng Securities Co. Ltd. Class A	3,573,100	5,531
	China Foods Ltd.	10,359,153	5,530
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	5,529
*	Maanshan Iron & Steel Co. Ltd. Class H	16,828,000	5,524
*	Remegen Co. Ltd. Class A	396,100	5,517
*	Talkweb Information System Co. Ltd. Class A	1,143,656	5,515
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,546,800	5,484
	Lee & Man Paper Manufacturing Ltd.	15,416,000	5,449
	XTC New Energy Materials Xiamen Co. Ltd. Class A	465,693	5,442
	New Hope Liuhe Co. Ltd. Class A	3,975,945	5,439
*	Shanghai Stonehill Technology Co. Ltd. Class A	4,876,354	5,434
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,607,202	5,424
	Han's Laser Technology Industry Group Co. Ltd. Class A	935,823	5,418
	Smartsens Technology Shanghai Co. Ltd. Class A	361,432	5,405
	Huafon Chemical Co. Ltd. Class A	4,264,901	5,380
*	Trina Solar Co. Ltd. Class A	1,877,546	5,374
	Kangji Medical Holdings Ltd.	4,634,000	5,366

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jinduicheng Molybdenum Co. Ltd. Class A	2,536,040	5,357
	Shenzhen Megmeet Electrical Co. Ltd. Class A	500,875	5,356
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	5,325
	Bestechnic Shanghai Co. Ltd. Class A	153,591	5,312
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,383,300	5,310
	Yunnan Tin Co. Ltd. Class A	1,590,399	5,300
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,063,674	5,296
*	Guosheng Securities Inc. Class A	1,795,092	5,290
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	5,269
*	Hopson Development Holdings Ltd.	12,935,093	5,247
	SUPCON Technology Co. Ltd. Class A	712,610	5,241
[1]	AK Medical Holdings Ltd.	6,899,000	5,218
	Beijing Roborock Technology Co. Ltd. Class A	227,189	5,217
*,1,2	Haichang Ocean Park Holdings Ltd.	55,342,000	5,208
	Ingenic Semiconductor Co. Ltd. Class A	426,616	5,204
*	Yonghui Superstores Co. Ltd. Class A	7,914,935	5,201
[2]	First Tractor Co. Ltd. Class H	5,159,706	5,191
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,161,470	5,175
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	5,173
	Neway Valve Suzhou Co. Ltd. Class A	700,209	5,167
*	Sensteed Hi-tech Group Class A	8,950,900	5,154
[1,2]	Everbright Securities Co. Ltd. Class H	4,101,200	5,150
[2]	China Education Group Holdings Ltd.	13,397,724	5,141
	CNGR Advanced Material Co. Ltd. Class A	793,240	5,133
*	OFILM Group Co. Ltd. Class A	2,951,125	5,120
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	5,119
	Shenergy Co. Ltd. Class A	4,420,059	5,114
	CGN New Energy Holdings Co. Ltd.	14,442,000	5,111
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,965,865	5,111
	Hangzhou First Applied Material Co. Ltd. Class A	2,313,626	5,107
*,2	Xinte Energy Co. Ltd. Class H	5,108,000	5,097
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	3,794,000	5,093
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,490,490	5,045
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	527,700	5,036
*,1,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,126,000	5,030
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	421,360	5,015
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	5,011
	Guoyuan Securities Co. Ltd. Class A	4,065,099	5,008
	Beijing New Building Materials plc Class A	1,496,197	5,000
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	4,995
	Tong Ren Tang Technologies Co. Ltd. Class H	8,343,132	4,979
	China XD Electric Co. Ltd. Class A	4,414,107	4,949
	APT Medical Inc. Class A	127,379	4,944
	Raytron Technology Co. Ltd. Class A	423,045	4,940
*	Gaotu Techedu Inc. ADR	1,726,078	4,937
	Dongxing Securities Co. Ltd. Class A	2,767,414	4,928
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	839,250	4,926
	JCHX Mining Management Co. Ltd. Class A	535,369	4,921
	Caitong Securities Co. Ltd. Class A	4,066,065	4,916
[2]	China Resources Medical Holdings Co. Ltd.	11,274,789	4,899
	Sinomine Resource Group Co. Ltd. Class A	618,772	4,897
	NetDragon Websoft Holdings Ltd.	3,132,138	4,893
	Goneo Group Co. Ltd. Class A	796,502	4,890
*	Angang Steel Co. Ltd. Class H	18,718,652	4,887
	Shenzhen Goodix Technology Co. Ltd. Class A	422,604	4,884
	GalaxyCore Inc. Class A	2,176,120	4,883
	Maxscend Microelectronics Co. Ltd. Class A	464,857	4,878
	All Winner Technology Co. Ltd. Class A	757,259	4,876
	Yuexiu Transport Infrastructure Ltd.	8,894,501	4,861
	Tianli International Holdings Ltd.	15,709,741	4,850
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	445,400	4,842
[2]	China Modern Dairy Holdings Ltd.	30,883,299	4,812
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	4,808
	Bank of Changsha Co. Ltd. Class A	3,568,288	4,802
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	249,484	4,801
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	4,799
	Shandong Sun Paper Industry JSC Ltd. Class A	2,383,300	4,764
	Hangcha Group Co. Ltd. Class A	1,178,212	4,760
*	ASR Microelectronics Co. Ltd. Class A	362,476	4,760
	Western Securities Co. Ltd. Class A	3,940,319	4,759

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Ming Yuan Cloud Group Holdings Ltd.	11,192,000	4,754
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	4,751
	Baiyin Nonferrous Group Co. Ltd. Class A	6,385,400	4,751
*	Amlogic Shanghai Co. Ltd. Class A	392,642	4,746
	BOC International China Co. Ltd. Class A	2,394,727	4,735
*	Skyverse Technology Co. Ltd. Class A	296,396	4,722
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	334,400	4,722
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	4,690
*	BeOne Medicines Ltd. Class A	111,725	4,677
	ZMJ Group Co. Ltd. Class A	1,375,325	4,677
	Hoshine Silicon Industry Co. Ltd. Class A	670,820	4,677
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	4,675
	Guanghui Energy Co. Ltd. Class A	6,298,915	4,666
	Hangzhou GreatStar Industrial Co. Ltd.	1,075,600	4,661
*,1,2	Ocumension Therapeutics	4,347,715	4,658
	FinVolution Group ADR	760,745	4,648
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	229,913	4,640
	Hubei Dinglong Co. Ltd. Class A	930,908	4,638
	RoboTechnik Intelligent Technology Co. Ltd. Class A	147,200	4,630
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,457,000	4,598
	Jiangsu Yoke Technology Co. Ltd. Class A	422,100	4,584
	Youngor Fashion Co. Ltd. Class A	4,346,180	4,583
	Yunnan Copper Co. Ltd. Class A	1,806,500	4,583
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	4,582
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	4,566
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,517,200	4,556
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	4,528
*,1	China Bohai Bank Co. Ltd. Class H	34,462,490	4,521
*	Sichuan Huafeng Technology Co. Ltd. Class A	420,543	4,521
*,1,2	Bairong Inc. Class B	3,567,500	4,517
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	4,514
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	4,508
*	Orbbec Inc. Class A	366,921	4,501
	Wintime Energy Group Co. Ltd. Class A	19,876,200	4,498
[2]	Central China Securities Co. Ltd. Class H	13,549,000	4,494
	Cathay Biotech Inc. Class A	628,996	4,493
	Leo Group Co. Ltd. Class A	5,976,111	4,480
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,477
	Bank of Suzhou Co. Ltd. Class A	3,850,770	4,477
*	Maanshan Iron & Steel Co. Ltd. Class A	7,840,392	4,474
	Huaibei Mining Holdings Co. Ltd. Class A	2,393,100	4,467
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	881,015	4,462
	Cinda Securities Co. Ltd. Class A	1,654,300	4,446
[1,2]	Maoyan Entertainment	5,196,400	4,444
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,441
*	Xiangcai Co. Ltd. Class A	2,450,900	4,437
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	160,148	4,432
	Health & Happiness H&H International Holdings Ltd.	2,844,451	4,425
	Tongkun Group Co. Ltd. Class A	2,202,499	4,403
*	Quzhou Xin'an Development Co. Ltd. Class A	7,235,854	4,398
	China Railway Signal & Communication Corp. Ltd. Class A	5,885,038	4,392
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,631,162	4,390
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	4,373
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	4,371
	Glarun Technology Co. Ltd. Class A	1,088,707	4,370
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	4,352
	Hunan Gold Corp. Ltd. Class A	1,423,292	4,336
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	4,332
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	4,328
	Geovis Technology Co. Ltd. Class A	754,409	4,326
	Fulin Precision Co. Ltd. Class A	1,568,960	4,321
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,419,531	4,319
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	4,316
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	4,298
	CITIC Heavy Industries Co. Ltd. Class A	4,062,679	4,291
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	4,289
	Do-Fluoride New Materials Co. Ltd. Class A	1,068,070	4,264
	Meihua Holdings Group Co. Ltd. Class A	2,704,300	4,246
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	4,241
*,2	Skyworth Group Ltd.	8,365,212	4,239

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Financial Leasing Co. Ltd. Class A	4,939,690	4,237
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	4,231
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	169,700	4,214
	Angel Yeast Co. Ltd. Class A	771,781	4,212
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	4,206
	DHC Software Co. Ltd. Class A	2,893,900	4,204
[2]	China Risun Group Ltd.	13,947,000	4,198
	Capital Securities Co. Ltd. Class A	1,432,600	4,188
[2]	Chervon Holdings Ltd.	1,612,700	4,185
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	4,175
	G-bits Network Technology Xiamen Co. Ltd. Class A	62,800	4,174
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,271,677	4,170
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	4,155
	Shui On Land Ltd.	45,422,500	4,144
	Guangzhou Automobile Group Co. Ltd. Class A	3,758,500	4,139
	COFCO Sugar Holding Co. Ltd. Class A	1,880,549	4,134
	Perfect World Co. Ltd. Class A	1,708,810	4,116
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	4,114
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,387,100	4,114
	Huaxin Cement Co. Ltd. Class A	1,354,664	4,111
	Zhejiang Longsheng Group Co. Ltd. Class A	2,773,472	4,107
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	4,104
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	461,079	4,095
	Sinolink Securities Co. Ltd. Class A	2,942,400	4,085
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	2,626,614	4,085
	Huali Industrial Group Co. Ltd. Class A	490,648	4,079
	Asymchem Laboratories Tianjin Co. Ltd. Class A	295,605	4,075
	Henan Shijia Photons Technology Co. Ltd. Class A	424,197	4,074
	CSG Holding Co. Ltd. Class B	17,434,095	4,060
*	SICC Co. Ltd. Class A	411,112	4,040
[2]	Xinyi Energy Holdings Ltd.	24,736,600	4,039
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	2,136,700	4,038
	Weifu High-Technology Group Co. Ltd. Class B	2,125,855	4,031
	Nanjing Securities Co. Ltd. Class A	3,371,310	4,015
	Hainan Jinpan Smart Technology Co. Ltd. Class A	415,898	4,001
	Wuhan Dameng Database Co. Ltd. Class A	101,142	4,000
	Hainan Strait Shipping Co. Ltd. Class A	2,100,555	3,996
	Digital China Group Co. Ltd. Class A	659,901	3,995
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	3,994
	EverProX Technologies Co. Ltd. Class A	284,900	3,992
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	10,390,622	3,972
	China Shineway Pharmaceutical Group Ltd.	3,675,885	3,971
	First Capital Securities Co. Ltd. Class A	3,649,420	3,971
*	Shanghai DZH Ltd. Class A	1,945,300	3,970
	Flat Glass Group Co. Ltd. Class A	1,522,900	3,965
*	Sichuan Hongda Co. Ltd. Class A	2,573,900	3,953
*	Ningbo Shanshan Co. Ltd. Class A	2,043,858	3,950
	Zhende Medical Co. Ltd. Class A	295,000	3,941
*	Hainan Meilan International Airport Co. Ltd. Class H	2,912,000	3,937
	Shenzhen SC New Energy Technology Corp. Class A	296,570	3,937
	Ginlong Technologies Co. Ltd. Class A	348,275	3,936
	Zhejiang Yinlun Machinery Co. Ltd. Class A	732,600	3,935
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	3,932
*	Pacific Securities Co. Ltd. Class A	6,208,755	3,927
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,944,692	3,916
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,911
	AVICOPTER plc Class A	771,802	3,911
[2]	Zhongyu Energy Holdings Ltd.	9,717,000	3,900
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,135,948	3,900
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,234,936	3,889
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	3,888
	Olympic Circuit Technology Co. Ltd. Class A	664,000	3,885
[1,2]	Sunac Services Holdings Ltd.	19,450,903	3,878
*	Sohu.com Ltd. ADR	259,796	3,871
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	3,865
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	3,863
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	3,863
	China Baoan Group Co. Ltd. Class A	2,396,736	3,861
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	137,240	3,860
	Sieyuan Electric Co. Ltd. Class A	208,840	3,855

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qilu Bank Co. Ltd. Class A	4,522,372	3,850
	Leader Harmonious Drive Systems Co. Ltd. Class A	167,823	3,849
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	3,837
	Intsig Information Co. Ltd. Class A	125,874	3,837
	Newland Digital Technology Co. Ltd. Class A	989,273	3,832
*	Ninestar Corp. Class A	1,256,227	3,831
	Skshu Paint Co. Ltd. Class A	617,493	3,828
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	3,812
	Thunder Software Technology Co. Ltd. Class A	394,227	3,811
*	Shanghai Junshi Biosciences Co. Ltd. Class A	670,708	3,810
[1]	Joinn Laboratories China Co. Ltd. Class H	1,379,463	3,810
	North Copper Co. Ltd. Class A	1,723,100	3,809
*	Seazen Holdings Co. Ltd. Class A	1,907,973	3,809
	Dajin Heavy Industry Co. Ltd. Class A	538,200	3,806
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	3,796
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	174,880	3,789
	Datang International Power Generation Co. Ltd. Class A	7,403,121	3,788
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	516,460	3,788
	Loncin Motor Co. Ltd. Class A	1,978,850	3,788
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	3,776
*	Hangzhou Iron & Steel Co. Class A	2,937,786	3,769
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,311,570	3,768
	Giantec Semiconductor Corp. Class A	161,378	3,763
	Liaoning Port Co. Ltd. Class A	15,634,408	3,758
	Huaan Securities Co. Ltd. Class A	4,031,141	3,757
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,635,786	3,755
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	788,350	3,751
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,040,144	3,749
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	3,737
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	3,732
	Wuchan Zhongda Group Co. Ltd. Class A	4,520,415	3,717
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	668,176	3,714
	China Film Group Co. Ltd. Class A	1,811,605	3,708
	Southwest Securities Co. Ltd. Class A	5,559,687	3,703
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	3,701
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	412,457	3,697
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	3,677
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	3,677
	Delton Technology Guangzhou Inc. Class A	351,900	3,670
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	220,000	3,665
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	336,794	3,662
*	Yanlord Land Group Ltd.	6,670,760	3,660
	Sunresin New Materials Co. Ltd. Class A	468,748	3,659
	Espressif Systems Shanghai Co. Ltd. Class A	155,509	3,654
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,645,034	3,651
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	3,651
	Yuexiu REIT	31,134,544	3,644
	Beijing Jingneng Power Co. Ltd. Class A	5,358,303	3,631
*	J-Yuan Trust Co. Ltd. Class A	8,606,000	3,631
	Zhuhai CosMX Battery Co. Ltd. Class A	963,347	3,631
	Juneyao Airlines Co. Ltd. Class A	1,988,669	3,623
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	3,608
	Shenzhen Huaqiang Industry Co. Ltd. Class A	921,536	3,599
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	3,592
	Guangzhou Haige Communications Group Inc. Co. Class A	2,182,647	3,591
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,188,971	3,589
	Hualan Biological Engineering Inc. Class A	1,581,223	3,583
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	3,579
	CIG Shanghai Co. Ltd. Class A	248,100	3,577
*	Kangmei Pharmaceutical Co. Ltd. Class A	12,350,700	3,575
	Oppein Home Group Inc. Class A	474,648	3,570
	Kehua Data Co. Ltd. Class A	464,400	3,568
	HLA Group Corp. Ltd. Class A	4,080,510	3,552
	State Grid Yingda Co. Ltd. Class A	3,912,447	3,549
	COFCO Capital Holdings Co. Ltd. Class A	1,986,357	3,547
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	3,528
	Ningbo Zhenyu Technology Co. Ltd. Class A	150,912	3,514
	Fujian Funeng Co. Ltd. Class A	2,467,473	3,508
	Sealand Securities Co. Ltd. Class A	5,449,495	3,501
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,499

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wangsu Science & Technology Co. Ltd. Class A	2,149,657	3,498
	Xiamen Faratronic Co. Ltd. Class A	206,363	3,492
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,036,600	3,473
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	8,472,300	3,467
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	3,465
	Hisense Home Appliances Group Co. Ltd. Class A	962,651	3,464
	Shenzhen MTC Co. Ltd. Class A	4,004,555	3,463
*	AVIC Chengdu UAS Co. Ltd. Class A	507,816	3,458
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	281,200	3,457
	Shanghai Belling Co. Ltd. Class A	718,144	3,452
	Konfoong Materials International Co. Ltd. Class A	261,176	3,451
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,447
	Xiamen C & D Inc. Class A	2,403,500	3,443
	Chongqing Brewery Co. Ltd. Class A	455,451	3,439
	Anhui Yingjia Distillery Co. Ltd. Class A	576,043	3,431
*	Henan Zhongfu Industry Co. Ltd. Class A	3,586,700	3,431
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	582,484	3,418
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	233,377	3,409
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	3,404
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,634,729	3,390
	Intco Medical Technology Co. Ltd. Class A	609,870	3,389
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,381
	Advanced Fiber Resources Zhuhai Ltd. Class A	228,455	3,358
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	3,347
	Shanxi Securities Co. Ltd. Class A	3,717,220	3,345
	YongXing Special Materials Technology Co. Ltd. Class A	483,578	3,344
	Keda Industrial Group Co. Ltd. Class A	1,814,900	3,344
	Concord New Energy Group Ltd.	67,444,071	3,342
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,435,503	3,342
*	Youdao Inc. ADR	318,352	3,340
	Livzon Pharmaceutical Group Inc. Class A	646,481	3,339
	Shanghai Huace Navigation Technology Ltd. Class A	737,156	3,323
*	MGI Tech Co. Ltd. Class A	358,556	3,319
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,289,844	3,318
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,308
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	3,308
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	3,308
	Xuji Electric Co. Ltd. Class A	889,400	3,307
[2]	BOE Varitronix Ltd.	5,158,813	3,305
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	3,296
	TangShan Port Group Co. Ltd. Class A	5,882,883	3,284
	Qingdao Port International Co. Ltd. Class A	2,735,300	3,279
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,448,132	3,275
*	Sinopec Oilfield Service Corp. Class A	10,385,000	3,273
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,299,239	3,271
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	3,270
*	Qi An Xin Technology Group Inc. Class A	594,720	3,264
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	3,263
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,259
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,251
	China Yongda Automobiles Services Holdings Ltd.	14,801,652	3,250
[1,2]	Medlive Technology Co. Ltd.	2,396,500	3,249
*	Beiqi Foton Motor Co. Ltd. Class A	7,699,385	3,249
	Ruijie Networks Co. Ltd. Class A	311,440	3,248
*,2	Shenzhen Investment Ltd.	30,022,949	3,245
	Ningbo Zhoushan Port Co. Ltd. Class A	6,137,963	3,241
	China National Medicines Corp. Ltd. Class A	773,038	3,238
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	830,950	3,227
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	910,024	3,221
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,209
	Joinn Laboratories China Co. Ltd. Class A	617,124	3,204
	Hongta Securities Co. Ltd. Class A	2,599,280	3,203
	Minmetals Capital Co. Ltd. Class A	3,845,560	3,202
*	ApicHope Pharmaceutical Group Co. Ltd.	405,900	3,193
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	3,191
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	3,191
	Heilongjiang Agriculture Co. Ltd. Class A	1,569,405	3,187
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	3,180
	AIMA Technology Group Co. Ltd. Class A	690,603	3,174
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,425,020	3,172

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	3,170
	Zhejiang Dingli Machinery Co. Ltd. Class A	424,448	3,170
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	226,800	3,169
	Jiangsu Leili Motor Co. Ltd. Class A	410,600	3,164
	Dazhong Mining Co. Ltd.	1,151,900	3,159
	Anhui XDLK Microsystem Corp. Ltd. Class A	348,650	3,155
	Beijing Sifang Automation Co. Ltd. Class A	796,339	3,152
	Eastern Air Logistics Co. Ltd. Class A	1,399,391	3,147
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	3,143
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,142
	Bloomage Biotechnology Corp. Ltd. Class A	414,001	3,141
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	3,137
	STO Express Co. Ltd. Class A	1,436,275	3,126
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,280,300	3,125
	Kingsemi Co. Ltd. Class A	185,209	3,124
	BBMG Corp. Class H	29,585,781	3,121
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	3,120
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,110
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	875,996	3,101
	Hengyi Petrochemical Co. Ltd. Class A	3,291,000	3,100
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	850,200	3,099
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	128,090	3,097
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	3,093
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	358,400	3,088
*	Shandong Hontron Aluminum Industry Holding Co. Ltd.	1,070,500	3,086
	Winner Medical Co. Ltd. Class A	530,105	3,078
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	3,077
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	3,074
	DBG Technology Co. Ltd. Class A	709,280	3,073
*,1	AInnovation Technology Group Co. Ltd. Class H	3,562,100	3,072
	Tibet Huayu Mining Co. Ltd. Class A	731,700	3,063
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	3,062
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	749,800	3,061
	Grandblue Environment Co. Ltd. Class A	774,060	3,060
	CNOOC Energy Technology & Services Ltd. Class A	5,575,300	3,058
	Autel Intelligent Technology Corp. Ltd. Class A	563,334	3,052
	Canmax Technologies Co. Ltd. Class A	712,075	3,043
*	Vantone Neo Development Group Co. Ltd. Class A	1,751,010	3,041
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,914,721	3,041
	Shanghai Construction Group Co. Ltd. Class A	7,670,773	3,040
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	432,249	3,037
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	3,037
	POCO Holding Co. Ltd. Class A	275,580	3,028
	Huaming Power Equipment Co. Ltd. Class A	823,743	3,022
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	3,021
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	3,019
	Beijing Shiji Information Technology Co. Ltd. Class A	2,173,972	3,018
	Xiamen Xiangyu Co. Ltd. Class A	2,585,319	3,018
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	3,010
	Huaxi Securities Co. Ltd. Class A	2,120,800	3,010
*	North Industries Group Red Arrow Co. Ltd. Class A	1,162,043	3,002
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	2,999
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	761,600	2,998
	StarPower Semiconductor Ltd. Class A	203,700	2,998
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,922,856	2,990
	Shanghai M&G Stationery Inc. Class A	757,675	2,982
[1,2]	A-Living Smart City Services Co. Ltd. Class H	9,350,913	2,975
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	2,970
*	Shenyang Machine Tool Co. Ltd. Class A	2,723,800	2,969
	Shanghai AtHub Co. Ltd. Class A	635,014	2,968
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,959
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,952
	T&S Communications Co. Ltd. Class A	210,400	2,952
	Guangzhou Port Co. Ltd. Class A	6,252,000	2,952
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,951
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,950
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,950
	Arcsoft Corp. Ltd. Class A	390,648	2,940
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,028,500	2,938
	Hydsoft Technology Co. Ltd. Class A	372,600	2,933

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Dalian Bio-Chem Co. Ltd. Class A	696,200	2,933
*	Chengxin Lithium Group Co. Ltd. Class A	818,074	2,932
	Weihai Guangwei Composites Co. Ltd. Class A	724,577	2,932
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	2,931
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,131,813	2,930
	Sichuan New Energy Power Co. Ltd. Class A	1,690,678	2,922
	Betta Pharmaceuticals Co. Ltd. Class A	365,500	2,922
	Hubei Energy Group Co. Ltd. Class A	4,346,145	2,890
	Xiamen International Airport Co. Ltd. Class A	1,212,160	2,885
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	712,900	2,880
	Shuanglin Co. Ltd. Class A	510,960	2,874
	Sinoma International Engineering Co. Class A	2,143,272	2,869
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	746,599	2,865
*,1,2	JS Global Lifestyle Co. Ltd.	12,498,500	2,864
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,109,246	2,862
	Xinfengming Group Co. Ltd. Class A	1,279,551	2,860
	Electric Connector Technology Co. Ltd. Class A	403,805	2,857
	Zhejiang Supor Co. Ltd. Class A	425,319	2,853
	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	2,851
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	2,848
*,2	HealthyWay Inc.	3,447,000	2,844
	Jiangsu Azure Corp. Class A	1,053,150	2,844
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,839
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	2,837
	INESA Intelligent Tech Inc. Class A	1,006,390	2,834
	Anjoy Foods Group Co. Ltd. Class A	272,798	2,834
	Jilin Electric Power Co. Ltd. Class A	3,438,980	2,833
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	2,828
	Beijing Shougang Co. Ltd. Class A	4,789,161	2,828
	Fujian Sunner Development Co. Ltd. Class A	1,185,614	2,824
	Hesteel Co. Ltd. Class A	8,004,983	2,824
	Shandong Hi-speed Co. Ltd. Class A	2,150,754	2,821
	Jiangxi Jovo Energy Co. Ltd. Class A	617,500	2,819
*	JoulWatt Technology Co. Ltd. Class A	399,651	2,819
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	274,822	2,818
	Beijing United Information Technology Co. Ltd. Class A	704,729	2,815
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	350,522	2,809
	Northeast Securities Co. Ltd. Class A	2,199,858	2,809
	Baimtec Material Co. Ltd. Class A	371,491	2,799
	Tian Di Science & Technology Co. Ltd. Class A	3,329,339	2,797
	JiuGui Liquor Co. Ltd. Class A	312,900	2,797
*	DingDong Cayman Ltd. ADR	1,519,531	2,796
*	Zhihu Inc. ADR	642,864	2,796
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	793,321	2,794
	YUNDA Holding Group Co. Ltd. Class A	2,725,269	2,791
	IKD Co. Ltd. Class A	876,400	2,789
*	Bohai Leasing Co. Ltd. Class A	5,550,600	2,789
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	2,787
	Guangzhou Development Group Inc. Class A	2,884,471	2,785
	Fibocom Wireless Inc. Class A	725,346	2,783
	People.cn Co. Ltd. Class A	980,094	2,783
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,787,422	2,776
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,116,200	2,770
	Keboda Technology Co. Ltd. Class A	253,381	2,763
*	Hytera Communications Corp. Ltd. Class A	1,706,265	2,762
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,562,650	2,762
	Huangshan Tourism Development Co. Ltd. Class B	3,905,203	2,761
	Jizhong Energy Resources Co. Ltd. Class A	3,202,707	2,760
	Guangxi Liugong Machinery Co. Ltd. Class A	1,684,261	2,756
	Guangshen Railway Co. Ltd. Class A	6,401,834	2,753
	By-health Co. Ltd. Class A	1,553,906	2,741
	Autobio Diagnostics Co. Ltd. Class A	507,112	2,741
*,2	Adicon Holdings Ltd.	3,512,917	2,732
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,731
*	NavInfo Co. Ltd. Class A	2,159,087	2,731
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,145,695	2,726
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,526,227	2,719
	Guangdong Aofei Data Technology Co. Ltd. Class A	953,508	2,718
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	2,713
*	Beijing BDStar Navigation Co. Ltd. Class A	640,651	2,712

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	265,637	2,711
	Sinotrans Ltd. Class A	2,860,365	2,704
	Shandong Linglong Tyre Co. Ltd. Class A	1,249,891	2,703
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	2,702
*	COL Group Co. Ltd. Class A	675,600	2,696
	Castech Inc. Class A	413,840	2,695
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,690
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,099,500	2,683
*	Estun Automation Co. Ltd. Class A	757,874	2,682
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,682
*,2	Yeahka Ltd.	2,395,200	2,671
*	3peak Inc. Class A	111,788	2,669
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,668
	Bank of Guiyang Co. Ltd. Class A	3,119,727	2,667
	Jiangsu Etern Co. Ltd. Class A	1,269,370	2,664
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	2,659
	Fujian Longking Co. Ltd. Class A	1,122,000	2,659
	Andon Health Co. Ltd. Class A	465,756	2,653
	CECEP Wind-Power Corp. Class A	6,106,510	2,653
	Guizhou Chanhen Chemical Corp. Class A	552,400	2,651
	China Railway Materials Co. Ltd. Class A	7,011,500	2,641
	Shenzhen Forms Syntron Information Co. Ltd. Class A	496,800	2,636
	Sigmastar Technology Ltd. Class A	318,700	2,634
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	268,104	2,633
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	2,633
	Zhejiang Hailiang Co. Ltd. Class A	1,627,916	2,633
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,627
	Beibuwan Port Co. Ltd. Class A	2,132,600	2,626
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	2,616
	Shanghai Chinafortune Co. Ltd. Class A	1,113,761	2,614
	Bank of Qingdao Co. Ltd. Class A	3,590,600	2,614
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,060,541	2,612
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	2,612
	Caida Securities Co. Ltd. Class A	2,547,100	2,610
	China Oriental Group Co. Ltd.	15,453,736	2,608
*	Antong Holdings Co. Ltd. Class A	4,305,231	2,597
	Shenzhen CECport Technologies Co. Ltd. Class A	691,500	2,595
	Sany Renewable Energy Co. Ltd. Class A	649,903	2,585
	China Coal Xinji Energy Co. Ltd. Class A	2,532,700	2,578
	Western Region Gold Co. Ltd. Class A	668,800	2,577
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	2,576
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	228,578	2,575
	Gambol Pet Group Co. Ltd. Class A	251,300	2,572
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	569,400	2,571
	Tinergy Chemical Co. Ltd. Class A	3,274,155	2,568
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	2,565
*	Greenland Holdings Corp. Ltd. Class A	10,307,476	2,565
	COSCO SHIPPING Development Co. Ltd. Class A	6,942,676	2,557
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	2,552
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	248,900	2,552
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,551
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	2,549
	iRay Group Class A	166,867	2,547
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,546
	Jack Technology Co. Ltd. Class A	407,875	2,543
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	2,543
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,014,445	2,543
[1]	Zhou Hei Ya International Holdings Co. Ltd.	10,833,904	2,542
	Mloptic Corp. Class A	49,240	2,540
	Chengdu Xingrong Environment Co. Ltd. Class A	2,558,600	2,539
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,537
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	2,534
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,552,300	2,534
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,531
	Qingdao Sentury Tire Co. Ltd. Class A	923,600	2,523
	INESA Intelligent Tech Inc. Class B	3,511,519	2,519
*	BGI Genomics Co. Ltd. Class A	363,649	2,512
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	639,165	2,509
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	2,502
	Xi'an Bright Laser Technologies Co. Ltd. Class A	235,378	2,498

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Longcheer Technology Co. Ltd.	396,100	2,498
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	222,559	2,494
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	2,493
	Huada Automotive Technology Corp. Ltd. Class A	406,500	2,493
[1,2]	Jiumaojiu International Holdings Ltd.	10,925,000	2,488
*	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,487
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	2,486
	Shaanxi International Trust Co. Ltd. Class A	4,854,307	2,485
	Fortior Technology Shenzhen Co. Ltd. Class A	90,933	2,475
	Shede Spirits Co. Ltd. Class A	283,552	2,474
	Goke Microelectronics Co. Ltd. Class A	196,649	2,468
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,466
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	331,882	2,463
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	2,460
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,536,200	2,459
	Guobo Electronics Co. Ltd. Class A	245,244	2,455
	Longshine Technology Group Co. Ltd. Class A	975,625	2,453
*	Suzhou Centec Communications Co. Ltd. Class A	142,821	2,449
	MotoMotion China Corp. Class A	184,600	2,449
	Shanghai Vital Microtech Co. Ltd.	935,196	2,442
	Northking Information Technology Co. Ltd. Class A	814,700	2,442
	Ferrotec Anhui Technology Development Co. Ltd. Class A	444,900	2,441
	Anhui Kouzi Distillery Co. Ltd. Class A	534,227	2,434
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,149,676	2,434
	Lakala Payment Co. Ltd. Class A	718,400	2,430
	Yankershop Food Co. Ltd. Class A	235,410	2,429
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	2,422
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,419
	China Wafer Level CSP Co. Ltd. Class A	584,639	2,415
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	2,414
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	2,407
*,2	Sinopec Oilfield Service Corp. Class H	24,258,608	2,406
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,404
	Keli Sensing Technology Ningbo Co. Ltd. Class A	250,200	2,400
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,400
	Hanwei Electronics Group Corp. Class A	303,102	2,397
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,395
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,337,601	2,392
	Grinm Advanced Materials Co. Ltd. Class A	748,000	2,387
*	Sai Micro Electronics Inc. Class A	693,440	2,386
	Citic Offshore Helicopter Co. Ltd. Class A	768,100	2,386
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,378
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	2,378
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,377
	CITIC Metal Co. Ltd. Class A	1,386,300	2,374
	Innovation New Material Technology Co. Ltd. Class A	3,748,400	2,371
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	2,370
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	236,090	2,364
*	Tianma Microelectronics Co. Ltd. Class A	1,727,805	2,360
	Shengda Resources Co. Ltd. Class A	713,800	2,358
	Topchoice Medical Corp. Class A	385,591	2,355
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	2,354
*	Sinocelltech Group Ltd. Class A	311,556	2,348
	China Oilfield Services Ltd. Class A	1,157,900	2,344
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	2,342
	Guangdong Dowstone Technology Co. Ltd. Class A	675,400	2,341
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,340
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	2,337
	Yantai China Pet Foods Co. Ltd. Class A	290,600	2,336
*	Far East Smarter Energy Co. Ltd. Class A	2,130,760	2,336
	Jiayou International Logistics Co. Ltd. Class A	1,179,916	2,329
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	977,400	2,322
*	TianShan Material Co. Ltd. Class A	2,735,820	2,316
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,314
	Sichuan EM Technology Co. Ltd. Class A	825,890	2,314
	CETC Digital Technology Co. Ltd. Class A	602,868	2,307
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	2,307
*	Zotye Automobile Co. Ltd. Class A	4,412,600	2,306
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	656,420	2,305
	Fujian Star-net Communication Co. Ltd. Class A	611,781	2,302

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,291
*	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	2,291
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,290
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	2,290
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	2,289
	Shenzhen Topband Co. Ltd. Class A	1,179,400	2,287
	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	2,285
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	2,281
*,3	Jinke Smart Services Group Co. Ltd. Class H	2,573,700	2,277
*	TRS Information Technology Corp. Ltd. Class A	786,100	2,275
*	Hongyuan Green Energy Co. Ltd. Class A	548,698	2,274
*	InventisBio Co. Ltd. Class A	533,088	2,273
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	360,668	2,270
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	2,267
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,041,000	2,267
*	Venustech Group Inc. Class A	1,028,200	2,265
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	2,262
	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	2,257
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	2,257
	GCL Energy Technology Co. Ltd. Class A	1,499,000	2,255
*	Digital China Information Service Group Co. Ltd. Class A	844,543	2,255
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,253
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	2,253
	CECEP Solar Energy Co. Ltd. Class A	3,439,930	2,253
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	2,247
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	873,195	2,244
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	2,244
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	2,243
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	2,242
*	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	2,241
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	374,554	2,238
	Shanghai Awinic Technology Co. Ltd. Class A	191,245	2,229
	Zhuzhou Kibing Group Co. Ltd. Class A	2,229,714	2,225
	Central China Securities Co. Ltd. Class A	3,468,500	2,225
	Jiangsu Expressway Co. Ltd. Class A	1,150,698	2,222
*	Guocheng Mining Co. Ltd. Class A	870,800	2,221
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	2,219
	Dongguan Yiheda Automation Co. Ltd. Class A	549,282	2,219
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	788,700	2,218
*	Nanjing Tanker Corp. Class A	4,814,880	2,212
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	2,210
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	2,208
	China Lilang Ltd.	5,092,865	2,207
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	2,205
	Zhejiang HangKe Technology Inc. Co. Class A	479,377	2,203
	Sinosoft Co. Ltd. Class A	736,976	2,198
	Xiamen ITG Group Corp. Ltd. Class A	2,411,174	2,196
	Shandong Pharmaceutical Glass Co. Ltd. Class A	746,932	2,195
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,194
	Primarius Technologies Co. Ltd. Class A	400,608	2,192
	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	2,190
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,119,600	2,186
*	Bringspring Science & Technology Co. Ltd. Class A	586,000	2,184
*	Sinochem International Corp. Class A	3,714,416	2,183
	Xiamen Bank Co. Ltd. Class A	2,201,200	2,181
	First Tractor Co. Ltd. Class A	1,186,189	2,174
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	2,174
	Hefei Chipmore Technology Co. Ltd. Class A	1,056,575	2,173
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	2,172
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,170
	Shanghai Highly Group Co. Ltd. Class A	682,300	2,165
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	2,164
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	2,161
*	Jushri Technologies Inc. Class A	602,800	2,160
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	199,986	2,157
	Shanghai Jahwa United Co. Ltd. Class A	611,625	2,156
	Anhui Heli Co. Ltd. Class A	735,715	2,155
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	2,151
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,149
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,146

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuxi NCE Power Co. Ltd. Class A	405,481	2,141
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	2,141
	Jiangsu Lihua Foods Group Co. Ltd.	722,700	2,127
	Shanghai Haixin Group Co. Class B	7,814,763	2,119
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	2,112
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	2,110
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	2,110
*	CETC Chips Technology Inc. Class A	1,121,700	2,108
	Kaishan Group Co. Ltd. Class A	934,508	2,107
	Baoji Titanium Industry Co. Ltd. Class A	467,500	2,106
	Taiji Computer Corp. Ltd. Class A	556,906	2,104
	Transfar Zhilian Co. Ltd. Class A	2,395,026	2,103
	Willfar Information Technology Co. Ltd. Class A	404,641	2,099
	Qingdao Rural Commercial Bank Corp. Class A	4,632,500	2,097
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,760,600	2,091
	Xinxiang Richful Lube Additive Co. Ltd. Class A	261,660	2,090
	China Meheco Group Co. Ltd. Class A	1,318,564	2,089
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,103,462	2,087
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	2,086
	Yusys Technologies Co. Ltd. Class A	618,780	2,085
	Sineng Electric Co. Ltd. Class A	460,227	2,084
	CSSC Science & Technology Co. Ltd. Class A	1,237,900	2,084
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	2,083
	FAW Jiefang Group Co. Ltd. Class A	2,055,043	2,075
	BTG Hotels Group Co. Ltd. Class A	1,013,826	2,071
	Focus Technology Co. Ltd. Class A	310,120	2,067
	Moon Environment Technology Co. Ltd. Class A	1,033,869	2,065
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	2,065
	Hengbao Co. Ltd. Class A	671,300	2,063
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,056
	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	2,056
	Chinalin Securities Co. Ltd. Class A	924,427	2,055
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	2,052
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	2,051
*	Gemdale Corp. Class A	3,724,708	2,048
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,045
	Levima Advanced Materials Corp. Class A	727,400	2,045
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,592,644	2,041
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	473,330	2,040
	China Tianying Inc. Class A	2,471,620	2,039
	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	2,037
	Eastcompeace Technology Co. Ltd. Class A	598,315	2,036
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	2,036
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	2,036
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,120,745	2,035
*	Offcn Education Technology Co. Ltd. Class A	5,321,376	2,035
	Wuxi Autowell Technology Co. Ltd. Class A	330,887	2,033
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	2,032
	China Petroleum Engineering Corp. Class A	4,044,500	2,025
	Sino-Platinum Metals Co. Ltd. Class A	865,820	2,024
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,687,700	2,021
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	2,020
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,018
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,921,156	2,017
	Autohome Inc. Class A	319,568	2,016
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	827,022	2,015
	Shanghai Huayi Group Co. Ltd. Class B	3,803,200	2,012
*	Datang Huayin Electric Power Co. Ltd. Class A	2,157,900	2,012
	Sichuan Jiuzhou Electric Co. Ltd. Class A	934,400	2,012
	Shanghai Beite Technology Co. Ltd. Class A	285,600	2,012
*	China TransInfo Technology Co. Ltd. Class A	1,285,500	2,010
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	750,050	2,010
	Digiwin Co. Ltd.	272,194	2,009
	Bank of Xi'an Co. Ltd. Class A	3,668,400	2,006
	Dongfang Electronics Co. Ltd. Class A	1,198,400	2,005
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	2,000
	ORG Technology Co. Ltd. Class A	2,362,407	1,999
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,999
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,998
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,998

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,995
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,990
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,988
	Semitronix Corp. Class A	184,700	1,988
	DongFeng Automobile Co. Ltd. Class A	1,824,112	1,984
*	Merit Interactive Co. Ltd. Class A	384,848	1,978
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,703,900	1,977
*	Porton Pharma Solutions Ltd. Class A	527,750	1,976
*	Guangdong Topstar Technology Co. Ltd. Class A	422,540	1,971
	Jafron Biomedical Co. Ltd. Class A	688,160	1,971
*	Wondershare Technology Group Co. Ltd. Class A	193,097	1,968
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	888,424	1,967
	Shenzhen Bluetrum Technology Co. Ltd. Class A	102,319	1,960
	Tianneng Battery Group Co. Ltd. Class A	411,289	1,960
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	1,960
	Hexing Electrical Co. Ltd. Class A	411,689	1,955
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,952
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,056,397	1,949
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,949
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,763,100	1,947
*	Jihua Group Corp. Ltd. Class A	3,831,600	1,945
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	863,467	1,942
	XGD Inc. Class A	497,600	1,937
	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,937
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	1,935
	Chongqing Chuanyi Automation Co. Ltd. Class A	589,738	1,935
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,067,800	1,935
	Xianhe Co. Ltd. Class A	601,745	1,934
	Tibet Mineral Development Co. Ltd. Class A	522,300	1,932
	Jinko Power Technology Co. Ltd. Class A	3,924,900	1,931
	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,929
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,929
	Air China Cargo Co. Ltd. Class A	2,085,000	1,923
	China Kings Resources Group Co. Ltd. Class A	744,567	1,923
	Easy Click Worldwide Network Technology Co. Ltd. Class A	443,600	1,920
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,920
*	Hwa Create Co. Ltd. Class A	583,500	1,919
	Sumec Corp. Ltd. Class A	1,207,100	1,919
	MLS Co. Ltd. Class A	1,564,100	1,917
	Foryou Corp. Class A	430,200	1,915
	China National Accord Medicines Corp. Ltd. Class B	1,082,653	1,913
*	Vanchip Tianjin Technology Co. Ltd. Class A	362,688	1,907
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,907
*	PCI Technology Group Co. Ltd. Class A	1,972,258	1,903
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	673,900	1,903
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,901
*	Hangjin Technology Co. Ltd. Class A	626,350	1,900
*	Ourpalm Co. Ltd. Class A	2,598,261	1,899
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	1,899
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,898
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,853,241	1,897
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,009,294	1,896
	Ningbo Yunsheng Co. Ltd. Class A	941,571	1,889
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,888
	Ovctek China Inc. Class A	805,582	1,887
	China International Marine Containers Group Co. Ltd. Class A	1,699,880	1,887
	Bank of Chongqing Co. Ltd. Class A	1,256,017	1,885
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,334,292	1,884
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,883
	Skyworth Digital Co. Ltd. Class A	985,400	1,883
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,881
[2]	Digital China Holdings Ltd.	4,865,894	1,878
	Lingyun Industrial Corp. Ltd. Class A	1,012,140	1,877
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,877
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	1,874
	China World Trade Center Co. Ltd. Class A	660,935	1,874
	Hubei Yihua Chemical Industry Co. Ltd. Class A	958,900	1,871
	Visual China Group Co. Ltd. Class A	615,131	1,871
*	Easyhome New Retail Group Co. Ltd. Class A	4,603,400	1,870
	China Merchants Port Group Co. Ltd. Class A	645,200	1,862

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Aisino Corp. Class A	1,593,519	1,862
	Weaver Network Technology Co. Ltd. Class A	231,500	1,861
*	Angang Steel Co. Ltd. Class A	4,957,502	1,854
	Triangle Tyre Co. Ltd. Class A	891,500	1,852
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	409,300	1,849
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	1,840
	Neusoft Corp. Class A	1,243,366	1,839
	Suntak Technology Co. Ltd. Class A	917,800	1,837
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,836
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	1,836
	ZWSOFT Co. Ltd. Guangzhou Class A	161,766	1,834
*	Zhuhai Zhumian Group Co. Ltd.	1,966,420	1,833
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,829
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,827
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,826
	Sinofibers Technology Co. Ltd. Class A	403,400	1,825
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,701,264	1,825
*	China Enterprise Co. Ltd. Class A	4,507,535	1,825
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,518,429	1,824
*	Polaris Bay Group Co. Ltd. Class A	1,761,898	1,823
	Shenzhen Aisidi Co. Ltd. Class A	1,044,620	1,822
	Lao Feng Xiang Co. Ltd. Class A	268,600	1,820
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,820
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,819
*	Doushen Beijing Education & Technology Inc. Class A	1,835,600	1,817
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	1,815
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,815
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,809
	Xiamen Intretech Inc. Class A	646,390	1,799
	China National Accord Medicines Corp. Ltd. Class A	501,451	1,792
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	1,789
	Jiangzhong Pharmaceutical Co. Ltd. Class A	594,900	1,788
	Changzhou Fusion New Material Co. Ltd. Class A	212,602	1,781
	Gansu Energy Chemical Co. Ltd. Class A	4,889,586	1,780
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,336,600	1,777
	Gaona Aero Material Co. Ltd. Class A	761,440	1,774
	Fujian Expressway Development Co. Ltd. Class A	3,524,100	1,773
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,070,000	1,766
	Linktel Technologies Co. Ltd. Class A	108,980	1,766
*	Jishi Media Co. Ltd. Class A	3,379,800	1,765
	Harbin Hatou Investment Co. Ltd. Class A	1,675,400	1,764
*	Addsino Co. Ltd. Class A	1,497,900	1,762
	YGSOFT Inc. Class A	1,925,995	1,761
	HBIS Resources Co. Ltd. Class A	666,600	1,759
	Windey Energy Technology Group Co. Ltd. Class A	684,528	1,758
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,756
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,755
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	868,923	1,753
	CIMC Vehicles Group Co. Ltd. Class A	1,297,200	1,752
	Pylon Technologies Co. Ltd. Class A	187,357	1,747
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,747
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	900,100	1,745
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,744
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,743
	Nanjing Gaoke Co. Ltd. Class A	1,342,279	1,740
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,739
	Explosive Co. Ltd. Class A	894,300	1,738
	Baowu Magnesium Technology Co. Ltd. Class A	863,707	1,738
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,525,800	1,736
	Naruida Technology Co. Ltd. Class A	316,911	1,736
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,736
	Hainan Mining Co. Ltd. Class A	1,264,500	1,735
	CCCC Design & Consulting Group Co. Ltd. Class A	1,604,250	1,729
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,727
	Guangdong Mingyang Electric Co. Ltd. Class A	267,300	1,723
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	1,723
	China Railway Special Cargo Logistics Co. Ltd. Class A	2,908,800	1,721
	Beijing Shunxin Agriculture Co. Ltd. Class A	781,346	1,721
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,717
	BBMG Corp. Class A	7,099,793	1,716

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Relpow Technology Co. Ltd. Class A	463,747	1,712
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,711
*	Nations Technologies Inc. Class A	521,400	1,708
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	328,532	1,704
	Hangzhou EZVIZ Network Co. Ltd. Class A	375,392	1,703
	Xi'an Triangle Defense Co. Ltd. Class A	471,339	1,700
	Xiamen Kingdomway Group Co. Class A	599,100	1,699
	Servyou Software Group Co. Ltd. Class A	230,800	1,696
	CMST Development Co. Ltd. Class A	2,022,131	1,691
	Chow Tai Seng Jewellery Co. Ltd. Class A	868,825	1,690
	Bank of Lanzhou Co. Ltd. Class A	4,998,100	1,686
*	Greattown Holdings Ltd. Class A	2,188,021	1,685
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,685
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,150,171	1,684
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	420,940	1,684
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	1,684
	Anhui Expressway Co. Ltd. Class A	802,100	1,683
	Xinyu Iron & Steel Co. Ltd. Class A	2,847,500	1,682
	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,679
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,678
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,677
	Eyebright Medical Technology Beijing Co. Ltd. Class A	183,848	1,676
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,675
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,360,700	1,674
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	1,674
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	1,673
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,671
*	SOHO China Ltd.	23,523,530	1,667
	BBMG Jidong Cement Group Co. Ltd. Class A	2,457,177	1,665
	Weifu High-Technology Group Co. Ltd. Class A	551,900	1,665
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,662
	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,662
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	2,997,200	1,660
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	307,909	1,656
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,655
	Xinhuanet Co. Ltd. Class A	588,640	1,655
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,653
	Kidswant Children Products Co. Ltd. Class A	1,089,100	1,650
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,650
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,648
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,647
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,646
	PhiChem Corp. Class A	498,100	1,642
	Eastern Communications Co. Ltd. Class A	891,962	1,641
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	1,639
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	1,638
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,637
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,636
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	108,181	1,634
	Zhuhai Huafa Properties Co. Ltd. Class A	2,363,266	1,634
	Hoymiles Power Electronics Inc. Class A	108,567	1,634
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	222,640	1,633
	Shenzhen Airport Co. Ltd. Class A	1,607,662	1,632
	Tianjin Port Co. Ltd. Class A	2,408,471	1,628
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,628
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	1,627
	Shenzhen Noposin Crop Science Co. Ltd. Class A	949,300	1,627
	Zhejiang Semir Garment Co. Ltd. Class A	2,138,820	1,626
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,626
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,092,400	1,623
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,011,900	1,622
	Jinlongyu Group Co. Ltd. Class A	372,600	1,621
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	511,724	1,619
	Sonoscape Medical Corp. Class A	401,567	1,619
*	Suzhou Everbright Photonics Co. Ltd. Class A	159,940	1,618
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	516,700	1,618
*	GoodWe Technologies Co. Ltd. Class A	189,178	1,618
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,617
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,086,522	1,614
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,829,397	1,613

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,413,839	1,612
	Guobang Pharma Ltd. Class A	502,900	1,609
	Henan Lingrui Pharmaceutical Co. Class A	504,300	1,608
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,607
	Suzhou Secote Precision Electronic Co. Ltd. Class A	238,370	1,607
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,169,600	1,605
	Xizang Zhufeng Resources Co. Ltd. Class A	798,757	1,602
	Youngy Co. Ltd. Class A	239,500	1,599
*	Hainan Haide Capital Management Co. Ltd. Class A	1,513,963	1,597
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,558,780	1,596
	Zhewen Interactive Group Co. Ltd. Class A	1,298,000	1,595
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	825,000	1,592
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,591
	Topsec Technologies Group Inc. Class A	1,084,532	1,590
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,587
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	1,586
	Shandong Publishing & Media Co. Ltd. Class A	1,348,300	1,584
	Shanghai Huayi Group Co. Ltd. Class A	1,416,176	1,583
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,582
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,581
	Valiant Co. Ltd. Class A	802,650	1,581
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,580
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,576
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,572
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	348,413	1,571
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,565,301	1,570
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,569
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	636,900	1,569
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	1,569
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,569
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,568
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,024,300	1,568
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	1,563
*	C*Core Technology Co. Ltd. Class A	351,184	1,562
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	1,559
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	393,226	1,559
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,558
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	1,557
*,2	Gemdale Properties & Investment Corp. Ltd.	68,852,000	1,553
*	Fujian Kuncai Material Technology Co. Ltd. Class A	597,940	1,551
	Sunstone Development Co. Ltd. Class A	448,100	1,551
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,549
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	189,129	1,548
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,547
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,546
	Fulongma Group Co. Ltd. Class A	355,320	1,545
*	Forehope Electronic Ningbo Co. Ltd. Class A	340,970	1,540
*	Xinzhi Group Co. Ltd. Class A	382,400	1,539
	Jiaze Renewables Co. Ltd.	2,495,200	1,537
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	1,537
	Nanjing Les Information Technology Co. Ltd. Class A	139,135	1,536
	Goldenmax International Group Ltd. Class A	661,900	1,534
	Guomai Technologies Inc. Class A	968,065	1,534
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,534
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,533
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,533
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	1,533
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	993,031	1,527
*	Visionox Technology Inc. Class A	1,281,646	1,527
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,526
	Camel Group Co. Ltd. Class A	1,063,051	1,524
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,523
	Chengdu Wintrue Holding Co. Ltd. Class A	1,037,870	1,523
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	1,522
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,519
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,516
	China Meidong Auto Holdings Ltd.	6,662,521	1,516
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,515
*	Insigma Technology Co. Ltd. Class A	1,008,500	1,515
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	105,714	1,513

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Nuode New Materials Co. Ltd. Class A	1,516,200	1,509
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,509
*	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,507
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,506
	Edifier Technology Co. Ltd. Class A	835,300	1,505
*	Archermind Technology Co. Ltd. Class A	195,091	1,500
	Chengdu RML Technology Co. Ltd. Class A	232,038	1,500
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	1,497
	Huatu Cendes Co. Ltd. Class A	158,580	1,497
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,496
	Shanghai Environment Group Co. Ltd. Class A	1,281,808	1,496
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,493
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	1,489
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,488
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,486
*	BOE HC SemiTek Corp.	1,326,450	1,485
*	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	1,485
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,484
	Laobaixing Pharmacy Chain JSC Class A	634,650	1,481
	Shenzhen Sunline Tech Co. Ltd. Class A	711,652	1,479
	Norinco International Cooperation Ltd. Class A	939,308	1,476
*	Alpha Group Class A	1,208,601	1,475
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,144,900	1,474
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,470
*	Sanwei Holding Group Co. Ltd. Class A	900,939	1,468
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,468
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,467
	Southern Publishing & Media Co. Ltd. Class A	736,800	1,465
	Sansure Biotech Inc. Class A	472,076	1,462
	Sichuan Expressway Co. Ltd. Class A	1,813,610	1,462
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	388,200	1,460
	NYOCOR Co. Ltd. Class A	1,861,100	1,460
	Deppon Logistics Co. Ltd. Class A	694,000	1,456
	Guangzhou Wondfo Biotech Co. Ltd. Class A	469,718	1,456
	Zhuhai Bojay Electronics Co. Ltd. Class A	143,000	1,455
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,451
*	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,449
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,446
	Sinocare Inc. Class A	543,300	1,446
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,445
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,444
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	518,940	1,443
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,441
	Chongqing Department Store Co. Ltd. Class A	374,760	1,440
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,439
	Renhe Pharmacy Co. Ltd. Class A	1,646,848	1,438
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	1,437
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,437
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,436
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	1,433
	Mehow Innovative Ltd. Class A	433,860	1,432
*	EFORT Intelligent Robot Co. Ltd.	448,241	1,432
*	Sinodata Co. Ltd. Class A	329,635	1,431
	Yangling Metron New Material Inc. Class A	610,820	1,430
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,425
	Shinva Medical Instrument Co. Ltd. Class A	652,622	1,425
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,576,900	1,422
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,951,950	1,422
	JSTI Group Class A	1,199,857	1,420
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	1,419
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,418
*	Guangdong Golden Dragon Development Inc. Class A	731,400	1,417
*	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,414
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,413
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,410
*	Risen Energy Co. Ltd. Class A	931,800	1,410
	Nanjing Pharmaceutical Co. Ltd. Class A	1,983,062	1,410
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,409
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,408
	Guangdong Electric Power Development Co. Ltd. Class B	5,941,248	1,407

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	TPV Technology Co. Ltd. Class A	3,847,200	1,407
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,399
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,398
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,644,200	1,395
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,394
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,393
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,391
*	HyUnion Holding Co. Ltd. Class A	1,101,382	1,385
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,384
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,382
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,526,620	1,382
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	1,381
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,380
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,380
	City Development Environment Co. Ltd. Class A	654,680	1,375
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,374
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	1,374
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,374
	C&S Paper Co. Ltd. Class A	1,224,890	1,372
	Sanquan Food Co. Ltd. Class A	873,620	1,371
	Kunshan Dongwei Technology Co. Ltd. Class A	255,990	1,370
	Shenzhen Expressway Corp. Ltd. Class A	953,204	1,370
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,367
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,563,057	1,366
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,366
	Central China Land Media Co. Ltd. Class A	803,100	1,365
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	1,361
	PNC Process Systems Co. Ltd. Class A	311,280	1,360
	Chengzhi Co. Ltd. Class A	1,263,328	1,360
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,360
	TDG Holdings Co. Ltd. Class A	940,100	1,358
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,354
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,354
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,353
*	Youzu Interactive Co. Ltd. Class A	745,416	1,351
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,351
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,350
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	173,249	1,349
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,349
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	717,700	1,348
	Foran Energy Group Co. Ltd. Class A	786,212	1,347
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,345
	Sinomach Automobile Co. Ltd. Class A	1,528,100	1,340
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,339
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,338
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	313,323	1,337
	Bluestar Adisseo Co. Class A	1,009,941	1,336
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	1,336
	Aotecar New Energy Technology Group Co. Ltd. Class A	2,987,100	1,336
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,336
*	CSG Smart Science & Technology Co. Ltd. Class A	756,395	1,335
	Sichuan Injet Electric Co. Ltd. Class A	179,400	1,333
	Sichuan Teway Food Group Co. Ltd. Class A	793,850	1,332
	Chengdu Guoguang Electric Co. Ltd. Class A	105,700	1,332
*	Hymson Laser Technology Group Co. Ltd. Class A	220,067	1,332
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	1,331
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,329
	Henan Liliang Diamond Co. Ltd. Class A	246,020	1,329
	Rianlon Corp. Class A	235,800	1,328
*	Shanghai STEP Electric Corp. Class A	521,200	1,324
	Zhejiang Jingu Co. Ltd. Class A	908,760	1,323
	Shanghai Haohai Biological Technology Co. Ltd. Class A	184,214	1,322
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,321
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,294,560	1,319
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,318
	Jinxi Axle Co. Ltd. Class A	1,804,300	1,317
*	Beijing eGOVA Co. Ltd. Class A	571,612	1,314
	KPC Pharmaceuticals Inc. Class A	686,896	1,314
	Shenma Industry Co. Ltd. Class A	939,904	1,313
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	1,311

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,308
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,307
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	1,302
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	1,301
*	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	1,300
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,506,900	1,295
	Sino Wealth Electronic Ltd. Class A	336,367	1,292
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	1,291
	Shanghai Fortune Techgroup Co. Ltd. Class A	451,600	1,291
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	814,664	1,291
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	1,290
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,289
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,289
	Shandong Dongyue Silicone Material Co. Ltd. Class A	986,800	1,288
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	345,260	1,286
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,284
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,283
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	1,283
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,281
	Qianhe Condiment & Food Co. Ltd. Class A	982,163	1,280
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,279
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,276
	Gansu Shangfeng Cement Co. Ltd. Class A	803,380	1,275
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,275
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	1,274
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,147,300	1,272
	IReader Technology Co. Ltd. Class A	434,794	1,270
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,059,000	1,269
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	1,268
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	377,112	1,268
*	Wolong New Energy Group Co. Ltd. Class A	943,001	1,265
	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,264
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,262
	Lier Chemical Co. Ltd. Class A	706,221	1,259
	FESCO Group Co. Ltd. Class A	472,048	1,257
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,024,988	1,255
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	1,255
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	434,500	1,254
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,253
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,093,000	1,252
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	1,251
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,251
	Hsino Tower Group Co. Ltd. Class A	2,044,000	1,250
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,248
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,246
	Shenzhen Hello Tech Energy Co. Ltd. Class A	144,743	1,243
*	North Electro-Optic Co. Ltd. Class A	494,561	1,241
	Huangshan Novel Co. Ltd. Class A	769,699	1,240
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,240
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	1,238
	Jingjin Equipment Inc. Class A	575,626	1,234
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,234
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	1,232
	China Science Publishing & Media Ltd. Class A	449,100	1,232
	Fujian Apex Software Co. Ltd. Class A	220,440	1,228
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	796,129	1,227
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	1,225
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	1,225
	Beyondsoft Corp. Class A	638,200	1,224
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,224
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,224
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,223
	Shandong Lukang Pharma Class A	867,190	1,222
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,222
	Hainan Expressway Co. Ltd. Class A	1,170,600	1,221
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	1,219
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,219
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	1,219
	263 Network Communications Co. Ltd. Class A	1,350,860	1,217
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,333,150	1,211

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,209
*	Daan Gene Co. Ltd. Class A	1,317,523	1,206
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,205
	Jangho Group Co. Ltd. Class A	1,104,707	1,204
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	1,203
	Chengdu Kanghua Biological Products Co. Ltd. Class A	110,970	1,203
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,203
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	1,202
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,101,078	1,201
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,199
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,198
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	1,198
	Guangdong South New Media Co. Ltd. Class A	176,292	1,198
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,198
*	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,197
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,197
*	Wonders Information Co. Ltd. Class A	1,233,500	1,196
*	Bright Real Estate Group Co. Ltd. Class A	2,068,005	1,196
	Lancy Co. Ltd. Class A	430,900	1,193
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	1,192
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,706,976	1,190
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,189
	Shenzhen YHLO Biotech Co. Ltd. Class A	562,515	1,189
	China Sports Industry Group Co. Ltd. Class A	908,800	1,188
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,187
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	388,542	1,186
*	Geo-Jade Petroleum Corp. Class A	3,552,000	1,185
	Sunyard Technology Co. Ltd. Class A	483,327	1,184
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,183
	Sino Biological Inc. Class A	110,770	1,182
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	1,181
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,180
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	1,176
	Liaoning Chengda Biotechnology Co. Ltd. Class A	304,927	1,175
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	135,168	1,174
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	1,171
*	Xian International Medical Investment Co. Ltd. Class A	1,732,500	1,168
	Fujian Boss Software Development Co. Ltd. Class A	609,033	1,167
	Befar Group Co. Ltd. Class A	1,918,734	1,165
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,165
	Toread Holdings Group Co. Ltd. Class A	884,800	1,164
*	Shenzhen Baoming Technology Co. Ltd. Class A	154,200	1,163
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	1,161
*	Bio-Thera Solutions Ltd. Class A	298,835	1,161
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	498,400	1,161
	Guizhou Tyre Co. Ltd. Class A	1,654,571	1,160
	Jinhui Liquor Co. Ltd. Class A	414,400	1,159
*	Global Infotech Co. Ltd. Class A	388,600	1,158
*	Shanghai Medicilon Inc. Class A	116,916	1,157
	CECEP Environmental Protection Co. Ltd. Class A	1,309,500	1,156
*	Shanying International Holding Co. Ltd. Class A	4,633,725	1,153
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,152
	Wuhan East Lake High Technology Group Co. Ltd. Class A	833,000	1,152
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	671,702	1,151
	Changzheng Engineering Technology Co. Ltd. Class A	430,580	1,149
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	1,149
*	Hongbo Co. Ltd. Class A	456,950	1,148
*	Kingsignal Technology Co. Ltd. Class A	620,360	1,146
	Fujian Septwolves Industry Co. Ltd. Class A	916,109	1,145
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,145
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	1,145
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	456,301	1,145
	Huafu Fashion Co. Ltd. Class A	1,703,810	1,145
*	Sichuan Haite High-tech Co. Ltd. Class A	649,180	1,145
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,144
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	192,090	1,143
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,142
	Jinhong Gas Co. Ltd. Class A	400,509	1,142
	Double Medical Technology Inc. Class A	162,000	1,138
	Tongyu Communication Inc. Class A	433,587	1,133

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,132
	Luoniushan Co. Ltd. Class A	1,097,907	1,132
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,132
*,3	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	1,132
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,130
*	Sun Create Electronics Co. Ltd. Class A	304,876	1,128
*	Fujian Snowman Group Co. Ltd. Class A	724,468	1,126
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	1,126
	EIT Environmental Development Group Co. Ltd. Class A	345,501	1,126
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	1,126
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,126
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,126
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	1,125
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,124
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,123
	Hangzhou Onechance Tech Corp. Class A	262,325	1,123
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,123
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,120
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	1,120
	Qingdao Gaoce Technology Co. Ltd. Class A	694,939	1,118
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,118
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	1,113
	Shenzhen Click Technology Co. Ltd. Class A	420,000	1,112
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,110
	Guizhou Gas Group Corp. Ltd. Class A	1,118,272	1,108
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,104
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	1,103
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	864,200	1,103
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,102
	Solareast Holdings Co. Ltd. Class A	775,159	1,102
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	1,102
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	1,100
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,100
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	1,099
*	Piesat Information Technology Co. Ltd. Class A	254,322	1,099
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,096
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,093
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,093
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	1,092
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,090
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,087
*	Client Service International Inc. Class A	432,967	1,086
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	1,086
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	1,083
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	1,081
*	China Reform Health Management & Services Group Co. Ltd. Class A	771,892	1,078
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,072
*	Guoguang Electric Co. Ltd. Class A	480,600	1,072
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	476,218	1,072
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	1,070
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	1,069
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,069
	Appotronics Corp. Ltd. Class A	421,869	1,069
	Bros Eastern Co. Ltd. Class A	1,423,289	1,069
	Rizhao Port Co. Ltd. Class A	2,389,100	1,068
	Suning Universal Co. Ltd. Class A	2,979,759	1,067
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	1,066
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	1,066
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	702,200	1,065
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	1,064
	Sumavision Technologies Co. Ltd. Class A	1,336,200	1,061
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	1,061
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	1,061
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,058
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,054
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	229,453	1,052
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	1,051
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,049
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,049
	Wushang Group Co. Ltd. Class A	745,977	1,047

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Juewei Food Co. Ltd. Class A	545,120	1,047
	Jinlei Technology Co. Ltd. Class A	253,900	1,046
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	1,045
	Mesnac Co. Ltd. Class A	860,489	1,044
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	1,043
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	1,039
	Qinhuangdao Port Co. Ltd. Class A	1,948,800	1,038
*	UTour Group Co. Ltd. Class A	1,051,725	1,037
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	1,035
	Three Squirrels Inc. Class A	311,840	1,033
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,027
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	1,027
	Shanghai Baolong Automotive Corp. Class A	193,300	1,024
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,023
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,023
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,019
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	846,120	1,018
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	1,018
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	1,017
*	Konka Group Co. Ltd. Class A	1,329,700	1,014
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	1,013
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	1,011
	Edan Instruments Inc. Class A	517,400	1,008
	Zhongtong Bus Holding Co. Ltd. Class A	607,400	1,003
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	1,002
	BMC Medical Co. Ltd. Class A	87,571	1,002
	CSG Holding Co. Ltd. Class A	1,495,900	1,000
*	Guangdong DFP New Material Group Co. Ltd.	1,459,100	999
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	999
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	998
	Yotrio Group Co. Ltd. Class A	1,839,350	998
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	997
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	997
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	995
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	994
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	994
	Jade Bird Fire Co. Ltd. Class A	631,164	993
*	B-Soft Co. Ltd. Class A	1,485,966	993
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	992
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	989
*	Shanghai AJ Group Co. Ltd. Class A	1,248,598	987
	Center International Group Co. Ltd. Class A	467,600	985
	Joyoung Co. Ltd. Class A	727,292	984
	Arctech Solar Holding Co. Ltd. Class A	163,228	983
	Chongqing Water Group Co. Ltd. Class A	1,484,150	983
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	981
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	981
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	980
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	980
	Focused Photonics Hangzhou Inc. Class A	419,596	980
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	976
*	Feitian Technologies Co. Ltd. Class A	392,500	976
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	976
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	975
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	975
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	304,850	973
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	972
	FSPG Hi-Tech Co. Ltd. Class A	885,500	970
	AUCMA Co. Ltd. Class A	971,301	968
*	Anyang Iron & Steel Inc. Class A	2,716,980	967
	FIYTA Precision Technology Co. Ltd. Class A	420,085	965
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	965
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	964
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	964
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	962
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	960
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	960
	Black Peony Group Co. Ltd. Class A	798,000	959
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	957
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	957

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong Goworld Co. Ltd. Class A	521,444	952
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	950
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	946
	Rastar Group Class A	1,078,500	946
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	944
	Streamax Technology Co. Ltd. Class A	145,100	944
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	943
	Toly Bread Co. Ltd. Class A	1,229,539	942
	Dazhong Transportation Group Co. Ltd. Class B	4,483,348	941
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	588,803	940
	JS Corrugating Machinery Co. Ltd. Class A	532,900	937
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	936
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	936
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	933
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	932
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	931
	Qiming Information Technology Co. Ltd. Class A	334,674	928
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	925
	Chongqing Port Co. Ltd. Class A	1,210,600	923
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	922
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	921
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	921
	Wellhope Foods Co. Ltd. Class A	854,101	921
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	920
*	China Union Holdings Ltd. Class A	1,594,400	918
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	918
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	918
	Yuneng Technology Co. Ltd. Class A	120,197	917
*	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	915
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	913
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	534,001	913
	Jiajiayue Group Co. Ltd. Class A	603,492	912
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	912
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	911
	Tungkong Inc. Class A	556,076	910
	Xiamen Port Development Co. Ltd. Class A	618,916	910
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	910
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	905
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	904
	Unilumin Group Co. Ltd. Class A	872,038	904
*	Sino GeoPhysical Co. Ltd. Class A	319,165	903
	Hualan Biological Vaccine Inc. Class A	291,400	899
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	899
	Suzhou Oriental Semiconductor Co. Ltd. Class A	87,786	896
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	895
	Guotai Epoint Software Co. Ltd. Class A	233,530	895
	Zhejiang Runtu Co. Ltd. Class A	868,351	894
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	894
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	894
	Orient International Enterprise Ltd. Class A	757,400	890
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	889
	Beijing CTJ Information Technology Co. Ltd. Class A	282,693	887
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	886
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	886
	Citychamp Dartong Advanced Materials Co. Ltd.	1,594,333	882
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	881
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	881
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	880
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	880
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,662,100	880
*	INKON Life Technology Co. Ltd. Class A	587,200	879
	Hefei Department Store Group Co. Ltd. Class A	932,417	878
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	302,600	876
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	876
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	875
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	874
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	873
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	873
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	873
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	872

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	871
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	870
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	869
*	Shenzhen Properties & Resources Development Group Ltd. Class A	552,952	868
*	Transwarp Technology Shanghai Co. Ltd. Class A	95,101	868
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	867
	Bear Electric Appliance Co. Ltd. Class A	127,600	865
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	864
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	864
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	863
	Dazhong Transportation Group Co. Ltd. Class A	1,039,000	862
	MYS Group Co. Ltd. Class A	1,417,892	862
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,970,144	862
	KingClean Electric Co. Ltd. Class A	238,900	860
	Xilinmen Furniture Co. Ltd. Class A	357,900	860
*	Hunan New Wellful Co. Ltd. Class A	974,000	860
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,439,243	859
	Newcapec Electronics Co. Ltd. Class A	488,335	859
*	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	858
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	857
	China West Construction Group Co. Ltd. Class A	923,156	857
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,172,450	857
	Time Publishing & Media Co. Ltd. Class A	662,480	857
	Jiangling Motors Corp. Ltd. Class A	303,198	856
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	856
	Cangzhou Dahua Co. Ltd. Class A	493,600	854
*	China Agriculture Development Seed Group Co. Ltd. Class A	943,400	852
	Luyang Energy-Saving Materials Co. Ltd.	509,771	850
*	DBAPP Security Ltd. Class A	105,429	849
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	847
	ZYNP Corp. Class A	522,900	847
*	Guizhou Zhenhua E-chem Inc. Class A	406,045	847
	Jiangling Motors Corp. Ltd. Class B	635,970	845
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	845
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	845
*	Daheng New Epoch Technology Inc. Class A	376,900	844
	Hongbaoli Group Corp. Ltd. Class A	714,859	844
*	Phenix Optical Co. Ltd. Class A	275,600	844
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	843
*	Hubei Century Network Technology Co. Ltd. Class A	465,300	843
*	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	843
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	842
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	840
	Emei Shan Tourism Co. Ltd. Class A	478,100	839
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	839
	Shenzhen Tellus Holding Co. Ltd. Class A	329,607	839
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	837
*	Guangdong Yowant Technology Group Co. Ltd. Class A	897,804	834
	Changhong Meiling Co. Ltd. Class A	852,328	833
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	833
*	Huludao Zinc Industry Co. Class A	1,526,300	831
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	831
*	Truking Technology Ltd. Class A	527,800	831
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,390,719	831
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	830
	Bestsun Energy Co. Ltd. Class A	1,400,600	830
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	829
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	829
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	828
*	ADAMA Ltd. Class A	915,100	827
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	826
*	Huayi Brothers Media Corp. Class A	2,343,802	826
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	824
	Anhui Korrun Co. Ltd. Class A	251,860	823
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	819
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	818
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	817
	Xiangyu Medical Co. Ltd. Class A	107,228	815
	Zhuhai Port Co. Ltd. Class A	1,050,000	815
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	814

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hunan Aihua Group Co. Ltd. Class A	335,506	813
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	809
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,000,621	808
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	808
	Shanghai Xinhua Media Co. Ltd. Class A	835,400	807
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	806
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	806
	Haining China Leather Market Co. Ltd. Class A	1,252,410	806
	Vontron Technology Co. Ltd. Class A	423,300	805
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	805
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	805
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	804
	Dashang Co. Ltd. Class A	323,433	800
	Goldcard Smart Group Co. Ltd. Class A	389,110	797
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	797
	CITIC Press Corp. Class A	192,900	796
	Changchun BCHT Biotechnology Co. Ltd. Class A	258,487	795
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	794
*	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	794
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	792
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	792
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	791
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	789
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	789
	Canny Elevator Co. Ltd. Class A	764,373	789
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	788
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	786
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	786
*	Inspur Software Co. Ltd. Class A	329,798	785
*,3	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	785
	Rainbow Digital Commercial Co. Ltd. Class A	1,030,799	783
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	782
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	2,642,075	782
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	777
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	776
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	776
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	914,000	775
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	775
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	775
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,561,596	775
	Beijing SDL Technology Co. Ltd. Class A	660,800	774
	Sunvim Group Co. Ltd. Class A	909,600	766
	Fujian Dongbai Group Co. Ltd. Class A	876,300	763
*	KBC Corp. Ltd. Class A	172,153	763
	Guangxi Energy Co. Ltd. Class A	1,383,240	763
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	762
	5I5J Holding Group Co. Ltd. Class A	1,884,803	761
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	760
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	759
	Vatti Corp. Ltd. Class A	842,448	757
	Jinneng Science & Technology Co. Ltd. Class A	858,655	757
*	Hanwang Technology Co. Ltd. Class A	231,900	756
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	756
	Monalisa Group Co. Ltd. Class A	349,604	754
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	753
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	751
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	750
	Shandong Xiantan Co. Ltd. Class A	847,492	750
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	749
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	749
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	749
	Hongli Zhihui Group Co. Ltd. Class A	716,500	747
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	747
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,709,100	745
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	743
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	742
	Hangzhou Cable Co. Ltd. Class A	652,000	742
	Shenzhen Xinyichang Technology Co. Ltd. Class A	75,200	742
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	741
*	ABA Chemicals Corp. Class A	726,200	741

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nanjing Cosmos Chemical Co. Ltd. Class A	383,600	741
*	Shunfa Hengneng Corp. Class A	1,684,921	740
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	737
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	736
*	Sinopec Oilfield Equipment Corp. Class A	719,342	735
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	734
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	734
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	733
*	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	732
	Opple Lighting Co. Ltd. Class A	298,600	730
	Create Technology & Science Co. Ltd. Class A	462,907	728
*	VanJee Technology Co. Ltd. Class A	201,160	725
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	724
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	723
*	XGimi Tech Co. Ltd. Class A	50,158	723
	Duolun Technology Corp. Ltd. Class A	587,777	721
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	719
*	Fujian Rongji Software Co. Ltd. Class A	609,300	719
*	Eastone Century Technology Co. Ltd. Class A	843,315	718
*	Beijing North Star Co. Ltd. Class A	2,701,615	718
*	Yijiahe Technology Co. Ltd. Class A	167,000	717
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	715
*	H&R Century Union Corp. Class A	709,000	711
*	Beijing Thunisoft Corp. Ltd. Class A	630,420	710
*	Beijing Sinohytec Co. Ltd. Class A	168,343	709
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	709
	Anhui Huamao Textile Co. Class A	1,074,064	708
*	Top Resource Energy Co. Ltd. Class A	847,100	707
*	Jiangsu Transimage Technology Co. Ltd. Class A	269,200	705
*	Beijing Forever Technology Co. Ltd. Class A	788,894	703
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	457,400	703
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	701
*	Macmic Science & Technology Co. Ltd. Class A	199,224	699
	China Television Media Ltd. Class A	310,000	698
	Wencan Group Co. Ltd. Class A	229,786	698
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	697
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	695
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	693
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	692
	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	691
	ZhongYeDa Electric Co. Ltd. Class A	501,400	689
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	685
*	Chongqing Yukaifa Co. Ltd. Class A	930,100	684
*	China Wuyi Co. Ltd. Class A	1,611,511	682
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	682
*	Qingdao Doublestar Co. Ltd. Class A	748,900	682
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	682
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	682
*	World Union Group Inc. Class A	2,085,355	680
	Ligao Foods Co. Ltd. Class A	115,920	679
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	676
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	674
*	Cybrid Technologies Inc. Class A	410,600	674
	Gem-Year Industrial Co. Ltd. Class A	942,111	673
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	672
*	Jiangsu General Science Technology Co. Ltd. Class A	1,075,440	671
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	668
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	667
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	216,720	667
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	666
*	Deluxe Family Co. Ltd. Class A	1,499,036	666
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	665
*	Dongjiang Environmental Co. Ltd. Class A	946,666	663
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	661
*	Beken Corp. Class A	122,587	661
	Three's Co. Media Group Co. Ltd. Class A	162,808	659
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	659
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	657
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	656
	Joeone Co. Ltd. Class A	502,277	652

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Zaisheng Technology Co. Ltd. Class A	971,936	650
	Zhejiang NetSun Co. Ltd. Class A	229,600	649
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,588,500	648
	Shandong Sunway Chemical Group Co. Ltd. Class A	551,832	648
	Dongfeng Electronic Technology Co. Ltd. Class A	367,250	646
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	646
[3]	Shandong Shengli Co. Class A	1,228,077	646
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	646
	Jenkem Technology Co. Ltd. Class A	47,933	644
*	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	641
	Shanghai Tianchen Co. Ltd. Class A	728,338	639
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	638
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	637
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	636
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	635
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	632
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	631
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	631
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	629
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	626
*	Liaoning Shenhua Holdings Co. Ltd. Class A	2,155,700	621
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	620
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	618
*	CanSino Biologics Inc. Class A	55,518	618
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	616
*	Chimin Health Management Co. Ltd. Class A	428,400	615
	Dare Power Dekor Home Co. Ltd. Class A	562,739	612
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	612
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	610
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	610
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	608
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	606
	Maccura Biotechnology Co. Ltd. Class A	366,530	603
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	602
	Era Co. Ltd. Class A	1,005,259	602
*	Triumph New Energy Co. Ltd. Class A	385,300	600
	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	600
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	599
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	599
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	598
	Ningbo Cixing Co. Ltd. Class A	598,800	598
	Delixi New Energy Technology Co. Ltd. Class A	189,420	598
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	595
*	Berry Genomics Co. Ltd. Class A	322,603	593
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	589
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	588
	Shandong Head Group Co. Ltd. Class A	319,700	586
	Tengda Construction Group Co. Ltd. Class A	1,637,499	585
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	585
	Jiangsu Jiuding New Material Co. Ltd.	486,200	585
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	584
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	584
*	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	583
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	581
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	581
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	579
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	578
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	578
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	575
	New Huadu Technology Co. Ltd. Class A	595,500	575
	CCS Supply Chain Management Co. Ltd. Class A	853,540	573
	Sichuan Meifeng Chemical IND Class A	591,151	572
*	Hengdian Entertainment Co. Ltd. Class A	255,322	572
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	569
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	566
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	565
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	564
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	562
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	562
*	Lucky Film Co. Ltd. Class A	528,691	561

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong Shirongzhaoye Co. Ltd. Class A	605,200	557
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	555
	Shenzhen Comix Group Co. Ltd. Class A	612,400	554
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	553
*	Rongan Property Co. Ltd. Class A	2,008,772	553
*	Blue Sail Medical Co. Ltd. Class A	712,564	551
	Beijing Fengjing Automotive Parts Co. Ltd.	1,023,576	550
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	550
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	550
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	548
	Beijing Bashi Media Co. Ltd. Class A	801,670	546
*	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	544
*	Bright Eye Hospital Group Co. Ltd. Class A	101,700	536
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	531
	Shanghai Titan Scientific Co. Ltd. Class A	151,876	531
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	527
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	522
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	521
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,329,324	520
*	Zhongfu Information Inc. Class A	235,500	520
*	Sinochem Equipment Technology Qingdao Co. Ltd. Class A	431,434	518
	Guangdong Delian Group Co. Ltd. Class A	675,035	516
	Guizhou Guihang Automotive Components Co. Ltd. Class A	251,584	513
	Haoxiangni Health Food Co. Ltd. Class A	364,800	513
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	512
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	511
*	Shenyang Chemical Co. Ltd. Class A	944,000	510
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	508
	Foshan Electrical & Lighting Co. Ltd. Class A	572,900	507
	Shanghai New World Co. Ltd. Class A	479,000	504
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	499
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	498
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	497
*	China Aluminum International Engineering Corp. Ltd. Class A	664,800	494
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	493
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	246,300	491
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	490
*	Changchun Gas Co. Ltd. Class A	499,800	489
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	489
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	484
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	482
	Shanghai Bailian Group Co. Ltd. Class B	858,956	480
*	Marssenger Kitchenware Co. Ltd. Class A	272,397	480
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	476
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	476
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	475
	Qingdao Citymedia Co. Ltd. Class A	496,400	474
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	466
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	465
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	463
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	210,500	462
*,1,2	Red Star Macalline Group Corp. Ltd. Class H	2,818,370	461
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	461
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	459
	Foshan Electrical & Lighting Co. Ltd. Class B	1,591,461	458
	PKU Healthcare Corp. Ltd. Class A	560,500	457
	Guangxi Nanning Waterworks Group Co. Ltd. Class A	631,800	456
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	456
*	China Quanjude Group Co. Ltd. Class A	278,800	451
*	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	433
	Bestore Co. Ltd. Class A	243,300	424
	JD.com Inc. ADR	12,744	421
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	419
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	416
*	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	414
	Sanlux Co. Ltd. Class A	648,400	407
*	Royal Group Co. Ltd. Class A	810,478	407
*	Meituan ADR	15,332	404
*	Xiaomi Corp. ADR	14,139	392
*	Red Star Macalline Group Corp. Ltd. Class A	994,330	387

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Fangda Group Co. Ltd. Class B	1,811,083	370
*	Fujian Green Pine Co. Ltd. Class A	355,400	361
	Ningbo David Medical Device Co. Ltd. Class A	182,500	348
	Whirlpool China Co. Ltd. Class A	236,750	344
	Baida Group Co. Ltd. Class A	256,600	330
	Lu Thai Textile Co. Ltd. Class A	320,200	327
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	118,188	326
*,3	China South City Holdings Ltd.	23,621,258	325
*	CMGE Technology Group Ltd.	6,358,000	323
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	323
	Thinkingdom Media Group Ltd. Class A	124,581	320
	Huangshan Tourism Development Co. Ltd. Class A	180,601	287
	Shanghai Highly Group Co. Ltd. Class B	432,407	286
	Helens International Holdings Co. Ltd.	2,190,000	282
	Shanghai Haixin Group Co. Class A	285,100	271
	H World Group Ltd. ADR	6,903	266
*	Golden Solar New Energy Technology Holdings Ltd.	1,493,761	246
	China Kepei Education Group Ltd.	1,190,000	222
*,3	Orient Group Inc.	3,391,900	172
*	Hainan Ruize New Building Material Co. Ltd. Class A	219,000	133
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	89
*	Agile Group Holdings Ltd.	940,500	51
	Guangzhou Holike Creative Home Co. Ltd. Class A	14,800	22
*,3	Shanghai Shimao Co. Ltd. Class A	273,212	17
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	10,910	9
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	—
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	—
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	—
*,3	Elion Energy Co. Ltd. Class A	2,693,050	—
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	—
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	—
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	—
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	—
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	—
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	—
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	—
*,3	Kangmei Pharmaceutical Co. Ltd.	601,990	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	—
*,3	China Dili Group	38,445,940	—
*,3	Chongqing Dima Industry Co. Ltd.	778,307	—
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp.	515,756	—
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	—
			46,291,341
Colombia (0.1%)
	Grupo Cibest SA ADR	1,094,763	63,540
	Interconexion Electrica SA ESP	5,113,855	33,167
	Ecopetrol SA	43,961,433	20,300
	Cementos Argos SA	7,432,261	19,898
[2]	Ecopetrol SA ADR	967,589	9,018
	Grupo Cibest SA	3,941	64
			145,987
Czech Republic (0.1%)
	CEZ A/S	1,857,651	113,760
	Komercni Banka A/S	990,498	50,670
[1]	Moneta Money Bank A/S	3,535,588	29,927

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Colt CZ Group SE	218,056	7,925
	Doosan Skoda Power A/S	120,282	2,591
			204,873
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	30,648,918	68,440
*	Eastern Co. SAE	16,591,765	15,802
	Talaat Moustafa Group	9,803,142	11,935
*	EFG Holding S.A.E.	14,407,899	8,584
	Telecom Egypt Co.	6,556,941	6,954
*	Fawry for Banking & Payment Technology Services SAE	20,751,239	6,413
*	U Consumer Finance	4,641,319	830
			118,958
Greece (0.7%)
	National Bank of Greece SA	11,209,651	164,765
	Eurobank Ergasias Services & Holdings SA	32,997,432	124,123
	Piraeus Financial Holdings SA	14,451,966	112,873
	Alpha Bank SA	27,986,040	109,711
	OPAP SA	2,313,436	47,829
	JUMBO SA	1,479,134	46,937
	Public Power Corp. SA	2,468,043	42,863
	Bank of Cyprus Holdings plc	4,523,234	41,627
	Hellenic Telecommunications Organization SA	2,055,767	38,605
	Motor Oil Hellas Corinth Refineries SA	829,205	24,849
	GEK Terna SA	928,178	24,773
	Optima bank SA	2,425,794	22,465
	Titan SA	491,778	22,020
	Cenergy Holdings SA	839,634	13,912
	Athens International Airport SA	941,060	10,863
	HELLENiQ ENERGY Holdings SA	1,189,860	10,465
*	LAMDA Development SA	1,036,542	8,841
	Aegean Airlines SA	495,340	7,519
*	Aktor SA Holding Co. Technical & Energy Projects	665,366	6,457
*	Intralot SA-Integrated Information Systems & Gaming Services	4,752,251	6,112
	Viohalco SA	568,387	5,556
	Hellenic Exchanges - Athens Stock Exchange SA	758,766	5,457
	Holding Co. ADMIE IPTO SA	1,577,580	5,425
	Sarantis SA	365,344	5,311
	Athens Water Supply & Sewage Co. SA	511,247	4,092
	Piraeus Port Authority SA	82,046	4,067
	Autohellas Tourist & Trading SA	274,468	3,500
	Quest Holdings SA	370,977	3,012
	Fourlis Holdings SA	595,885	2,818
	ElvalHalcor SA	759,624	2,800
	Ideal Holdings SA	377,664	2,557
	Intracom Holdings SA (Registered)	625,933	2,411
	Ellaktor SA	708,565	1,271
			935,886
Hong Kong (0.1%)
	Want Want China Holdings Ltd.	55,740,000	36,021
*,1,2	Everest Medicines Ltd.	3,222,000	20,322
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,728,000	10,021
	K Wah International Holdings Ltd.	12,701,294	3,611
			69,975
Hungary (0.3%)
	OTP Bank Nyrt.	3,109,436	296,813
	Richter Gedeon Nyrt.	1,827,768	56,303
	MOL Hungarian Oil & Gas plc	5,948,800	52,330
	Magyar Telekom Telecommunications plc	3,837,550	20,113
	Opus Global Nyrt.	4,482,357	7,283
*,2	4iG Nyrt.	496,729	5,934
			438,776
Iceland (0.1%)
[1]	Arion Banki HF	17,455,556	24,442
	Islandsbanki HF	25,257,671	24,409
	Hagar hf	13,244,702	11,689
*	Alvotech SA	1,441,732	10,894
	Festi hf	4,013,077	10,090
	Reitir fasteignafelag hf	8,408,861	8,364

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Kvika banki hf	58,647,780	8,161
	Heimar HF	20,296,626	6,106
	Sjova-Almennar Tryggingar hf	11,973,287	4,249
	Eimskipafelag Islands hf	1,277,343	3,134
	Skagi Hf	19,345,383	3,032
*	Olgerdin Egill Skallagrims HF	20,951,567	2,751
	Siminn HF	23,146,366	2,559
*	Icelandair Group HF	271,737,249	1,778
*	Kaldalon hf	5,096,297	1,087
			122,745
India (19.3%)
	HDFC Bank Ltd.	151,239,441	1,681,608
	Reliance Industries Ltd.	90,942,353	1,521,725
	ICICI Bank Ltd.	70,401,311	1,066,765
	Bharti Airtel Ltd. (XNSE)	37,697,260	872,925
	Infosys Ltd.	47,015,524	783,377
	Mahindra & Mahindra Ltd.	12,425,958	487,944
	Tata Consultancy Services Ltd.	13,638,572	469,395
	Bajaj Finance Ltd.	37,476,471	440,146
	Axis Bank Ltd.	30,593,498	424,561
	Larsen & Toubro Ltd.	8,986,322	407,750
	Kotak Mahindra Bank Ltd.	14,591,287	345,650
	Hindustan Unilever Ltd.	11,827,471	328,475
	Maruti Suzuki India Ltd.	1,749,866	318,678
	Sun Pharmaceutical Industries Ltd.	14,220,509	271,083
	HCL Technologies Ltd.	14,042,355	243,651
	NTPC Ltd.	63,272,306	239,992
	Bharat Electronics Ltd.	47,606,900	228,286
	Tata Steel Ltd.	110,280,478	226,959
	State Bank of India	20,703,065	218,572
	UltraTech Cement Ltd.	1,597,341	214,795
*	Eternal Ltd.	59,936,897	213,910
	Titan Co. Ltd.	4,890,551	206,371
	Power Grid Corp. of India Ltd.	60,281,633	195,583
	ITC Ltd.	40,015,670	189,415
	Hindalco Industries Ltd.	19,378,658	184,830
	Adani Ports & Special Economic Zone Ltd.	9,814,140	160,501
[1]	InterGlobe Aviation Ltd.	2,516,213	159,424
	JSW Steel Ltd.	11,623,818	157,839
	Grasim Industries Ltd.	4,719,779	153,621
	Asian Paints Ltd.	5,387,811	152,487
	Oil & Natural Gas Corp. Ltd.	51,678,865	148,719
	Jio Financial Services Ltd.	41,683,446	144,067
	Eicher Motors Ltd.	1,778,022	140,219
	Shriram Finance Ltd.	16,608,109	140,056
	Nestle India Ltd.	9,569,734	137,158
	Tech Mahindra Ltd.	8,309,440	133,190
	Hindustan Aeronautics Ltd.	2,526,761	133,107
	Coal India Ltd.	30,269,171	132,413
	Divi's Laboratories Ltd.	1,697,532	128,875
	Max Healthcare Institute Ltd.	9,891,232	127,868
	Trent Ltd.	2,418,443	127,748
	Tata Motors Passenger Vehicles Ltd.	27,448,243	126,688
[1]	SBI Life Insurance Co. Ltd.	5,757,711	126,682
	Cipla Ltd.	7,449,513	125,970
*	Adani Power Ltd.	69,673,724	123,746
	TVS Motor Co. Ltd.	3,121,239	123,273
	Bajaj Finserv Ltd.	5,104,805	119,979
	Vedanta Ltd.	21,590,468	119,860
	Apollo Hospitals Enterprise Ltd.	1,328,077	114,934
	Tata Consumer Products Ltd.	8,646,632	113,432
	Hero MotoCorp Ltd.	1,728,583	107,899
	Cholamandalam Investment & Finance Co. Ltd.	5,625,489	107,503
	Bharat Petroleum Corp. Ltd.	26,351,507	105,714
[1]	HDFC Life Insurance Co. Ltd.	12,569,660	103,535
	Britannia Industries Ltd.	1,565,626	102,919
	Tata Power Co. Ltd.	22,392,418	102,057
	Adani Enterprises Ltd.	3,470,004	96,875
*	Suzlon Energy Ltd.	145,009,528	96,834

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Varun Beverages Ltd.	17,951,728	94,864
	Indian Hotels Co. Ltd. Class A	11,310,411	94,442
	Indian Oil Corp. Ltd.	50,055,845	93,410
	Persistent Systems Ltd.	1,389,720	92,483
*,1	Avenue Supermarts Ltd.	1,948,416	91,103
*	PB Fintech Ltd.	4,521,694	90,768
	Bajaj Auto Ltd.	893,906	89,498
	Cummins India Ltd.	1,809,676	88,474
	Power Finance Corp. Ltd.	19,374,666	87,973
	Coforge Ltd.	4,291,760	85,899
	Wipro Ltd.	31,414,960	85,078
	Dr Reddy's Laboratories Ltd.	6,092,175	81,972
*,3	Tata Motors Ltd.	27,240,009	80,013
[1]	LTIMindtree Ltd.	1,239,141	79,264
[1]	HDFC Asset Management Co. Ltd.	1,303,813	78,975
	Dixon Technologies India Ltd.	438,419	76,460
	Fortis Healthcare Ltd.	6,534,527	75,261
	BSE Ltd.	2,654,143	74,145
	GAIL India Ltd.	35,871,966	73,800
	DLF Ltd.	8,519,734	72,527
	CG Power & Industrial Solutions Ltd.	8,739,517	72,460
	Info Edge India Ltd.	4,648,154	72,119
*	Indus Towers Ltd.	17,560,227	71,960
[1]	ICICI Lombard General Insurance Co. Ltd.	3,189,611	71,611
	Lupin Ltd.	3,226,308	71,423
	REC Ltd.	16,646,436	70,248
	Samvardhana Motherson International Ltd.	58,865,707	69,814
	Pidilite Industries Ltd.	4,217,248	68,636
	Hindustan Petroleum Corp. Ltd.	12,761,791	68,274
	Ambuja Cements Ltd.	10,619,497	67,529
	Godrej Consumer Products Ltd.	5,345,748	67,327
*	One 97 Communications Ltd.	4,590,981	67,317
	Federal Bank Ltd.	24,355,254	64,854
	SRF Ltd.	1,941,410	64,080
*	Yes Bank Ltd.	247,111,624	63,305
	United Spirits Ltd.	3,922,355	63,239
*	Max Financial Services Ltd.	3,505,132	61,010
	Ashok Leyland Ltd.	37,919,303	60,386
	Jindal Steel Ltd.	4,933,743	59,234
*	Swiggy Ltd.	12,784,786	58,973
	Polycab India Ltd.	665,467	57,721
	Marico Ltd.	7,054,911	57,189
	Torrent Pharmaceuticals Ltd.	1,411,432	56,603
	GE Vernova T&D India Ltd.	1,647,748	56,340
	Embassy Office Parks REIT	11,660,772	56,340
	UPL Ltd.	6,747,784	54,726
[1]	Laurus Labs Ltd.	4,882,837	52,443
	MRF Ltd.	29,416	52,171
	Hyundai Motor India Ltd.	1,894,772	52,025
	Bharat Forge Ltd.	3,454,700	51,511
	Muthoot Finance Ltd.	1,428,465	51,182
	Havells India Ltd.	3,035,068	51,071
	Bharat Heavy Electricals Ltd.	16,963,595	50,679
	Solar Industries India Ltd.	323,994	50,621
[1]	Lodha Developers Ltd.	3,719,547	50,245
	Bajaj Holdings & Investment Ltd.	356,256	49,368
	Tube Investments of India Ltd.	1,444,966	49,154
*	Godrej Properties Ltd.	1,896,337	48,827
	Bosch Ltd.	115,412	48,362
	Voltas Ltd.	3,082,616	48,004
[1]	AU Small Finance Bank Ltd.	4,847,730	47,897
	Aurobindo Pharma Ltd.	3,732,794	47,884
*	Adani Green Energy Ltd.	3,710,996	47,604
	Sundaram Finance Ltd.	915,493	47,425
	APL Apollo Tubes Ltd.	2,342,930	47,256
	Phoenix Mills Ltd.	2,485,023	47,098
	Mphasis Ltd.	1,499,325	46,603
*	Vishal Mega Mart Ltd.	27,413,639	44,622
	IDFC First Bank Ltd.	48,339,561	44,509
	Colgate-Palmolive India Ltd.	1,758,370	44,418

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	PI Industries Ltd.	1,085,477	43,735
	Dabur India Ltd.	7,910,952	43,430
	Bank of Baroda	13,853,304	43,414
*	Adani Energy Solutions Ltd.	3,864,198	42,886
	JSW Energy Ltd.	7,136,551	42,377
*	FSN E-Commerce Ventures Ltd.	15,069,745	42,054
	Punjab National Bank	30,394,935	42,049
	Shree Cement Ltd.	131,898	42,031
	WAAREE Energies Ltd.	1,082,337	41,749
	State Bank of India GDR	391,659	41,517
*	Siemens Energy India Ltd.	1,143,044	41,054
	Siemens Ltd.	1,176,428	40,986
	Prestige Estates Projects Ltd.	2,086,621	40,981
	ABB India Ltd.	694,791	40,838
	Glenmark Pharmaceuticals Ltd.	1,890,851	40,249
	NHPC Ltd.	42,140,500	40,230
	Mankind Pharma Ltd.	1,498,001	40,210
	SBI Cards & Payment Services Ltd.	4,010,595	39,704
	360 ONE WAM Ltd.	3,220,586	39,195
	NMDC Ltd.	45,739,707	39,020
*	Delhivery Ltd.	7,226,995	37,910
	Blue Star Ltd.	1,730,433	37,679
	Coromandel International Ltd.	1,567,844	37,491
	Torrent Power Ltd.	2,527,886	37,452
	Canara Bank	24,025,120	37,045
	Zydus Lifesciences Ltd.	3,343,444	36,730
*	GMR Airports Ltd.	34,600,803	36,568
	KEI Industries Ltd.	804,783	36,535
	Page Industries Ltd.	77,157	35,792
	Oil India Ltd.	7,243,731	35,371
*	Vodafone Idea Ltd.	354,567,568	34,877
	Multi Commodity Exchange of India Ltd.	332,835	34,655
	Indian Bank	3,581,003	34,608
	Supreme Industries Ltd.	804,131	34,481
	Union Bank of India Ltd.	20,217,212	33,850
	Jubilant Foodworks Ltd.	5,027,490	33,838
	Radico Khaitan Ltd.	959,901	33,837
	Jindal Stainless Ltd.	3,978,378	33,759
	Hitachi Energy India Ltd.	168,579	33,732
	UNO Minda Ltd.	2,393,481	33,317
	JK Cement Ltd.	472,069	33,027
[1]	Indian Railway Finance Corp. Ltd.	23,664,239	32,850
	Indian Railway Catering & Tourism Corp. Ltd.	4,031,905	32,627
	Biocon Ltd.	7,761,292	32,531
	L&T Finance Ltd.	10,646,804	32,427
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,864,388	32,373
	Alkem Laboratories Ltd.	522,220	32,364
[1]	Sona Blw Precision Forgings Ltd.	6,029,873	32,103
	Petronet LNG Ltd.	10,106,980	32,003
	Tata Communications Ltd.	1,502,822	31,736
	National Aluminium Co. Ltd.	11,922,296	31,392
	Oberoi Realty Ltd.	1,559,481	31,222
	Mahindra & Mahindra Financial Services Ltd.	8,750,847	31,077
	Mazagon Dock Shipbuilders Ltd.	1,004,046	30,866
	Hindustan Zinc Ltd.	5,744,785	30,820
*	ITC Hotels Ltd.	12,525,396	30,576
*	Aditya Birla Capital Ltd.	8,348,467	30,446
	Navin Fluorine International Ltd.	468,358	30,015
	Patanjali Foods Ltd.	4,402,044	29,868
	Oracle Financial Services Software Ltd.	311,191	29,824
	Steel Authority of India Ltd.	19,170,872	29,537
	Kalyan Jewellers India Ltd.	5,106,960	29,291
	Container Corp. of India Ltd.	4,650,886	28,558
	Cholamandalam Financial Holdings Ltd.	1,320,472	28,445
	Tata Elxsi Ltd.	460,022	28,255
	Computer Age Management Services Ltd.	633,909	28,114
	Rail Vikas Nigam Ltd.	7,555,671	27,942
	Balkrishna Industries Ltd.	1,072,620	27,519
	Crompton Greaves Consumer Electricals Ltd.	8,625,217	27,447
*	Kaynes Technology India Ltd.	361,869	27,300

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Ipca Laboratories Ltd.	1,848,835	26,469
	Dr Reddy's Laboratories Ltd. ADR	1,970,589	26,189
	KPIT Technologies Ltd.	1,967,808	25,844
	Astral Ltd.	1,581,395	25,818
[1]	PNB Housing Finance Ltd.	2,380,245	24,916
	LIC Housing Finance Ltd.	3,857,187	24,801
	Central Depository Services India Ltd.	1,365,581	24,408
	Apollo Tyres Ltd.	4,321,377	24,403
	Exide Industries Ltd.	5,673,299	24,394
*,1	Krishna Institute of Medical Sciences Ltd.	2,973,873	24,146
	Schaeffler India Ltd.	532,769	24,135
[1]	Aster DM Healthcare Ltd.	3,155,613	24,092
	Dalmia Bharat Ltd.	1,004,146	23,685
*	Amber Enterprises India Ltd.	261,619	23,658
*	IndusInd Bank Ltd.	2,584,027	23,134
[1]	Gland Pharma Ltd.	1,051,590	22,845
[1]	Brookfield India Real Estate Trust	5,877,415	22,709
	ACC Ltd.	1,067,782	22,612
	Indraprastha Gas Ltd.	9,482,400	22,609
[1]	Cochin Shipyard Ltd.	1,121,631	22,583
[1]	Nippon Life India Asset Management Ltd.	2,289,900	22,549
	Manappuram Finance Ltd.	7,330,124	22,228
[1]	RBL Bank Ltd.	6,046,825	22,209
	Motilal Oswal Financial Services Ltd.	2,004,103	22,078
	Redington Ltd.	7,686,516	21,947
	Apar Industries Ltd.	224,330	21,897
*	Sammaan Capital Ltd.	10,162,432	21,585
	Tata Chemicals Ltd.	2,108,632	21,148
	Kalpataru Projects International Ltd.	1,486,160	21,015
	Adani Total Gas Ltd.	2,945,455	20,940
	Bharti Hexacom Ltd.	999,649	20,923
	Bharat Dynamics Ltd.	1,214,814	20,907
*	Cartrade Tech Ltd.	612,965	20,831
*	Reliance Power Ltd.	39,339,614	20,546
	JB Chemicals & Pharmaceuticals Ltd.	1,079,685	20,446
	Gujarat Fluorochemicals Ltd.	474,349	20,000
	Brigade Enterprises Ltd.	1,710,023	19,980
	Neuland Laboratories Ltd.	105,874	19,628
*	Inox Wind Ltd.	11,236,212	19,625
	Lloyds Metals & Energy Ltd.	1,333,167	19,589
	Berger Paints India Ltd.	3,205,936	19,547
	Bank of India	12,087,213	19,038
*,3	Piramal Finance Ltd.	1,501,950	19,021
[1]	Premier Energies Ltd.	1,538,134	18,901
	Godfrey Phillips India Ltd.	544,945	18,859
[1]	Bandhan Bank Ltd.	10,707,023	18,851
	Ramco Cements Ltd.	1,589,576	18,672
	Five-Star Business Finance Ltd.	2,530,009	18,594
	Welspun Corp. Ltd.	1,698,217	18,477
*	Poonawalla Fincorp Ltd.	3,396,604	18,431
	United Breweries Ltd.	908,018	18,385
[1]	Syngene International Ltd.	2,494,705	18,268
	Narayana Hrudayalaya Ltd.	918,507	18,162
	Motherson Sumi Wiring India Ltd.	34,070,931	18,113
*	IIFL Finance Ltd.	2,994,100	18,014
	Piramal Pharma Ltd.	8,004,997	17,985
[1]	Dr Lal PathLabs Ltd.	508,391	17,955
*	Indian Renewable Energy Development Agency Ltd.	10,497,112	17,951
	NBCC India Ltd.	13,540,731	17,887
	Housing & Urban Development Corp. Ltd.	6,653,640	17,749
	Aptus Value Housing Finance India Ltd.	4,954,463	17,704
	Tata Technologies Ltd.	2,270,324	17,694
	KPR Mill Ltd.	1,465,807	17,669
	Deepak Nitrite Ltd.	908,466	17,664
	Karur Vysya Bank Ltd.	6,302,881	17,267
[1]	General Insurance Corp. of India	4,070,028	17,126
	HBL Engineering Ltd.	1,508,633	17,060
	CESC Ltd.	8,414,492	17,040
*	Star Health & Allied Insurance Co. Ltd.	3,055,421	17,022
[1]	L&T Technology Services Ltd.	365,603	16,926

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Linde India Ltd.	248,088	16,790
	GlaxoSmithKline Pharmaceuticals Ltd.	566,194	16,686
	Great Eastern Shipping Co. Ltd.	1,350,216	16,686
*,1	SAI Life Sciences Ltd.	1,610,185	16,646
	Timken India Ltd.	468,770	16,592
	Hindustan Copper Ltd.	4,320,961	16,541
	Angel One Ltd.	584,217	16,407
	Global Health Ltd.	1,111,643	16,394
[2]	Wipro Ltd. ADR	6,166,495	16,218
	KEC International Ltd.	1,754,314	16,139
	Anand Rathi Wealth Ltd.	460,769	16,025
	Firstsource Solutions Ltd.	4,017,784	16,012
	Amara Raja Energy & Mobility Ltd.	1,395,028	15,784
	Escorts Kubota Ltd.	369,827	15,765
	Tata Investment Corp. Ltd.	1,750,390	15,729
	Kfin Technologies Ltd.	1,259,777	15,572
*	Bajaj Housing Finance Ltd.	12,521,977	15,535
[1]	IndiGrid Infrastructure Trust	8,011,424	15,509
	Ajanta Pharma Ltd.	556,943	15,467
	UTI Asset Management Co. Ltd.	1,096,650	15,418
*	Cohance Lifesciences Ltd.	1,803,772	15,302
*	Wockhardt Ltd.	1,055,183	15,227
	CRISIL Ltd.	272,863	15,137
*	Onesource Specialty Pharma Ltd.	725,368	15,134
	Emami Ltd.	2,505,257	15,070
	Cyient Ltd.	1,150,590	15,063
[1]	Endurance Technologies Ltd.	470,721	15,059
	Kajaria Ceramics Ltd.	1,100,147	14,953
	Sundram Fasteners Ltd.	1,397,086	14,943
	Nuvama Wealth Management Ltd.	186,574	14,909
	Carborundum Universal Ltd.	1,455,780	14,762
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	877,231	14,740
	AIA Engineering Ltd.	402,547	14,729
*	Affle 3i Ltd.	678,399	14,729
*	EID Parry India Ltd.	1,214,521	14,676
	eClerx Services Ltd.	273,979	14,578
	JSW Infrastructure Ltd.	4,451,194	14,506
	Himadri Speciality Chemical Ltd.	2,668,750	14,497
	Usha Martin Ltd.	2,753,708	14,409
*	NTPC Green Energy Ltd.	12,296,710	14,272
	Castrol India Ltd.	6,451,042	14,156
	Thermax Ltd.	389,094	14,104
	Aditya Birla Real Estate Ltd.	665,670	14,069
[1]	Mindspace Business Parks REIT	2,679,576	14,036
	Aegis Logistics Ltd.	1,633,862	13,806
	Zee Entertainment Enterprises Ltd.	12,137,211	13,739
[1]	Home First Finance Co. India Ltd.	1,019,700	13,720
	TVS Holdings Ltd.	80,025	13,692
	Bank of Maharashtra	20,553,592	13,663
	Zensar Technologies Ltd.	1,515,912	13,616
*	AWL Agri Business Ltd.	4,365,274	13,498
	NLC India Ltd.	4,524,928	13,352
	IRB Infrastructure Developers Ltd.	26,385,445	13,296
	NCC Ltd.	5,562,063	13,295
	PG Electroplast Ltd.	2,060,134	13,240
	Gujarat State Petronet Ltd.	3,793,842	13,222
	Atul Ltd.	202,957	13,167
	Whirlpool of India Ltd.	822,546	12,953
*	PVR Inox Ltd.	952,007	12,931
	Acutaas Chemicals Ltd.	665,122	12,930
	ZF Commercial Vehicle Control Systems India Ltd.	91,928	12,855
	TD Power Systems Ltd.	1,452,364	12,671
	Kirloskar Oil Engines Ltd.	1,111,958	12,512
	City Union Bank Ltd.	4,852,118	12,500
	Intellect Design Arena Ltd.	978,811	12,489
	Ceat Ltd.	274,134	12,445
	BEML Ltd.	250,869	12,415
*	Jaiprakash Power Ventures Ltd.	60,549,643	12,279
*,1	Lemon Tree Hotels Ltd.	6,557,248	12,199
	3M India Ltd.	36,390	12,108

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nava Ltd.	1,732,756	12,070
	Hexaware Technologies Ltd.	1,552,079	12,013
	Granules India Ltd.	1,881,667	11,996
	Force Motors Ltd.	59,816	11,891
	Gabriel India Ltd.	829,352	11,889
*	PTC Industries Ltd.	60,971	11,868
	Elgi Equipments Ltd.	2,099,041	11,757
	Honeywell Automation India Ltd.	28,490	11,700
	Aarti Industries Ltd.	2,713,549	11,609
	Craftsman Automation Ltd.	154,058	11,587
[1]	PowerGrid Infrastructure Investment Trust	10,453,215	11,487
	Grindwell Norton Ltd.	600,166	11,419
*	CreditAccess Grameen Ltd.	703,651	11,274
	Chambal Fertilisers & Chemicals Ltd.	2,073,023	11,223
*	Inventurus Knowledge Solutions Ltd.	599,094	11,104
	EIH Ltd.	2,504,990	10,983
	Can Fin Homes Ltd.	1,123,596	10,974
	Garden Reach Shipbuilders & Engineers Ltd.	381,421	10,951
[1]	Paradeep Phosphates Ltd.	5,812,648	10,889
	Anant Raj Ltd.	1,492,233	10,831
[1]	IndiaMart InterMesh Ltd.	389,792	10,805
	Natco Pharma Ltd.	1,164,853	10,747
	LMW Ltd.	60,633	10,746
	Bharti Airtel Ltd.	605,276	10,699
	Sobha Ltd.	585,605	10,698
*	Aditya Birla Lifestyle Brands Ltd.	7,048,344	10,600
	Mahanagar Gas Ltd.	735,667	10,570
	Gujarat Gas Ltd.	2,295,668	10,529
	Titagarh Rail System Ltd.	1,057,545	10,526
	Data Patterns India Ltd.	334,320	10,317
	Godawari Power & Ispat Ltd.	3,224,941	10,299
*	Devyani International Ltd.	5,588,342	10,182
	Bata India Ltd.	842,225	10,149
	Jubilant Pharmova Ltd.	815,402	10,108
*	Aavas Financiers Ltd.	543,991	10,104
	Swan Corp. Ltd.	1,891,126	9,986
	Asahi India Glass Ltd.	958,591	9,959
	Poly Medicure Ltd.	441,946	9,952
[1]	Eris Lifesciences Ltd.	552,379	9,914
*	Chalet Hotels Ltd.	925,505	9,894
	Techno Electric & Engineering Co. Ltd.	666,290	9,893
	Netweb Technologies India Ltd.	216,375	9,835
	Gillette India Ltd.	95,689	9,714
*	Sapphire Foods India Ltd.	3,010,265	9,696
	HFCL Ltd.	11,583,579	9,579
*	Reliance Infrastructure Ltd.	3,919,883	9,524
	PCBL Chemical Ltd.	2,331,046	9,500
	Capri Global Capital Ltd.	4,152,244	9,486
	Authum Investment & Infrastucture Ltd.	289,502	9,479
*,3	SKF India Industrial Ltd.	310,137	9,462
	Edelweiss Financial Services Ltd.	7,400,718	9,460
	Rainbow Children's Medicare Ltd.	607,795	9,369
	SJVN Ltd.	9,432,127	9,341
	Olectra Greentech Ltd.	534,939	9,324
	Afcons Infrastructure Ltd.	1,848,110	9,311
*	Go Digit General Insurance Ltd.	2,305,202	9,305
	VA Tech Wabag Ltd.	584,813	9,303
	JM Financial Ltd.	5,012,000	9,255
[1]	Sansera Engineering Ltd.	540,841	9,226
*	Nazara Technologies Ltd.	3,063,380	9,207
	Sumitomo Chemical India Ltd.	1,618,820	9,154
	Sonata Software Ltd.	2,192,822	9,132
[1]	Indian Energy Exchange Ltd.	5,788,524	9,060
	Birlasoft Ltd.	2,161,363	9,040
	Triveni Turbine Ltd.	1,487,039	8,956
	Bayer CropScience Ltd.	162,718	8,946
	Shyam Metalics & Energy Ltd.	892,982	8,826
	Zen Technologies Ltd.	574,438	8,775
	IDBI Bank Ltd.	7,468,652	8,723
	CCL Products India Ltd.	899,065	8,702

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Strides Pharma Science Ltd.	824,494	8,677
	CMS Info Systems Ltd.	2,060,872	8,615
	V-Guard Industries Ltd.	2,079,228	8,480
	Tilaknagar Industries Ltd.	1,409,048	8,368
[1]	IRB InvIT Fund	11,810,212	8,321
	Aditya Birla Sun Life Asset Management Co. Ltd.	960,910	8,239
	TSF Investments Ltd.	1,113,502	8,199
	Engineers India Ltd.	3,593,141	8,175
	LT Foods Ltd.	1,721,505	8,153
[1]	IRCON International Ltd.	4,242,482	8,095
*	Jyoti CNC Automation Ltd.	825,613	8,027
	Metro Brands Ltd.	628,336	7,984
	Balrampur Chini Mills Ltd.	1,517,699	7,840
*	MTAR Technologies Ltd.	272,593	7,823
	CIE Automotive India Ltd.	1,602,820	7,804
*	Aadhar Housing Finance Ltd.	1,355,871	7,777
*	Gokaldas Exports Ltd.	822,561	7,766
	Sudarshan Chemical Industries Ltd.	596,441	7,721
*,1	Metropolis Healthcare Ltd.	343,767	7,638
	Newgen Software Technologies Ltd.	691,756	7,601
*	Medplus Health Services Ltd.	879,973	7,554
	JK Lakshmi Cement Ltd.	769,647	7,544
*	Embassy Developments Ltd.	7,197,695	7,531
	Alembic Pharmaceuticals Ltd.	741,417	7,497
	SKF India Ltd.	310,137	7,473
*,1	Ujjivan Small Finance Bank Ltd.	12,754,684	7,451
	Syrma SGS Technology Ltd.	812,730	7,440
	BASF India Ltd.	148,308	7,368
	Finolex Cables Ltd.	827,534	7,324
*	NMDC Steel Ltd.	15,036,357	7,283
*	Tbo Tek Ltd.	435,795	7,274
	Clean Science & Technology Ltd.	639,344	7,263
	Kansai Nerolac Paints Ltd.	2,596,709	7,254
*	Godrej Industries Ltd.	583,692	7,241
	Finolex Industries Ltd.	3,406,242	7,203
	Astra Microwave Products Ltd.	614,438	7,201
[1]	KPI Green Energy Ltd.	1,194,888	7,198
	Sarda Energy & Minerals Ltd.	1,206,657	7,190
	Sun TV Network Ltd.	1,133,919	7,176
	Zydus Wellness Ltd.	1,332,145	7,144
	Ratnamani Metals & Tubes Ltd.	261,335	7,134
	South Indian Bank Ltd.	17,275,269	7,126
	Safari Industries India Ltd.	295,740	7,108
	Chennai Petroleum Corp. Ltd.	642,983	7,089
*	SBFC Finance Ltd.	5,513,963	7,085
	Gravita India Ltd.	375,879	7,052
	Procter & Gamble Health Ltd.	101,179	7,029
	Supreme Petrochem Ltd.	829,729	7,017
	Century Plyboards India Ltd.	825,497	7,011
	HEG Ltd.	1,052,290	7,001
	Kirloskar Brothers Ltd.	331,435	6,991
	Arvind Ltd.	1,937,199	6,957
	Transformers & Rectifiers India Ltd.	1,382,788	6,931
	Ramkrishna Forgings Ltd.	1,130,104	6,910
	JK Tyre & Industries Ltd.	1,411,505	6,875
*	Ola Electric Mobility Ltd.	12,148,338	6,857
	AstraZeneca Pharma India Ltd.	63,620	6,851
	Vinati Organics Ltd.	360,527	6,715
	Time Technoplast Ltd.	2,773,780	6,715
	Bikaji Foods International Ltd.	814,724	6,699
	RR Kabel Ltd.	420,030	6,678
	Vijaya Diagnostic Centre Ltd.	596,861	6,648
	Shakti Pumps India Ltd.	721,054	6,643
	Doms Industries Ltd.	228,283	6,610
*	Aditya Birla Fashion & Retail Ltd.	7,167,462	6,586
	Gujarat Pipavav Port Ltd.	3,510,920	6,578
	DCM Shriram Ltd.	455,320	6,564
	Shipping Corp. of India Ltd.	2,249,136	6,563
	Elecon Engineering Co. Ltd.	1,035,328	6,546
	Vardhman Textiles Ltd.	1,325,160	6,507

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	6,492
	Minda Corp. Ltd.	1,022,155	6,485
*	Azad Engineering Ltd.	338,040	6,448
[1]	New India Assurance Co. Ltd.	3,061,063	6,446
	IIFL Capital Services Ltd.	1,669,437	6,422
*	Nuvoco Vistas Corp. Ltd.	1,370,777	6,396
	Gujarat State Fertilizers & Chemicals Ltd.	2,948,950	6,339
	Jammu & Kashmir Bank Ltd.	5,292,136	6,328
*	Schneider Electric Infrastructure Ltd.	668,523	6,296
	Aarti Pharmalabs Ltd.	654,781	6,284
	Voltamp Transformers Ltd.	75,355	6,277
*	IFCI Ltd.	9,587,377	6,256
	Sanofi India Ltd.	116,180	6,255
	Vesuvius India Ltd.	1,122,315	6,234
	Action Construction Equipment Ltd.	499,998	6,199
	KSB Ltd.	688,935	6,135
*	Indian Overseas Bank	13,585,580	6,132
	Kirloskar Pneumatic Co. Ltd.	484,814	6,104
	Jindal Saw Ltd.	3,089,258	6,097
	GHCL Ltd.	844,216	6,078
	Cemindia Projects Ltd.	664,470	6,061
	Praj Industries Ltd.	1,590,891	6,040
	Tanla Platforms Ltd.	876,639	6,024
[1]	Tejas Networks Ltd.	1,002,859	6,017
	Happiest Minds Technologies Ltd.	1,036,846	6,016
	Maharashtra Scooters Ltd.	35,366	6,013
	Caplin Point Laboratories Ltd.	262,775	6,011
	Graphite India Ltd.	852,449	5,981
	Care Ratings Ltd.	329,200	5,943
*	Hindustan Construction Co. Ltd.	18,383,920	5,911
	Concord Biotech Ltd.	361,053	5,873
	Mrs Bectors Food Specialities Ltd.	388,893	5,860
*	Honasa Consumer Ltd.	1,829,778	5,852
	Jyothy Labs Ltd.	1,647,423	5,834
	PTC India Ltd.	3,076,754	5,821
	Central Bank of India Ltd.	13,047,023	5,797
	Vedant Fashions Ltd.	795,008	5,779
*	Rategain Travel Technologies Ltd.	799,708	5,747
	Welspun Living Ltd.	3,916,297	5,721
	Marksans Pharma Ltd.	2,778,904	5,698
	Mahindra Lifespace Developers Ltd.	1,310,333	5,698
	Arvind Fashions Ltd.	1,002,023	5,668
	Blue Dart Express Ltd.	75,884	5,620
*	Eureka Forbes Ltd.	881,304	5,538
	Archean Chemical Industries Ltd.	733,311	5,462
	Prudent Corporate Advisory Services Ltd.	189,554	5,452
*	Websol Energy System Ltd.	395,135	5,408
	Jupiter Life Line Hospitals Ltd.	302,551	5,407
*	Pricol Ltd.	904,929	5,396
*	JSW Holdings Ltd.	29,117	5,385
*	SignatureGlobal India Ltd.	440,212	5,373
	Jupiter Wagons Ltd.	1,478,807	5,354
	Westlife Foodworld Ltd.	778,906	5,203
	Tamilnad Mercantile Bank Ltd.	921,954	5,180
	Trident Ltd.	15,988,309	5,153
	Bombay Burmah Trading Co.	230,324	5,137
	Mastek Ltd.	208,853	5,029
	Garware Technical Fibres Ltd.	581,345	4,968
	GMM Pfaudler Ltd.	339,551	4,929
	RITES Ltd.	1,777,189	4,906
	Power Mech Projects Ltd.	173,497	4,879
[1]	Godrej Agrovet Ltd.	651,629	4,866
*	Mangalore Refinery & Petrochemicals Ltd.	2,596,418	4,864
	Jubilant Ingrevia Ltd.	626,160	4,863
	Fine Organic Industries Ltd.	97,053	4,848
	Sanofi Consumer Healthcare India Ltd.	88,720	4,837
	Genus Power Infrastructures Ltd.	1,248,347	4,788
	Karnataka Bank Ltd.	2,367,774	4,754
	Railtel Corp. of India Ltd.	1,137,978	4,714
	PNC Infratech Ltd.	1,493,424	4,713

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	V-Mart Retail Ltd.	504,508	4,712
	Relaxo Footwears Ltd.	956,381	4,697
*,1	Equitas Small Finance Bank Ltd.	7,271,576	4,666
	Birla Corp. Ltd.	351,366	4,661
	BLS International Services Ltd.	1,310,672	4,640
*	Sterlite Technologies Ltd.	3,499,162	4,623
	Rhi Magnesita India Ltd.	858,679	4,611
	Garware Hi-Tech Films Ltd.	119,454	4,584
	ION Exchange India Ltd.	1,011,622	4,559
*	Borosil Renewables Ltd.	625,812	4,537
	Akzo Nobel India Ltd.	123,513	4,508
*	Network18 Media & Investments Ltd.	8,333,299	4,496
	Shilpa Medicare Ltd.	1,126,034	4,478
*	Valor Estate Ltd.	2,665,707	4,467
	JK Paper Ltd.	989,306	4,424
	Cello World Ltd.	599,578	4,416
*	RattanIndia Power Ltd.	35,881,388	4,410
	Electrosteel Castings Ltd.	4,270,423	4,386
	EPL Ltd.	1,905,345	4,330
	Saregama India Ltd.	842,457	4,313
*	Infibeam Avenues Ltd.	19,181,797	4,212
	Cera Sanitaryware Ltd.	59,759	4,189
	AurionPro Solutions Ltd.	304,903	4,143
*	VIP Industries Ltd.	905,488	4,142
	G R Infraprojects Ltd.	312,706	4,113
	Suprajit Engineering Ltd.	811,181	4,080
*	Raymond Lifestyle Ltd.	305,401	4,065
*	GMR Power & Urban Infra Ltd.	3,067,570	4,046
	Avanti Feeds Ltd.	511,903	4,020
*	Tata Teleservices Maharashtra Ltd.	6,529,355	4,016
	Texmaco Rail & Engineering Ltd.	2,608,763	4,003
	KRBL Ltd.	950,571	3,996
	JBM Auto Ltd.	527,987	3,952
*	Restaurant Brands Asia Ltd.	5,197,631	3,935
*	Sterling & Wilson Renewable	1,583,756	3,915
	KNR Constructions Ltd.	1,918,782	3,907
	Rain Industries Ltd.	2,560,754	3,848
	Alkyl Amines Chemicals	181,607	3,805
	Thomas Cook India Ltd.	2,085,084	3,799
*	India Cements Ltd.	837,786	3,792
*	Chemplast Sanmar Ltd.	842,132	3,783
*	Sheela Foam Ltd.	480,429	3,782
*	Ashoka Buildcon Ltd.	1,576,121	3,647
	Triveni Engineering & Industries Ltd.	897,816	3,606
	Orient Electric Ltd.	1,502,704	3,533
	DCB Bank Ltd.	1,966,777	3,501
*	Zaggle Prepaid Ocean Services Ltd.	833,023	3,495
*	Shree Renuka Sugars Ltd.	10,516,390	3,490
	TTK Prestige Ltd.	458,319	3,455
	Anup Engineering Ltd.	132,032	3,430
	ISGEC Heavy Engineering Ltd.	346,394	3,430
	Bajaj Electricals Ltd.	584,646	3,383
	NIIT Learning Systems Ltd.	917,739	3,357
	Maharashtra Seamless Ltd.	524,617	3,354
*	Bajaj Consumer Care Ltd.	1,072,786	3,350
	Campus Activewear Ltd.	1,022,480	3,221
*	TVS Supply Chain Solutions Ltd.	2,187,677	3,174
	Gateway Distriparks Ltd.	4,393,559	3,159
*	Alok Industries Ltd.	15,988,481	3,139
	Galaxy Surfactants Ltd.	123,966	3,117
	Rallis India Ltd.	1,060,350	3,086
	Kaveri Seed Co. Ltd.	254,918	2,989
	Paisalo Digital Ltd.	7,006,950	2,989
[1]	Dilip Buildcon Ltd.	520,988	2,904
*	Raymond Ltd.	440,433	2,846
	NOCIL Ltd.	1,351,301	2,814
*	Jai Balaji Industries Ltd.	2,435,108	2,593
*	TeamLease Services Ltd.	130,354	2,464
	Symphony Ltd.	221,867	2,335
[1]	Quess Corp. Ltd.	862,464	2,329

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Balaji Amines Ltd.	145,034	2,299
*	Just Dial Ltd.	260,331	2,267
*	Rajesh Exports Ltd.	1,075,365	2,202
	Vaibhav Global Ltd.	689,603	2,089
	Polyplex Corp. Ltd.	185,111	1,992
	Pfizer Ltd.	32,111	1,884
	Orient Cement Ltd.	763,819	1,845
	Route Mobile Ltd.	218,313	1,751
*	Sun Pharma Advanced Research Co. Ltd.	1,039,660	1,583
	NIIT Ltd.	1,211,073	1,424
*	Allcargo Logistics Ltd.	3,658,570	1,417
*,3	Advent Hotels International Pvt Ltd.	290,300	1,023
*	Dhani Services Ltd.	819,098	567
			27,331,214
Indonesia (1.3%)
	Bank Central Asia Tbk. PT	656,943,050	336,350
	Bank Rakyat Indonesia Persero Tbk. PT	884,321,960	211,548
	Bank Mandiri Persero Tbk. PT	580,464,850	164,454
	Telkom Indonesia Persero Tbk. PT	583,521,452	112,873
	Astra International Tbk. PT	269,937,981	99,813
*	Amman Mineral Internasional PT	161,604,900	68,933
*	Dian Swastatika Sentosa Tbk. PT	12,515,300	63,600
*	Barito Pacific Tbk. PT	277,585,625	57,528
	Bank Negara Indonesia Persero Tbk. PT	161,044,652	42,328
*	Bumi Resources Minerals Tbk. PT	710,834,625	39,272
*	GoTo Gojek Tokopedia Tbk. PT Class A	10,486,936,500	37,674
	Sumber Alfaria Trijaya Tbk. PT	271,916,400	32,834
	United Tractors Tbk. PT	19,144,327	30,954
	Petrindo Jaya Kreasi Tbk. PT	229,025,230	27,651
	Charoen Pokphand Indonesia Tbk. PT	97,932,123	27,483
	Indofood Sukses Makmur Tbk. PT	59,106,608	26,303
*	Merdeka Copper Gold Tbk. PT	164,188,900	24,025
	Kalbe Farma Tbk. PT	256,597,684	19,681
	Aneka Tambang Tbk.	100,870,710	18,763
*	Bumi Resources Tbk. PT	2,164,659,895	18,459
	Indofood CBP Sukses Makmur Tbk. PT	30,764,047	16,078
	Elang Mahkota Teknologi Tbk. PT	223,693,600	15,900
	Alamtri Resources Indonesia Tbk. PT	128,055,479	14,497
	Indah Kiat Pulp & Paper Tbk. PT	30,795,468	13,773
*	Adaro Andalan Indonesia PT	25,310,400	13,011
	Perusahaan Gas Negara Tbk. PT	119,996,279	12,546
	Unilever Indonesia Tbk. PT	76,643,455	11,884
	Mitra Keluarga Karyasehat Tbk. PT	67,213,472	10,430
	Medikaloka Hermina Tbk. PT	112,311,299	10,141
	XLSMART Telecom Sejahtera Tbk. PT	60,575,308	9,503
	Trimegah Bangun Persada Tbk. PT	119,927,300	9,013
*	Bank Jago Tbk. PT	64,192,300	8,433
	Vale Indonesia Tbk. PT	28,658,330	8,177
	Sarana Menara Nusantara Tbk. PT	248,416,300	8,130
	Mitra Adiperkasa Tbk. PT	103,151,326	7,990
	Indosat Tbk. PT	69,843,500	7,908
	Japfa Comfeed Indonesia Tbk. PT	51,297,800	7,732
	Dayamitra Telekomunikasi PT	227,785,700	7,668
	Alamtri Minerals Indonesia Tbk. PT	87,469,999	7,332
	Cisarua Mountain Dairy PT Tbk.	20,814,132	7,100
	Bank Syariah Indonesia Tbk. PT	46,182,490	7,073
	Semen Indonesia Persero Tbk. PT	41,704,407	6,909
	Medco Energi Internasional Tbk. PT	84,363,742	6,751
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,750,300	6,595
*	Bukalapak.com PT Tbk.	640,871,100	6,474
	Bukit Asam Tbk. PT	43,414,144	6,261
	Gudang Garam Tbk. PT	5,801,030	6,037
	Ciputra Development Tbk. PT	112,797,550	5,992
	AKR Corporindo Tbk. PT	80,642,825	5,919
	Mayora Indah Tbk. PT	45,445,000	5,812
	Indocement Tunggal Prakarsa Tbk. PT	13,708,197	5,146
	Bank Tabungan Negara Persero Tbk. PT	65,031,756	4,782
	Pakuwon Jati Tbk. PT	215,117,867	4,754
	Map Aktif Adiperkasa PT	111,640,600	4,688

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jasa Marga Persero Tbk. PT	21,783,804	4,675
	Timah Tbk. PT	27,294,574	4,379
	BFI Finance Indonesia Tbk. PT	86,624,400	4,189
	Avia Avian Tbk. PT	151,621,000	3,770
	PT Tower Bersama Infrastructure Tbk.	25,929,521	3,712
	Indo Tambangraya Megah Tbk. PT	2,474,280	3,494
	Surya Citra Media Tbk. PT	170,282,655	3,453
	Summarecon Agung Tbk. PT	146,526,108	3,448
*	MNC Digital Entertainment Tbk. PT	113,328,125	3,441
	ESSA Industries Indonesia Tbk. PT	87,146,745	3,221
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,175
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,097
*	Bumi Serpong Damai Tbk. PT	51,530,001	3,030
	Bank Pan Indonesia Tbk. PT	46,789,000	2,901
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	75,289,000	2,534
	Aspirasi Hidup Indonesia Tbk. PT	92,148,456	2,459
	Astra Agro Lestari Tbk. PT	5,081,013	2,384
*	Siloam International Hospitals Tbk. PT	17,885,223	2,332
*	Lippo Karawaci Tbk. PT	429,906,288	2,300
*	Bank Neo Commerce Tbk. PT	86,863,805	2,028
	Bank BTPN Syariah Tbk. PT	22,954,300	1,889
	Matahari Department Store Tbk. PT	14,640,811	1,483
*	Panin Financial Tbk. PT	100,270,731	1,446
*	Media Nusantara Citra Tbk. PT	83,408,924	1,344
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	15,294,530	740
			1,821,889
Kuwait (0.8%)
	Kuwait Finance House KSCP	164,200,051	429,900
	National Bank of Kuwait SAKP	109,268,210	374,216
	Boubyan Bank KSCP	23,487,476	54,807
	Mobile Telecommunications Co. KSCP	29,869,549	51,621
	Gulf Bank KSCP	29,253,078	33,422
	Mabanee Co. KPSC	8,432,752	27,694
*	Warba Bank KSCP	29,193,918	27,588
	National Industries Group Holding SAK	25,623,694	24,305
	Al Ahli Bank of Kuwait KSCP	19,736,833	18,509
	Boursa Kuwait Securities Co. KPSC	1,399,064	18,334
*	Kuwait Real Estate Co. KSC	11,381,632	15,750
	Commercial Real Estate Co. KSC	18,163,153	12,597
	Kuwait International Bank KSCP	12,137,065	10,582
	Burgan Bank SAK	13,690,341	10,555
	Boubyan Petrochemicals Co. KSCP	5,177,008	10,359
	Gulf Cables & Electrical Industries Group Co. KSCP	1,410,770	10,327
	Humansoft Holding Co. KSC	1,269,405	10,240
	Agility Public Warehousing Co. KSC	20,512,714	10,074
	Kuwait Telecommunications Co.	5,111,622	9,894
	Salhia Real Estate Co. KSCP	5,680,251	7,758
*	Kuwait Projects Co. Holding KSCP	25,397,727	7,285
	Jazeera Airways Co. KSCP	1,010,394	4,834
*	National Real Estate Co. KPSC	14,652,343	3,725
			1,184,376
Malaysia (1.7%)
	Malayan Banking Bhd.	100,558,172	236,994
	Public Bank Bhd.	194,462,190	195,769
	CIMB Group Holdings Bhd.	111,125,708	193,392
	Tenaga Nasional Bhd.	59,725,951	189,227
	Gamuda Bhd.	67,341,434	80,878
	IHH Healthcare Bhd.	40,874,035	80,477
	Press Metal Aluminium Holdings Bhd.	45,376,140	68,544
	SD Guthrie Bhd.	48,116,179	60,652
	Petronas Gas Bhd.	12,589,263	55,576
	AMMB Holdings Bhd.	36,819,445	50,083
	MISC Bhd.	26,752,796	49,753
	RHB Bank Bhd.	27,841,600	45,011
	Celcomdigi Bhd.	50,600,233	43,499
	Sunway Bhd.	32,789,400	42,269
	Hong Leong Bank Bhd.	8,131,572	39,903
	YTL Corp. Bhd.	60,817,120	37,674
	Axiata Group Bhd.	59,751,049	35,830

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	IOI Corp. Bhd.	36,875,890	35,389
	YTL Power International Bhd.	36,857,940	35,034
	Maxis Bhd.	38,368,460	34,817
	Petronas Chemicals Group Bhd.	36,865,812	34,291
	Kuala Lumpur Kepong Bhd.	6,911,557	33,804
	Telekom Malaysia Bhd.	15,627,878	27,235
	Dialog Group Bhd.	56,579,660	26,470
	Sime Darby Bhd.	53,600,336	26,203
	IJM Corp. Bhd.	44,032,434	26,021
	Inari Amertron Bhd.	40,795,000	25,428
	Petronas Dagangan Bhd.	4,502,307	24,378
	Genting Bhd.	27,789,624	22,410
	Nestle Malaysia Bhd.	823,557	22,219
	QL Resources Bhd.	21,583,345	21,380
	TIME dotCom Bhd.	18,684,480	21,272
	KPJ Healthcare Bhd.	31,221,400	21,134
	PPB Group Bhd.	7,913,760	21,040
	United Plantations Bhd.	3,496,900	20,678
	Genting Malaysia Bhd.	36,699,937	20,406
	Frontken Corp. Bhd.	17,148,750	18,471
[1]	MR DIY Group M Bhd.	45,117,550	17,212
	Bursa Malaysia Bhd.	8,665,000	16,948
	Westports Holdings Bhd.	13,600,700	16,710
	IGB REIT	23,142,700	14,867
	Sime Darby Property Bhd.	44,687,755	14,370
	99 Speed Mart Retail Holdings Bhd.	19,095,300	14,257
	Yinson Holdings Bhd.	25,115,640	14,211
	Fraser & Neave Holdings Bhd.	2,074,900	13,941
	Zetrix Ai Bhd.	68,781,900	13,858
	Alliance Bank Malaysia Bhd.	12,919,624	13,557
	Sunway REIT	23,832,900	11,956
	Axis REIT	21,603,900	11,092
	Hong Leong Financial Group Bhd.	2,681,441	10,815
	IOI Properties Group Bhd.	20,745,300	10,402
*	Top Glove Corp. Bhd.	67,000,690	10,064
	Pavilion REIT	21,581,300	9,535
	ViTrox Corp. Bhd.	8,148,800	8,756
	Malakoff Corp. Bhd.	33,759,700	8,700
	Heineken Malaysia Bhd.	1,670,773	8,498
	SP Setia Bhd. Group	38,211,445	7,880
	Sunway Construction Group Bhd.	5,608,800	7,868
	Malaysian Pacific Industries Bhd.	1,026,500	7,330
	Carlsberg Brewery Malaysia Bhd.	1,843,309	7,271
*	Pentamaster Corp. Bhd.	6,672,850	6,814
	Eco World Development Group Bhd.	13,689,100	6,726
	Mega First Corp. Bhd.	7,530,000	6,664
	Scientex Bhd.	8,079,900	6,539
	Gas Malaysia Bhd.	5,765,500	6,244
*	Greatech Technology Bhd.	12,073,600	5,945
	Hartalega Holdings Bhd.	19,681,010	5,673
	MBSB Bhd.	32,367,600	5,599
*	Tanco Holdings Bhd.	23,607,680	5,271
	Mah Sing Group Bhd.	20,998,334	5,209
	CTOS Digital Bhd.	23,285,000	5,197
	Kossan Rubber Industries Bhd.	17,719,400	5,023
	Bank Islam Malaysia Bhd.	8,984,950	4,720
*	UWC Bhd.	4,641,700	4,539
	VS Industry Bhd.	36,786,556	4,336
	Nationgate Holdings Bhd.	12,949,610	3,633
	Velesto Energy Bhd.	60,415,127	3,610
	Bumi Armada Bhd.	43,497,528	3,429
	Padini Holdings Bhd.	7,407,355	3,343
	Cahya Mata Sarawak Bhd.	8,486,300	3,217
	Sports Toto Bhd.	9,657,060	3,204
	UEM Sunrise Bhd.	20,475,600	3,124
	DRB-Hicom Bhd.	10,329,300	3,106
	Malaysian Resources Corp. Bhd.	28,642,700	3,072
	Syarikat Takaful Malaysia Keluarga Bhd.	4,084,000	3,022
*	WCT Holdings Bhd.	15,703,764	2,809
*	Berjaya Corp. Bhd.	37,977,259	2,627

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Dagang NeXchange Bhd.	35,342,600	2,567
*	Supermax Corp. Bhd.	21,270,574	2,407
	Bermaz Auto Bhd.	12,412,200	1,984
	Hibiscus Petroleum Bhd.	5,593,120	1,910
	D&O Green Technologies Bhd.	6,415,500	1,908
	British American Tobacco Malaysia Bhd.	1,425,934	1,567
*	Chin Hin Group Bhd.	2,346,715	1,294
*	Astro Malaysia Holdings Bhd.	3,506,873	109
			2,430,150
Mexico (2.1%)
	Grupo Financiero Banorte SAB de CV	38,572,540	363,022
	Grupo Mexico SAB de CV Class B	38,103,033	329,419
	America Movil SAB de CV Class B	209,885,756	239,389
	Wal-Mart de Mexico SAB de CV	68,111,937	225,176
	Fomento Economico Mexicano SAB de CV	23,330,123	220,084
	Cemex SAB de CV	202,737,854	206,028
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,458,361	113,780
	Arca Continental SAB de CV	11,713,015	113,445
*	Industrias Penoles SAB de CV	2,509,081	103,868
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,105,261	63,683
	Coca-Cola Femsa SAB de CV	7,061,987	60,758
	Grupo Financiero Inbursa SAB de CV	23,899,330	58,042
	Grupo Bimbo SAB de CV Class A	16,264,243	56,203
	Prologis Property Mexico SA de CV	13,991,360	55,872
	Fibra Uno Administracion SA de CV	37,196,702	53,978
	Grupo Carso SAB de CV	7,193,825	51,414
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,671,868	45,248
	Kimberly-Clark de Mexico SAB de CV Class A	20,919,732	40,492
	Gruma SAB de CV Class B	2,196,052	37,269
	Corp. Inmobiliaria Vesta SAB de CV	11,601,883	35,221
	Gentera SAB de CV	14,440,744	34,356
	Promotora y Operadora de Infraestructura SAB de CV	2,373,484	30,739
	Megacable Holdings SAB de CV	10,081,497	28,847
	Grupo Comercial Chedraui SA de CV	3,844,671	27,877
[1]	Banco del Bajio SA	10,751,618	27,529
	Alfa SAB de CV Class A	33,604,041	25,341
	Regional SAB de CV	3,355,808	24,983
	Fibra MTY SAPI de CV	31,901,591	24,538
	Qualitas Controladora SAB de CV	2,673,952	24,247
	GCC SAB de CV	2,254,307	21,647
	Alsea SAB de CV	6,600,617	18,230
	Concentradora Fibra Danhos SA de CV	11,689,546	18,096
[1]	FIBRA Macquarie Mexico	10,049,880	16,277
	Grupo Televisa SAB	30,568,995	15,927
	Bolsa Mexicana de Valores SAB de CV	7,561,475	14,432
	El Puerto de Liverpool SAB de CV	2,625,846	12,801
	Orbia Advance Corp. SAB de CV	11,911,640	10,829
	Operadora De Sites Mexicanos SAB de CV	10,456,267	9,393
	Genomma Lab Internacional SAB de CV Class B	9,115,768	8,920
*	Controladora Alpek SAB de CV	56,061,041	8,690
*,1	Nemak SAB de CV	37,402,594	7,912
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,659,977	7,757
	Becle SAB de CV	6,232,218	7,638
	La Comer SAB de CV	3,248,017	7,033
*,1	Grupo Traxion SAB de CV Class A	5,842,134	4,305
*	Alpek SAB de CV Class A	4,774,972	2,416
	Grupo Rotoplas SAB de CV	2,603,617	1,878
			2,915,029
Philippines (0.5%)
	International Container Terminal Services Inc.	14,547,771	131,212
	BDO Unibank Inc.	30,559,136	69,306
	SM Prime Holdings Inc.	134,653,178	51,253
	Bank of the Philippine Islands	25,446,361	45,570
	Manila Electric Co.	3,290,043	32,658
	Ayala Corp.	3,918,040	31,136
	Ayala Land Inc.	91,047,927	30,756
	Metropolitan Bank & Trust Co.	24,287,655	28,469
	PLDT Inc.	1,252,959	23,813
	Jollibee Foods Corp.	6,033,179	22,197

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	JG Summit Holdings Inc.	38,568,868	15,686
	Universal Robina Corp.	11,887,871	14,734
	GT Capital Holdings Inc.	1,304,472	12,100
	AREIT Inc.	16,255,200	11,848
	Globe Telecom Inc.	427,974	10,731
	Century Pacific Food Inc.	15,895,387	9,459
	RL Commercial REIT Inc.	75,202,937	9,356
	DMCI Holdings Inc.	45,127,597	8,653
	Aboitiz Power Corp.	11,768,700	8,245
	Puregold Price Club Inc.	12,508,256	8,087
	Manila Water Co. Inc.	13,338,600	7,874
	Converge Information & Communications Technology Solutions Inc.	33,590,500	7,272
	LT Group Inc.	28,710,150	7,136
	DigiPlus Interactive Corp.	19,483,730	6,915
[1]	Monde Nissin Corp.	58,950,500	6,759
	Semirara Mining & Power Corp. Class A	11,546,228	6,483
	Security Bank Corp.	4,824,168	5,703
	Robinsons Land Corp.	20,306,807	5,142
	ACEN Corp.	122,131,994	4,807
	Megaworld Corp.	89,086,303	3,014
	Wilcon Depot Inc.	18,594,800	2,433
	Bloomberry Resorts Corp.	44,689,049	2,428
	D&L Industries Inc.	30,433,190	2,332
*	Cebu Air Inc.	2,618,253	1,303
			644,870
Qatar (0.7%)
	Qatar National Bank QPSC	58,043,087	295,207
	Qatar Islamic Bank QPSC	24,109,132	162,536
	Industries Qatar QSC	26,320,949	91,707
	Al Rayan Bank	82,755,203	53,200
	Commercial Bank PSQC	44,786,901	50,969
	Qatar Gas Transport Co. Ltd.	36,093,195	43,823
	Qatar Navigation QSC	13,015,210	39,751
	Ooredoo QPSC	10,263,725	38,174
	Qatar International Islamic Bank QSC	11,774,597	36,044
	Qatar Fuel QSC	7,695,520	31,700
	Qatar Electricity & Water Co. QSC	6,270,652	26,494
	Dukhan Bank	27,691,459	26,434
	Doha Bank QPSC	36,205,382	24,986
	Mesaieed Petrochemical Holding Co.	72,354,572	24,813
	Barwa Real Estate Co.	27,483,220	19,848
	Qatar Aluminum Manufacturing Co.	36,953,063	15,750
	Vodafone Qatar PQSC	21,125,081	13,943
*	Estithmar Holding QPSC	10,742,772	12,099
	Gulf International Services QSC	14,255,828	12,086
*	Ezdan Holding Group QSC	20,814,698	6,525
	United Development Co. QSC	23,958,300	6,205
	Al Meera Consumer Goods Co. QSC	1,303,304	5,235
			1,037,529
Romania (0.1%)
	Banca Transilvania SA	12,555,559	79,556
	OMV Petrom SA	204,336,843	43,660
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,166,413	31,994
	Societatea Energetica Electrica SA	1,930,037	10,529
	Societatea Nationala Nuclearelectrica SA	663,956	7,161
*	MED Life SA	3,442,417	6,603
	One United Properties SA	498,092	2,992
*	Teraplast SA	20,449,815	1,994
	TTS Transport Trade Services SA	1,669,945	1,900
			186,389
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PAO ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Polyus PJSC	1,269,390	—
*,3	Raspadskaya PAO	910,080	—

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	Mechel PJSC	3,089,565	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	13,697,647	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (3.6%)
	Al Rajhi Bank	26,132,700	738,618
[1]	Saudi Arabian Oil Co.	79,219,490	547,367
	Saudi National Bank	38,827,432	413,146
*	Saudi Arabian Mining Co.	17,918,150	308,044
	Saudi Telecom Co.	25,124,043	302,660
	Saudi Basic Industries Corp.	11,995,678	195,249
*	ACWA Power Co.	3,015,139	194,781
	Riyad Bank	19,597,625	142,305
	Saudi Awwal Bank	13,230,153	114,156
	Alinma Bank	16,385,400	113,455
	SABIC Agri-Nutrients Co.	3,107,212	101,450
	Dr Sulaiman Al Habib Medical Services Group Co.	1,361,301	98,907
	Etihad Etisalat Co.	5,066,078	91,400
	Almarai Co. JSC	6,516,043	86,391
	Elm Co.	321,969	81,451
	Bank AlBilad	9,846,010	77,799
	Banque Saudi Fransi	16,230,527	77,242
	Arab National Bank	11,850,859	76,646
	Bupa Arabia for Cooperative Insurance Co.	1,030,601	45,122
	Saudi Electricity Co.	10,325,378	44,079
*	Umm Al Qura for Development & Construction Co.	5,686,911	36,763
*	Jabal Omar Development Co.	7,666,243	36,113
	Co. for Cooperative Insurance	976,607	35,505
	Saudi Tadawul Group Holding Co.	638,471	33,904
	Yanbu National Petrochemical Co.	3,674,419	33,786
	Riyadh Cables Group Co.	864,637	32,621
*	Dar Al Arkan Real Estate Development Co.	6,998,807	32,232
	Makkah Construction & Development Co.	1,292,892	30,663
	Jarir Marketing Co.	7,987,186	30,250
	Saudi Investment Bank	8,195,134	30,038
*	Bank Al-Jazira	8,543,370	28,732
	Aldrees Petroleum & Transport Services Co.	647,347	26,496
	Dallah Healthcare Co.	614,916	25,252
	Mouwasat Medical Services Co.	1,223,905	25,086
	SAL Saudi Logistics Services	520,911	24,462
*	Saudi Research & Media Group	523,588	24,003
	Sahara International Petrochemical Co.	4,754,314	23,961
	Arabian Internet & Communications Services Co.	327,260	21,980
	Electrical Industries Co.	7,109,701	21,898
*	Al Rajhi Co. for Co-operative Insurance	650,279	20,443
	Ades Holding Co.	4,511,701	20,388
	Nahdi Medical Co.	645,890	19,995
	Astra Industrial Group Co.	490,956	19,488
	Saudi Industrial Investment Group	4,437,203	19,216
	Mobile Telecommunications Co. Saudi Arabia	6,179,028	18,910
[1]	Arabian Centres Co.	3,066,422	17,918
	Saudi Aramco Base Oil Co.	674,024	17,321
*	Advanced Petrochemical Co.	1,663,191	16,773
	Saudia Dairy & Foodstuff Co.	201,929	15,475
*	Saudi Kayan Petrochemical Co.	9,720,203	15,286
	Jamjoom Pharmaceuticals Factory Co.	361,762	15,031
	Taiba Investments Co.	1,381,916	14,894
*	Seera Group Holding	1,767,891	14,630
	Saudi Ground Services Co.	1,232,244	14,574

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Catrion Catering Holding Co.	536,593	13,835
	National Medical Care Co.	292,789	13,834
*	National Industrialization Co.	4,385,012	13,527
*	Rabigh Refining & Petrochemical Co.	5,541,427	13,268
*	Savola Group	1,957,098	12,843
	National Co. for Learning & Education	277,607	12,821
	United Electronics Co.	511,015	12,087
*	Rasan Information Technology Co.	410,673	12,062
	Abdullah Al Othaim Markets Co.	5,902,787	11,985
	Al Masane Al Kobra Mining Co.	578,164	11,659
	Arriyadh Development Co.	1,474,538	11,582
	Leejam Sports Co. JSC	333,734	11,396
	National Gas & Industrialization Co.	474,340	11,250
*	Power & Water Utility Co. for Jubail & Yanbu	989,055	11,133
*,2	National Agriculture Development Co.	1,952,612	10,858
	Saudi Chemical Co. Holding	5,490,653	10,800
	United International Transportation Co.	503,471	9,936
	Al Hammadi Holding	1,062,902	9,902
	Saudi Cement Co.	969,625	9,895
	Yamama Cement Co.	1,328,793	9,734
	Almoosa Health Co.	170,654	9,093
*	Saudi Reinsurance Co.	1,094,225	9,067
	AlKhorayef Water & Power Technologies Co.	225,057	9,025
	Retal Urban Development Co. Class A	2,862,300	9,003
	Al Rajhi REIT	4,006,690	8,965
*	Saudi Automotive Services Co.	468,574	8,959
	Arabian Drilling Co.	364,695	8,612
	Qassim Cement Co.	743,844	8,360
*	Arabian Contracting Services Co.	260,462	8,310
	East Pipes Integrated Co. for Industry	207,968	8,062
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	704,689	7,959
	Al Moammar Information Systems Co.	195,288	7,843
*	Emaar Economic City	2,243,579	7,618
*	Jahez International Co.	1,312,231	7,443
	Middle East Healthcare Co.	541,586	7,387
*	Saudi Real Estate Co.	1,758,693	6,773
	Etihad Atheeb Telecommunication Co.	233,283	6,689
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	785,268	6,343
	Al-Dawaa Medical Services Co.	361,830	6,321
*	Bawan Co.	411,190	6,199
	BinDawood Holding Co.	3,800,274	5,827
	Southern Province Cement Co.	824,772	5,501
	Saudi Ceramic Co.	624,691	5,095
*	Perfect Presentation For Commercial Services Co.	1,832,797	4,987
	Yanbu Cement Co.	984,906	4,253
*	Advanced Building Industries Co.	413,316	3,941
*	Middle East Paper Co.	534,636	3,849
	Almunajem Foods Co.	242,458	3,743
	Eastern Province Cement Co.	539,541	3,723
	Arabian Cement Co.	564,512	3,332
	City Cement Co.	806,433	3,134
			5,104,178
South Africa (3.8%)
	Naspers Ltd.	10,654,147	748,305
	Gold Fields Ltd.	11,963,055	461,249
	Anglogold Ashanti plc	6,724,990	461,091
	FirstRand Ltd.	71,061,689	337,251
	Standard Bank Group Ltd.	17,535,351	257,855
	Capitec Bank Holdings Ltd.	1,119,711	247,733
	Valterra Platinum Ltd.	3,533,773	218,561
	MTN Group Ltd.	21,781,523	217,609
	Impala Platinum Holdings Ltd.	11,987,597	128,471
	Harmony Gold Mining Co. Ltd.	7,315,457	121,719
	Absa Group Ltd.	10,278,965	114,856
	Sanlam Ltd.	21,490,071	112,771
	Bid Corp. Ltd.	4,487,068	111,074
	Shoprite Holdings Ltd.	6,266,591	104,819
*,2	Sibanye Stillwater Ltd.	36,975,457	98,122
	Discovery Ltd.	7,184,840	90,269

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nedbank Group Ltd.	5,989,272	81,650
	Northam Platinum Holdings Ltd.	4,752,347	79,367
[1,2]	Pepkor Holdings Ltd.	46,962,641	71,605
	Remgro Ltd.	6,706,342	66,516
	NEPI Rockcastle NV	8,102,908	65,712
	Clicks Group Ltd.	3,080,312	64,948
	Reinet Investments SCA	1,782,824	57,098
	Bidvest Group Ltd.	4,348,915	56,572
*	Sasol Ltd.	8,587,084	53,726
	Vodacom Group Ltd.	6,243,970	50,547
	Old Mutual Ltd.	62,896,472	49,182
	OUTsurance Group Ltd.	11,424,324	48,077
	Tiger Brands Ltd.	2,240,661	42,401
	Mr. Price Group Ltd.	3,417,114	40,827
	Growthpoint Properties Ltd.	43,285,752	40,699
	Woolworths Holdings Ltd.	12,407,186	37,462
	Exxaro Resources Ltd.	3,182,240	32,410
	Momentum Group Ltd.	15,851,686	30,519
	Redefine Properties Ltd.	88,750,147	27,651
	Aspen Pharmacare Holdings Ltd.	4,807,664	27,231
	Pan African Resources plc	22,848,362	25,312
	AVI Ltd.	4,357,780	24,233
	Foschini Group Ltd.	4,270,513	22,669
	Investec Ltd.	2,885,711	21,725
	Fortress Real Estate Investments Ltd. Class B	15,699,584	21,120
	Vukile Property Fund Ltd.	15,964,177	20,863
*	SPAR Group Ltd.	2,628,397	16,531
	Hyprop Investments Ltd.	5,170,400	15,332
	Resilient REIT Ltd.	3,694,114	15,056
	Truworths International Ltd.	4,862,795	14,563
[2]	Kumba Iron Ore Ltd.	724,063	14,420
	Netcare Ltd.	17,068,262	14,394
	DRDGOLD Ltd.	5,646,112	14,259
	African Rainbow Minerals Ltd.	1,364,095	13,547
[1]	Dis-Chem Pharmacies Ltd.	6,882,201	13,462
	Life Healthcare Group Holdings Ltd.	19,289,834	13,205
	Coronation Fund Managers Ltd.	4,206,016	11,940
	Santam Ltd.	481,999	11,497
	Motus Holdings Ltd.	1,904,885	11,478
*	Pick n Pay Stores Ltd.	6,971,094	11,380
	Telkom SA SOC Ltd.	3,800,730	10,631
	DataTec Ltd.	2,539,492	10,532
	Sappi Ltd.	7,945,165	10,410
	Equites Property Fund Ltd.	10,423,821	10,161
	Omnia Holdings Ltd.	2,216,061	9,744
	We Buy Cars Holdings Ltd.	3,443,713	9,132
*,2	Boxer Retail Ltd.	2,068,162	9,074
	Attacq Ltd.	9,912,267	8,663
	JSE Ltd.	1,038,079	8,435
	Ninety One Ltd.	2,611,446	7,770
	Grindrod Ltd.	7,536,166	7,365
	Thungela Resources Ltd.	1,627,737	7,193
	Reunert Ltd.	2,209,920	7,123
	AECI Ltd.	1,373,568	7,083
	Astral Foods Ltd.	512,599	6,616
*	MAS plc	4,699,627	5,714
	Sun International Ltd.	2,078,757	4,652
	Wilson Bayly Holmes-Ovcon Ltd.	463,926	4,051
	Burstone Group Ltd.	7,741,748	4,040
	Super Group Ltd.	4,323,631	4,004
[2]	Afrimat Ltd.	1,515,253	3,974
*	KAP Ltd.	34,065,686	3,234
*,3	MultiChoice Group	309,540	2,220
			5,344,762
Taiwan (22.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	324,132,605	15,674,952
	Hon Hai Precision Industry Co. Ltd.	162,174,761	1,348,870
	MediaTek Inc.	19,547,630	829,004
	Delta Electronics Inc.	25,675,356	825,819

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	ASE Technology Holding Co. Ltd.	43,513,723	348,143
[2]	Quanta Computer Inc.	35,089,200	340,303
	Fubon Financial Holding Co. Ltd.	110,934,635	328,319
	CTBC Financial Holding Co. Ltd.	234,669,062	318,700
[2]	Cathay Financial Holding Co. Ltd.	124,482,347	258,337
[2]	Accton Technology Corp.	6,589,610	229,165
	Mega Financial Holding Co. Ltd.	157,022,499	206,437
	Asustek Computer Inc.	9,080,937	205,152
[2]	Asia Vital Components Co. Ltd.	4,307,995	197,223
	E.Sun Financial Holding Co. Ltd.	203,826,954	196,886
[2]	Wistron Corp.	40,217,535	194,907
	Wiwynn Corp.	1,376,280	194,082
[2]	United Microelectronics Corp.	121,624,270	183,680
	Chunghwa Telecom Co. Ltd.	39,439,663	168,051
	Uni-President Enterprises Corp.	65,416,868	167,135
[2]	Yageo Corp.	20,617,848	165,950
	Yuanta Financial Holding Co. Ltd.	144,904,748	162,242
[2]	Elite Material Co. Ltd.	3,681,156	161,734
	Lite-On Technology Corp.	25,828,084	149,841
	TS Financial Holding Co. Ltd.	239,068,838	145,236
	First Financial Holding Co. Ltd.	144,234,727	133,786
	SinoPac Financial Holdings Co. Ltd.	158,429,915	131,876
	Chroma ATE Inc.	4,909,280	129,982
[2]	Alchip Technologies Ltd.	1,056,463	119,020
	Hua Nan Financial Holdings Co. Ltd.	123,645,312	117,312
	KGI Financial Holding Co. Ltd.	209,582,316	108,111
	Realtek Semiconductor Corp.	6,467,959	108,006
	Taiwan Cooperative Financial Holding Co. Ltd.	139,348,342	107,695
	King Yuan Electronics Co. Ltd.	15,140,280	106,155
[2]	Bizlink Holding Inc.	2,333,892	104,905
[2]	King Slide Works Co. Ltd.	754,000	100,027
	Largan Precision Co. Ltd.	1,275,076	91,518
[2]	Unimicron Technology Corp.	17,346,979	91,428
[2]	China Steel Corp.	150,262,308	90,669
[2]	Evergreen Marine Corp. Taiwan Ltd.	14,439,958	90,584
[2]	Nan Ya Plastics Corp.	65,466,819	88,092
[2]	Phison Electronics Corp.	2,241,080	77,264
[2]	Jentech Precision Industrial Co. Ltd.	1,103,283	75,648
	MPI Corp.	1,093,000	74,111
	E Ink Holdings Inc.	10,720,440	73,649
*,2	Winbond Electronics Corp.	41,463,203	72,517
	Far EasTone Telecommunications Co. Ltd.	23,842,723	71,603
[2]	ASPEED Technology Inc.	402,011	71,294
[2]	Novatek Microelectronics Corp.	5,459,560	69,561
[2]	International Games System Co. Ltd.	2,966,200	69,312
[2]	Formosa Plastics Corp.	55,707,057	68,840
	Hotai Motor Co. Ltd.	3,689,357	67,639
	Taiwan Mobile Co. Ltd.	18,940,941	67,408
[2]	Gold Circuit Electronics Ltd.	4,455,481	66,895
[2]	Chailease Holding Co. Ltd.	19,788,762	66,145
	Tripod Technology Corp.	5,964,040	65,957
	Shanghai Commercial & Savings Bank Ltd.	50,802,935	65,399
	Gigabyte Technology Co. Ltd.	7,144,850	64,770
*	Caliway Biopharmaceuticals Co. Ltd.	13,192,000	63,994
	Chang Hwa Commercial Bank Ltd.	99,187,385	63,791
*,2	Nanya Technology Corp.	14,935,878	63,784
[2]	TCC Group Holdings Co. Ltd.	88,804,717	63,715
	Advantech Co. Ltd.	6,102,694	61,987
	Pegatron Corp.	25,653,213	61,716
[2]	PharmaEssentia Corp.	3,768,671	60,887
	United Integrated Services Co. Ltd.	2,170,800	60,424
	Compal Electronics Inc.	56,046,900	59,889
	eMemory Technology Inc.	928,100	59,768
[2]	Teco Electric & Machinery Co. Ltd.	15,870,320	59,728
[2]	Globalwafers Co. Ltd.	3,389,810	55,732
[2]	Airtac International Group	1,857,830	54,797
[2]	President Chain Store Corp.	7,054,449	54,630
	Global Unichip Corp.	1,101,960	54,481
[2]	Powertech Technology Inc.	9,151,550	51,122
[2]	Inventec Corp.	34,077,966	50,577

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Lotes Co. Ltd.	1,110,151	49,497
[2]	United Microelectronics Corp. ADR	6,294,441	48,530
	Chunghwa Telecom Co. Ltd. ADR	1,124,464	47,880
	Taiwan Business Bank	95,128,683	47,384
[2]	Catcher Technology Co. Ltd.	7,167,956	46,221
[2]	Zhen Ding Technology Holding Ltd.	8,648,710	45,670
[2]	Fortune Electric Co. Ltd.	1,903,027	43,999
[2]	Yang Ming Marine Transport Corp.	23,334,725	43,535
*,2	Powerchip Semiconductor Manufacturing Corp.	42,820,000	43,466
[2]	Vanguard International Semiconductor Corp.	13,804,431	43,214
[2]	Formosa Chemicals & Fibre Corp.	44,473,449	42,083
	Eva Airways Corp.	35,781,760	42,003
	Innolux Corp.	97,400,295	41,949
[2]	WPG Holdings Ltd.	20,875,720	40,828
[2]	WT Microelectronics Co. Ltd.	8,733,205	40,487
[2]	Taiwan Union Technology Corp.	3,057,052	38,117
[2]	Mitac Holdings Corp.	11,740,191	37,897
[2]	Compeq Manufacturing Co. Ltd.	13,167,760	37,215
[2]	Acer Inc.	38,114,897	37,136
	Asia Cement Corp.	30,630,510	36,103
[2]	Walsin Lihwa Corp.	37,093,044	35,928
	Chicony Electronics Co. Ltd.	8,441,458	35,599
[2]	Voltronic Power Technology Corp.	899,325	35,232
	Taichung Commercial Bank Co. Ltd.	50,301,691	34,970
	Far Eastern New Century Corp.	39,847,963	34,291
[2]	Acter Group Corp. Ltd.	1,345,832	33,593
[2]	L&K Engineering Co. Ltd.	2,136,102	33,046
[2]	Eclat Textile Co. Ltd.	2,477,209	32,923
[2]	Wan Hai Lines Ltd.	12,249,646	32,684
[2]	Fositek Corp.	689,372	32,317
[2]	Micro-Star International Co. Ltd.	9,098,200	32,252
[2]	Silergy Corp.	4,383,560	31,539
[2]	Foxconn Technology Co. Ltd.	13,197,663	30,507
[2]	AUO Corp.	76,794,039	30,199
[2]	Synnex Technology International Corp.	16,353,800	30,149
[2]	TA Chen Stainless Pipe	25,222,894	30,065
[2]	Sino-American Silicon Products Inc.	7,224,742	29,235
[2]	AURAS Technology Co. Ltd.	849,000	28,904
[2]	Hiwin Technologies Corp.	3,975,308	28,702
[2]	WinWay Technology Co. Ltd.	336,000	28,514
	Pou Chen Corp.	29,853,021	28,405
[2]	Makalot Industrial Co. Ltd.	3,131,244	27,320
	Advanced Echem Materials Co. Ltd.	926,174	26,693
[2]	Nien Made Enterprise Co. Ltd.	2,200,560	26,362
[2]	Nan Ya Printed Circuit Board Corp.	2,805,521	26,296
	Cheng Shin Rubber Industry Co. Ltd.	24,926,095	25,840
	Radiant Opto-Electronics Corp.	6,027,751	25,821
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,199,000	25,811
[2]	Simplo Technology Co. Ltd.	2,232,310	25,411
[2]	Topco Scientific Co. Ltd.	2,281,992	25,285
[2]	ADATA Technology Co. Ltd.	3,892,319	24,987
	Taiwan High Speed Rail Corp.	27,388,912	24,344
[2]	Getac Holdings Corp.	5,257,420	23,551
*	Macronix International Co. Ltd.	23,309,737	23,499
[2]	Highwealth Construction Corp.	18,543,997	23,486
[2]	Feng TAY Enterprise Co. Ltd.	5,886,867	23,301
[2]	Chenbro Micom Co. Ltd.	772,000	23,069
	ASMedia Technology Inc.	492,857	23,012
[2]	Formosa Petrochemical Corp.	15,825,977	23,010
[2]	Shihlin Electric & Engineering Corp.	3,342,964	21,607
[2]	Co-Tech Development Corp.	2,825,000	21,450
[2]	Parade Technologies Ltd.	970,290	21,378
[2]	Sinbon Electronics Co. Ltd.	3,058,475	20,962
[2]	Lotus Pharmaceutical Co. Ltd.	2,177,000	20,885
[2]	Kaori Heat Treatment Co. Ltd.	1,018,450	20,518
	Sigurd Microelectronics Corp.	5,952,546	20,139
	Lien Hwa Industrial Holdings Corp.	12,574,756	19,726
	Ruentex Development Co. Ltd.	20,344,300	19,706
	WNC Corp.	4,763,526	19,330
[2]	EZconn Corp.	618,582	18,712

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Dynapack International Technology Corp.	1,833,000	18,201
	AP Memory Technology Corp.	1,373,120	17,951
[2]	Faraday Technology Corp.	2,992,198	17,664
	Capital Securities Corp.	22,092,773	17,529
[2]	Tatung Co. Ltd.	14,911,628	17,478
	IBF Financial Holdings Co. Ltd.	35,265,285	17,462
[2]	Bora Pharmaceuticals Co. Ltd.	848,949	17,131
	Ardentec Corp.	5,643,522	17,101
[2]	Kinsus Interconnect Technology Corp.	3,709,530	16,372
	Primax Electronics Ltd.	5,991,940	16,123
[2]	Chipbond Technology Corp.	8,143,630	15,760
[2]	Win Semiconductors Corp.	4,511,519	15,683
[2]	Elite Advanced Laser Corp.	1,755,349	15,495
[2]	Tong Yang Industry Co. Ltd.	4,902,350	15,381
	Qisda Corp.	15,261,128	15,335
[2]	LandMark Optoelectronics Corp.	1,116,470	15,324
[2]	Walsin Technology Corp.	3,801,521	15,253
[2]	Advanced Energy Solution Holding Co. Ltd.	400,000	15,227
[2]	Genius Electronic Optical Co. Ltd.	1,105,299	15,019
	Far Eastern International Bank	36,264,425	14,897
[2]	China Airlines Ltd.	22,834,146	14,804
[2]	Elan Microelectronics Corp.	3,615,870	14,522
[2]	Ruentex Industries Ltd.	8,309,961	14,497
[2]	Innodisk Corp.	1,033,544	14,426
*,2	HTC Corp.	8,789,301	14,338
[2]	Eternal Materials Co. Ltd.	10,814,298	14,326
[2]	Asia Optical Co. Inc.	2,824,260	14,325
[2]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,474,523	14,246
[2]	Shin Zu Shing Co. Ltd.	2,056,011	14,037
[2]	Supreme Electronics Co. Ltd.	6,507,991	13,942
[2]	Global Brands Manufacture Ltd.	3,650,332	13,806
[2]	Giant Manufacturing Co. Ltd.	4,154,193	13,687
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	2,800,000	13,667
[2]	Chunghwa Precision Test Tech Co. Ltd.	262,153	13,654
	Great Wall Enterprise Co. Ltd.	7,951,626	13,430
[2]	Kinik Co.	1,319,000	13,392
[2]	Foxsemicon Integrated Technology Inc.	1,108,642	13,288
[2]	Pixart Imaging Inc.	1,762,680	13,232
[2]	Taiwan Fertilizer Co. Ltd.	8,406,186	13,140
*,2	Starlux Airlines Co. Ltd.	16,744,271	13,058
[2]	Jinan Acetate Chemical Co. Ltd.	6,624,060	12,963
*,2	Fulltech Fiber Glass Corp.	5,473,000	12,808
	Tung Ho Steel Enterprise Corp.	6,265,602	12,782
*,2	FOCI Fiber Optic Communications Inc.	1,088,000	12,624
[2]	AcBel Polytech Inc.	8,937,079	12,603
	Grand Process Technology Corp.	267,000	12,547
	Arcadyan Technology Corp.	1,918,219	12,536
[2]	Goldsun Building Materials Co. Ltd.	10,588,415	12,449
[2]	Solar Applied Materials Technology Corp.	6,409,607	12,319
[2]	Sanyang Motor Co. Ltd.	6,275,330	12,313
[2]	Ta Ya Electric Wire & Cable	8,962,255	12,202
	Poya International Co. Ltd.	821,208	12,136
	Taiwan Surface Mounting Technology Corp.	3,400,110	12,121
[2]	Huaku Development Co. Ltd.	3,525,921	11,927
*,2	Taiwan Glass Industry Corp.	13,092,290	11,879
[2]	Ennoconn Corp.	1,241,758	11,768
[2]	Taiwan Speciality Chemicals Corp.	1,062,000	11,654
[2]	All Ring Tech Co. Ltd.	972,000	11,584
[2]	Century Iron & Steel Industrial Co. Ltd.	2,324,000	11,561
[2]	Yankey Engineering Co. Ltd.	770,430	11,491
*,2	China Petrochemical Development Corp.	46,471,041	11,317
[2]	Kinpo Electronics	15,240,670	11,216
	Feng Hsin Steel Co. Ltd.	5,420,200	11,149
[2]	Wiselink Co. Ltd.	1,858,934	11,133
[2]	YFY Inc.	13,456,703	11,097
[2]	Wisdom Marine Lines Co. Ltd.	5,401,155	11,066
[2]	ITEQ Corp.	2,914,357	11,034
[2]	VisEra Technologies Co. Ltd.	1,325,000	11,031
	Yulon Finance Corp.	3,524,309	11,006
	Taiwan Secom Co. Ltd.	3,117,876	10,939

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Visual Photonics Epitaxy Co. Ltd.	2,428,960	10,866
[2]	First Hi-Tec Enterprise Co. Ltd.	952,000	10,854
[2]	Phoenix Silicon International Corp.	1,929,495	10,799
[2]	Pan Jit International Inc.	3,916,740	10,692
[2]	Sercomm Corp.	3,295,600	10,562
	Shinkong Insurance Co. Ltd.	2,862,000	10,463
[2]	Universal Microwave Technology Inc.	734,000	10,463
[2]	Transcend Information Inc.	2,441,069	10,455
[2]	Merry Electronics Co. Ltd.	3,131,858	10,406
	Hannstar Board Corp.	3,337,470	10,209
[2]	XinTec Inc.	2,060,225	10,196
[2]	TXC Corp.	3,515,630	10,150
[2]	Fusheng Precision Co. Ltd.	1,283,920	10,098
[2]	U-Ming Marine Transport Corp.	5,508,108	9,951
[2]	Sitronix Technology Corp.	1,519,070	9,870
	Charoen Pokphand Enterprise	2,216,343	9,868
*	Mercuries Life Insurance Co. Ltd.	41,886,155	9,848
[2]	Test Research Inc.	1,938,660	9,823
[2]	Allis Electric Co. Ltd.	2,729,480	9,768
	Systex Corp.	2,316,000	9,733
[2]	LuxNet Corp.	1,456,000	9,592
	Tong Hsing Electronic Industries Ltd.	2,356,919	9,574
[2]	Silicon Integrated Systems Corp.	5,338,260	9,569
[2]	Elite Semiconductor Microelectronics Technology Inc.	3,275,000	9,539
	Taiwan Cogeneration Corp.	5,888,192	9,228
	President Securities Corp.	11,968,265	9,205
[2]	Coretronic Corp.	3,174,900	9,002
	Orient Semiconductor Electronics Ltd.	5,723,792	8,988
[2]	Pan-International Industrial Corp.	4,947,000	8,987
[2]	Ability Enterprise Co. Ltd.	3,227,802	8,958
[2]	Gudeng Precision Industrial Co. Ltd.	780,487	8,904
[2]	Dynamic Holding Co. Ltd.	3,049,533	8,864
[2]	Merida Industry Co. Ltd.	2,714,526	8,797
[2]	Everlight Electronics Co. Ltd.	4,518,410	8,592
[2]	Nan Pao Resins Chemical Co. Ltd.	719,000	8,567
	Machvision Inc.	468,306	8,527
	Ennostar Inc.	7,585,726	8,433
	Greatek Electronics Inc.	3,648,000	8,342
	Cleanaway Co. Ltd.	1,062,000	8,340
[2]	CTCI Corp.	8,397,850	8,325
*,2	Oneness Biotech Co. Ltd.	3,950,424	8,302
	ITE Technology Inc.	1,960,000	8,287
[2]	Quanta Storage Inc.	2,373,000	8,175
*	BES Engineering Corp.	16,375,000	8,151
[2]	Marketech International Corp.	1,022,000	8,128
*,2	FLEXium Interconnect Inc.	3,954,990	8,105
[2]	momo.com Inc.	1,065,112	8,069
[2]	Yulon Motor Co. Ltd.	7,499,580	7,996
*	Lumosa Therapeutics Co. Ltd.	1,162,161	7,936
	ChipMOS Technologies Inc.	7,530,148	7,922
*	Center Laboratories Inc.	7,175,090	7,921
	EVERGREEN Steel Corp.	2,242,000	7,741
[2]	Airoha Technology Corp.	473,000	7,658
[2]	Holy Stone Enterprise Co. Ltd.	2,045,262	7,567
*,2	Wafer Works Corp.	7,197,744	7,298
[2]	Unitech Printed Circuit Board Corp.	8,531,970	7,265
[2]	Run Long Construction Co. Ltd.	5,857,502	7,231
[2]	Scientech Corp.	618,000	7,123
	Far Eastern Department Stores Ltd.	10,044,878	7,061
[2]	Evergreen Aviation Technologies Corp.	1,461,000	7,018
[2]	Nan Kang Rubber Tire Co. Ltd.	5,870,520	6,900
[2]	Anpec Electronics Corp.	883,000	6,851
[2]	C Sun Manufacturing Ltd.	1,198,910	6,851
[2]	Cheng Uei Precision Industry Co. Ltd.	4,277,673	6,839
[2]	Shiny Chemical Industrial Co. Ltd.	1,426,200	6,752
	TTY Biopharm Co. Ltd.	2,591,160	6,698
[2]	Wah Lee Industrial Corp.	2,276,194	6,666
[2]	Chenming Electronic Technology Corp.	1,654,929	6,643
[2]	Shinkong Synthetic Fibers Corp.	15,184,400	6,581
	Wowprime Corp.	924,689	6,476

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Raydium Semiconductor Corp.	819,000	6,472
[2]	Sakura Development Co. Ltd.	4,140,432	6,468
	Union Bank of Taiwan	10,709,320	6,453
[2]	Global Mixed Mode Technology Inc.	852,000	6,444
[2]	Gloria Material Technology Corp.	5,832,640	6,442
[2]	Advanced Wireless Semiconductor Co.	1,770,266	6,364
	Stark Technology Inc.	1,222,000	6,340
	Sinon Corp.	4,534,000	6,289
[2]	G Shank Enterprise Co. Ltd.	2,011,000	6,275
[2]	Chang Wah Electromaterials Inc.	4,265,000	6,263
[2]	China Motor Corp.	3,282,844	6,214
[2]	Nichidenbo Corp.	2,116,460	6,199
[2]	Solomon Technology Corp.	1,445,871	6,149
[2]	Farglory Land Development Co. Ltd.	3,461,550	6,065
*	CSBC Corp. Taiwan	9,532,197	6,047
[2]	ASROCK Inc.	581,000	6,044
	Taiwan Paiho Ltd.	3,250,140	6,029
[2]	Hota Industrial Manufacturing Co. Ltd.	3,103,178	5,981
*,2	TaiMed Biologics Inc.	2,576,929	5,979
*,2	Episil Technologies Inc.	3,262,189	5,968
[2]	Pegavision Corp.	538,314	5,954
[2]	Channel Well Technology Co. Ltd.	2,372,672	5,944
[2]	Fitipower Integrated Technology Inc.	1,202,043	5,924
	Evergreen International Storage & Transport Corp.	3,181,500	5,919
	Synmosa Biopharma Corp.	5,393,050	5,881
	Chong Hong Construction Co. Ltd.	2,299,000	5,880
[2]	WUS Printed Circuit Co. Ltd.	1,780,156	5,866
[2]	I-Chiun Precision Industry Co. Ltd.	2,457,000	5,843
*,2	HannStar Display Corp.	25,143,193	5,830
	Kenda Rubber Industrial Co. Ltd.	8,908,288	5,801
[2]	Depo Auto Parts Ind Co. Ltd.	1,306,000	5,786
[2]	Fulgent Sun International Holding Co. Ltd.	1,846,410	5,746
[2]	Via Technologies Inc.	3,375,620	5,745
[2]	Altek Corp.	3,548,969	5,696
[2]	Chang Wah Technology Co. Ltd.	4,350,500	5,689
	Grape King Bio Ltd.	1,414,529	5,677
[2]	Zero One Technology Co. Ltd.	1,527,209	5,670
[2]	Tainan Spinning Co. Ltd.	13,785,000	5,643
	Topkey Corp.	926,000	5,601
	Cheng Loong Corp.	10,071,230	5,592
[2]	Thinking Electronic Industrial Co. Ltd.	912,000	5,582
[2]	Kenmec Mechanical Engineering Co. Ltd.	2,441,868	5,563
	Cathay Real Estate Development Co. Ltd.	7,496,984	5,558
[2]	Johnson Health Tech Co. Ltd.	1,072,000	5,551
	Standard Foods Corp.	5,380,603	5,490
[2]	Chicony Power Technology Co. Ltd.	1,876,000	5,487
[2]	JPC connectivity Inc.	1,014,750	5,484
	Taiwan Sakura Corp.	1,974,000	5,467
[2]	RichWave Technology Corp.	1,084,736	5,423
*,2	Chung Hung Steel Corp.	11,297,000	5,422
	Clevo Co.	4,218,000	5,414
[2]	Ichia Technologies Inc.	3,254,000	5,365
[2]	Sporton International Inc.	922,062	5,362
	Ton Yi Industrial Corp.	9,135,000	5,331
	O-Bank Co. Ltd.	17,976,453	5,289
[2]	Kuo Toong International Co. Ltd.	2,764,514	5,181
	Lian HWA Food Corp.	1,437,700	5,177
*,2	EirGenix Inc.	2,364,868	5,142
[2]	Hotai Finance Co. Ltd.	2,566,080	5,136
[2]	Kindom Development Co. Ltd.	4,746,060	5,132
[2]	China Steel Chemical Corp.	1,936,000	5,123
[2]	Taiflex Scientific Co. Ltd.	2,316,594	5,110
[2]	Chin-Poon Industrial Co. Ltd.	4,750,890	5,053
*,2	Yieh Phui Enterprise Co. Ltd.	10,521,825	5,040
	Universal Cement Corp.	5,001,140	5,033
[2]	Nuvoton Technology Corp.	2,518,000	5,022
[2]	Weikeng Industrial Co. Ltd.	5,256,000	5,012
[2]	Lai Yih Footwear Co. Ltd.	710,000	5,010
[2]	SDI Corp.	1,797,236	4,972
	Hu Lane Associate Inc.	1,160,519	4,959

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	FocalTech Systems Co. Ltd.	2,587,482	4,954
	TPK Holding Co. Ltd.	4,187,288	4,937
*,2	Andes Technology Corp.	567,539	4,916
[2]	CyberPower Systems Inc.	621,000	4,814
	Formosa International Hotels Corp.	776,000	4,804
[2]	Taiwan Semiconductor Co. Ltd.	2,685,290	4,784
[2]	Posiflex Technology Inc.	680,764	4,770
*	General Interface Solution GIS Holding Ltd.	2,971,070	4,758
	Brighton-Best International Taiwan Inc.	4,363,526	4,751
[2]	HD Renewable Energy Co. Ltd.	1,107,746	4,670
[2]	Allied Supreme Corp.	581,000	4,656
[2]	Flytech Technology Co. Ltd.	1,348,650	4,650
[2]	Gemtek Technology Corp.	5,470,000	4,644
[2]	JSL Construction & Development Co. Ltd.	2,794,955	4,631
	Formosa Taffeta Co. Ltd.	9,551,632	4,620
[2]	UPI Semiconductor Corp.	751,000	4,572
*,2	Etron Technology Inc.	3,852,140	4,553
[2]	Promate Electronic Co. Ltd.	2,925,136	4,506
*	Polaris Group	4,004,533	4,454
[2]	Forcecon Tech Co. Ltd.	1,217,546	4,319
[2]	M31 Technology Corp.	325,901	4,308
	YungShin Global Holding Corp.	2,348,536	4,300
[2]	Materials Analysis Technology Inc.	652,000	4,295
*,2	Sunplus Technology Co. Ltd.	5,973,000	4,167
*,2	Phihong Technology Co. Ltd.	4,214,706	4,167
	Chief Telecom Inc.	352,800	4,143
*,2	Egis Technology Inc.	925,100	4,118
[2]	Swancor Holding Co. Ltd.	1,015,000	4,107
	China Bills Finance Corp.	7,573,000	4,100
[2]	Kaimei Electronic Corp.	1,332,000	4,047
*,2	Microbio Co. Ltd.	5,604,803	4,008
	TCI Co. Ltd.	1,082,549	3,996
[2]	Zyxel Group Corp.	3,495,819	3,979
[2]	Delpha Construction Co. Ltd.	4,115,000	3,956
	Dimerco Express Corp.	1,506,884	3,939
*,2	Grand Pacific Petrochemical	11,748,088	3,934
[2]	Waffer Technology Corp.	1,702,773	3,903
	TSRC Corp.	7,995,940	3,893
	CMC Magnetics Corp.	12,978,313	3,841
[2]	Shinfox Energy Co. Ltd.	1,939,973	3,834
[2]	Actron Technology Corp.	837,479	3,777
[2]	Genesys Logic Inc.	1,073,000	3,746
*	United Renewable Energy Co. Ltd.	16,836,629	3,736
[2]	Weltrend Semiconductor	2,322,567	3,632
*,2	CyberTAN Technology Inc.	4,196,000	3,623
*	RDC Semiconductor Co. Ltd.	773,280	3,591
[2]	Great Tree Pharmacy Co. Ltd.	995,414	3,573
*,2	Medigen Vaccine Biologics Corp.	3,098,930	3,559
	Continental Holdings Corp.	4,985,000	3,507
	USI Corp.	10,295,861	3,458
*,2	Taiwan-Asia Semiconductor Corp.	4,410,987	3,453
[2]	TYC Brother Industrial Co. Ltd.	2,200,000	3,421
[2]	Syncmold Enterprise Corp.	1,515,500	3,388
[2]	Hung Sheng Construction Ltd.	4,830,464	3,346
*	Foresee Pharmaceuticals Co. Ltd.	1,308,799	3,341
[2]	Amazing Microelectronic Corp.	1,028,244	3,332
	AmTRAN Technology Co. Ltd.	7,263,092	3,309
[2]	Sincere Navigation Corp.	4,207,240	3,305
[2]	Ability Opto-Electronics Technology Co. Ltd.	1,033,103	3,302
*,2	Taiwan TEA Corp.	7,237,000	3,268
[2]	D-Link Corp.	5,978,400	3,231
[2]	Hsin Kuang Steel Co. Ltd.	2,504,000	3,229
[2]	Everlight Chemical Industrial Corp.	5,245,200	3,185
[2]	Advancetek Enterprise Co. Ltd.	2,766,000	3,161
*	International CSRC Investment Holdings Co.	9,410,270	3,126
	Taiwan PCB Techvest Co. Ltd.	2,708,000	3,104
*,2	Lung Yen Life Service Corp.	1,821,000	3,078
[2]	IEI Integration Corp.	1,410,920	3,066
[2]	Alpha Networks Inc.	2,904,772	3,053
	Darfon Electronics Corp.	2,609,000	3,048

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	FSP Technology Inc.	1,548,120	3,043
	Ambassador Hotel	2,173,000	3,033
[2]	ZillTek Technology Corp.	462,000	3,029
[2]	Cub Elecparts Inc.	918,735	3,027
*,2	Holtek Semiconductor Inc.	2,271,483	2,984
	YC INOX Co. Ltd.	4,747,902	2,966
*,2	TSEC Corp.	6,490,908	2,956
	UPC Technology Corp.	8,951,041	2,945
*	Oriental Union Chemical Corp.	7,471,582	2,901
	Chun Yuan Steel Industry Co. Ltd.	4,664,000	2,899
[2]	Lingsen Precision Industries Ltd.	4,340,000	2,897
[2]	T3EX Global Holdings Corp.	1,276,000	2,893
[2]	TaiDoc Technology Corp.	723,000	2,888
	Rechi Precision Co. Ltd.	3,808,000	2,855
	Mercuries & Associates Holding Ltd.	6,091,282	2,830
*	Longchen Paper & Packaging Co. Ltd.	9,186,632	2,794
	Bank of Kaohsiung Co. Ltd.	7,042,492	2,770
[2]	St. Shine Optical Co. Ltd.	648,000	2,750
*,2	Career Technology MFG. Co. Ltd.	5,669,324	2,724
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,709
[2]	Gamania Digital Entertainment Co. Ltd.	1,401,916	2,703
[2]	Formosa Sumco Technology Corp.	833,000	2,691
*	Ritek Corp.	8,306,489	2,686
[2]	Advanced International Multitech Co. Ltd.	1,373,000	2,663
[2]	China Metal Products	3,043,000	2,596
[2]	TA-I Technology Co. Ltd.	1,277,165	2,593
	Nantex Industry Co. Ltd.	3,578,000	2,592
	Sampo Corp.	3,220,800	2,575
[2]	PharmaEngine Inc.	1,112,457	2,570
[2]	Motech Industries Inc.	4,643,897	2,562
	Radium Life Tech Co. Ltd.	7,147,465	2,553
*,2	Tong-Tai Machine & Tool Co. Ltd.	2,414,000	2,538
	Ho Tung Chemical Corp.	9,501,459	2,530
[2]	Advanced Ceramic X Corp.	651,105	2,512
[2]	Yungshin Construction & Development Co. Ltd.	1,002,931	2,490
	Kung Long Batteries Industrial Co. Ltd.	630,333	2,488
*,2	Gigastorage Corp.	3,932,259	2,418
	Firich Enterprises Co. Ltd.	3,110,184	2,405
[2]	Universal Vision Biotechnology Co. Ltd.	512,970	2,384
[2]	Elitegroup Computer Systems Co. Ltd.	3,608,000	2,371
*,2	Adimmune Corp.	3,832,825	2,370
[2]	Tung Thih Electronic Co. Ltd.	996,424	2,365
	Wei Chuan Foods Corp.	4,806,261	2,351
	Sinyi Realty Inc.	3,191,000	2,350
[2]	Huang Hsiang Construction Corp.	1,732,360	2,320
[2]	Soft-World International Corp.	695,653	2,305
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,299
	Zeng Hsing Industrial Co. Ltd.	746,778	2,238
	Bioteque Corp.	559,475	2,238
[2]	Speed Tech Corp.	1,460,000	2,237
	Gourmet Master Co. Ltd.	984,469	2,233
	Chlitina Holding Ltd.	685,013	2,225
*	China Man-Made Fiber Corp.	10,712,016	2,174
	ScinoPharm Taiwan Ltd.	3,809,576	2,169
*	Lealea Enterprise Co. Ltd.	10,106,367	2,139
	Tyntek Corp.	3,721,000	2,111
[2]	China General Plastics Corp.	5,855,926	2,110
[2]	Adlink Technology Inc.	1,091,895	2,099
[2]	91APP Inc.	887,243	2,077
[2]	Sensortek Technology Corp.	336,000	2,074
	Xxentria Technology Materials Corp.	1,838,069	2,063
[2]	Rich Development Co. Ltd.	7,461,640	2,055
	Savior Lifetec Corp.	3,677,325	2,043
[2]	CHC Healthcare Group	1,457,899	2,041
*,2	Chung Hwa Pulp Corp.	4,914,000	1,994
*,2	Federal Corp.	3,107,040	1,992
*,2	Taiwan Mask Corp.	1,576,272	1,965
[2]	Infortrend Technology Inc.	2,636,000	1,960
	Panion & BF Biotech Inc.	903,579	1,945
[2]	KMC Kuei Meng International Inc.	660,000	1,931

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	OBI Pharma Inc.	2,386,481	1,928
	Darwin Precisions Corp.	5,272,110	1,915
[2]	Iron Force Industrial Co. Ltd.	611,020	1,885
[2]	Brogent Technologies Inc.	609,792	1,883
*,2	Fittech Co. Ltd.	841,753	1,879
*,2	Taiwan Styrene Monomer	6,803,050	1,864
*,2	Apex International Co. Ltd.	2,754,664	1,859
	Cyberlink Corp.	601,674	1,832
*	ALI Corp.	1,967,365	1,799
*	Shining Building Business Co. Ltd.	5,959,638	1,754
[2]	Asia Polymer Corp.	4,261,340	1,735
	Sonix Technology Co. Ltd.	1,515,000	1,728
*	First Steamship Co. Ltd.	9,120,968	1,708
	Formosan Rubber Group Inc.	2,211,821	1,707
[2]	Namchow Holdings Co. Ltd.	1,310,000	1,648
	KEE TAI Properties Co. Ltd.	4,715,850	1,617
	Taiyen Biotech Co. Ltd.	1,558,000	1,615
*	PChome Online Inc.	1,386,358	1,569
[2]	Rexon Industrial Corp. Ltd.	1,749,525	1,567
*	Kuo Yang Construction Co. Ltd.	2,530,900	1,550
[2]	AGV Products Corp.	4,511,370	1,510
*	Medigen Biotechnology Corp.	1,470,000	1,411
*	Li Peng Enterprise Co. Ltd.	7,788,000	1,405
	Basso Industry Corp.	1,277,000	1,353
	Ultra Chip Inc.	852,000	1,258
*	HannsTouch Holdings Co.	5,605,115	1,165
	Chia Hsin Cement Corp.	2,698,400	1,135
	China Electric Manufacturing Corp.	2,552,180	1,048
	Cenra Inc.	873,500	964
	ASE Technology Holding Co. Ltd. ADR	28,912	463
	AUO Corp. ADR	67,176	266
	Nan Liu Enterprise Co. Ltd.	56,000	80
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			31,561,417
Thailand (1.6%)
	Delta Electronics Thailand PCL (Foreign)	38,293,700	256,139
	PTT PCL (Foreign)	163,884,115	155,855
	Advanced Info Service PCL (Foreign)	14,232,706	132,950
	Kasikornbank PCL (Foreign)	19,710,835	113,615
	CP ALL PCL (Foreign)	71,834,921	102,138
	SCB X PCL (Foreign)	21,819,890	88,371
*	Gulf Development PCL (Foreign)	58,498,345	79,903
	Bangkok Dusit Medical Services PCL (Foreign)	136,867,520	79,869
	Airports of Thailand PCL (Foreign)	50,527,044	64,441
	PTT Exploration & Production PCL (Foreign)	17,503,084	57,998
	Central Pattana PCL (Foreign)	32,946,724	54,640
	Krung Thai Bank PCL (Foreign)	59,626,796	50,206
	Bumrungrad Hospital PCL (Foreign)	7,698,974	40,866
	Minor International PCL (Foreign)	49,498,521	35,198
[2]	Siam Cement PCL NVDR	5,008,996	31,603
	Charoen Pokphand Foods PCL (Foreign)	45,545,417	29,695
[2]	TMBThanachart Bank PCL (Foreign)	510,013,800	29,187
	Siam Cement PCL (Foreign)	4,147,988	26,170
	Bangkok Bank PCL NVDR	5,296,400	25,954
*	True Corp. PCL (Foreign)	67,351,123	23,521
[2]	Central Retail Corp. PCL (Foreign)	35,916,800	22,734
[2]	PTT Global Chemical PCL (Foreign)	28,245,179	22,034
*,2	True Corp. PCL NVDR	60,976,401	21,294
	Kasikornbank PCL NVDR	3,692,375	21,283
	Digital Telecommunications Infrastructure Fund	67,621,313	19,455
	Banpu PCL (Foreign)	107,179,173	16,721
[2]	Tisco Financial Group PCL (Foreign)	4,969,568	16,519
	Krung Thai Bank PCL NVDR	19,542,000	16,455
	Thai Oil PCL (Foreign)	14,522,306	16,061
	Kiatnakin Phatra Bank PCL (Foreign)	7,715,170	15,682
[2]	PTT Oil & Retail Business PCL (Foreign)	32,810,800	14,894
	Indorama Ventures PCL (Foreign)	24,429,035	14,414
[2]	Home Product Center PCL (Foreign)	64,622,084	13,076

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Thanachart Capital PCL (Foreign)	8,040,456	12,683
	Bangkok Expressway & Metro PCL (Foreign)	79,167,422	12,630
	TIDLOR Holdings PCL (Foreign)	19,100,658	12,410
[2]	CP Axtra PCL (Foreign)	20,432,401	12,376
	Bangkok Bank PCL (Foreign)	2,465,641	12,082
[2]	Muangthai Capital PCL (Foreign)	9,288,545	11,612
	Thai Union Group PCL (Foreign)	28,382,679	11,495
	Srisawad Corp. PCL (Foreign)	12,879,216	11,253
	Com7 PCL (Foreign)	14,481,200	11,182
[2]	Global Power Synergy PCL (Foreign)	8,449,340	10,831
	3BB Internet Infrastructure Fund	50,801,937	10,606
	Tisco Financial Group PCL NVDR	3,157,493	10,495
*	BTS Group Holdings PCL (Foreign)	114,475,420	10,420
	Electricity Generating PCL (Foreign)	2,682,111	10,202
	WHA Corp. PCL (Foreign)	100,484,306	10,106
	Bangchak Corp. PCL (Foreign)	9,875,366	9,011
	KCE Electronics PCL (Foreign)	11,411,414	8,990
	Krungthai Card PCL (Foreign)	10,145,031	8,946
	CPN Retail Growth Leasehold REIT	25,339,826	8,940
	Osotspa PCL (Foreign)	18,010,200	8,737
	Thai Life Insurance PCL (Foreign)	26,679,900	8,493
[2]	Land & Houses PCL NVDR	69,452,280	8,361
[2]	Ratch Group PCL NVDR	9,088,602	7,797
	Sansiri PCL (Foreign)	179,174,406	7,756
[2]	SCG Packaging PCL (Foreign)	13,621,000	7,659
[2]	AP Thailand PCL (Foreign)	28,080,042	7,514
	Central Plaza Hotel PCL (Foreign)	7,478,213	7,451
	Cal-Comp Electronics Thailand PCL (Foreign)	39,472,900	7,421
	Supalai PCL (Foreign)	13,394,285	7,082
[2]	Asset World Corp. PCL (Foreign)	98,255,800	6,676
	CH Karnchang PCL (Foreign)	13,576,763	6,417
[2]	Carabao Group PCL (Foreign)	4,454,805	6,187
*,2	Energy Absolute PCL (Foreign)	63,285,392	5,978
[2]	Berli Jucker PCL (Foreign)	10,336,090	5,843
	Hana Microelectronics PCL (Foreign)	7,807,083	5,591
	Thailand Future Fund	28,884,000	5,404
	B Grimm Power PCL (Foreign)	10,613,247	5,313
	Bangkok Commercial Asset Management PCL (Foreign)	24,010,000	5,012
[2]	Thaifoods Group PCL (Foreign)	35,053,775	4,925
	MBK PCL (Foreign)	9,585,237	4,888
	TTW PCL (Foreign)	17,136,034	4,795
	Bangkok Chain Hospital PCL (Foreign)	13,314,045	4,648
	Bangkok Dusit Medical Services PCL NVDR	7,849,700	4,581
*,2	Thai Airways International PCL (Foreign)	14,720,268	4,505
[2]	Siam Global House PCL (Foreign)	20,533,300	4,377
	Thai Vegetable Oil PCL (Foreign)	5,750,091	4,307
	Betagro PCL (Foreign)	8,563,100	4,239
[2]	IRPC PCL (Foreign)	119,022,814	4,230
[2]	VGI PCL (Foreign)	107,691,210	4,162
	WHA Premium Growth Freehold & Leasehold REIT	13,722,727	4,112
	Amata Corp. PCL (Foreign)	9,103,523	4,059
	BCPG PCL (Foreign)	15,822,842	4,032
	Tipco Asphalt PCL (Foreign)	9,060,430	3,897
	AEON Thana Sinsap Thailand PCL (Foreign)	1,192,000	3,887
	I-TAIL Corp. PCL (Foreign)	7,227,800	3,837
	Land & Houses PCL (Foreign)	30,968,900	3,728
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,093,361	3,710
	Mega Lifesciences PCL (Foreign)	4,022,200	3,669
	Bangkok Airways PCL (Foreign)	8,290,624	3,332
	Gunkul Engineering PCL (Foreign)	51,043,666	3,249
[2]	Banpu Power PCL (Foreign)	8,077,239	3,194
	SCB X PCL NVDR	786,320	3,185
*	Stecon Group PCL (Foreign)	12,375,963	3,141
[2]	Plan B Media PCL (Foreign)	24,128,760	3,117
[2]	Quality Houses PCL (Foreign)	75,992,951	3,101
	Bangkok Life Assurance PCL NVDR	5,323,100	2,963
	MK Restaurants Group PCL (Foreign)	2,887,600	2,921
	Star Petroleum Refining PCL (Foreign)	19,585,568	2,907
	Dhipaya Group Holdings PCL (Foreign)	4,106,900	2,769
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	2,731

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chularat Hospital PCL (Foreign)	55,782,746	2,705
	PTG Energy PCL (Foreign)	10,941,946	2,702
	Bangkok Life Assurance PCL (Foreign)	4,727,791	2,632
	Ratch Group PCL (Foreign)	2,979,456	2,556
	Siam City Cement PCL (Foreign)	525,000	2,306
	Thoresen Thai Agencies PCL (Foreign)	16,320,187	2,220
	TOA Paint Thailand PCL (Foreign)	5,334,334	2,131
[2]	JMT Network Services PCL (Foreign)	7,006,464	2,110
	Precious Shipping PCL (Foreign)	9,584,963	1,982
[2]	CK Power PCL (Foreign)	24,798,172	1,962
*,2	Jasmine Technology Solution PCL (Foreign)	2,454,792	1,932
*,2	Thonburi Healthcare Group PCL (Foreign)	7,572,058	1,886
*,2	Jasmine International PCL (Foreign)	43,225,803	1,884
	TPI Polene Power PCL (Foreign)	29,322,100	1,868
*	SKY ICT PCL (Foreign)	4,672,665	1,776
*	Thaicom PCL (Foreign)	5,846,885	1,724
	GFPT PCL (Foreign)	5,288,796	1,685
	Bangkok Land PCL (Foreign)	108,355,678	1,673
[2]	Jaymart Group Holdings PCL (Foreign)	6,880,000	1,657
[2]	Dohome PCL (Foreign)	13,229,168	1,595
	Major Cineplex Group PCL (Foreign)	3,963,297	871
	SPCG PCL (Foreign)	2,951,404	757
	Pruksa Real Estate PCL (Foreign)	11,775,000	677
	TQM Alpha PCL (Foreign)	1,401,000	533
*	Gulf Development PCL NVDR	254,534	348
*,2	Energy Absolute PCL NVDR	2,928,600	277
*	Super Energy Corp. PCL (Foreign)	19,920,519	80
	Pruksa Holding PCL (Foreign)	605,530	70
*	Forth Corp. PCL (Foreign)	3,300	1
			2,211,701
Turkiye (0.9%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	15,812,842	76,448
[2]	BIM Birlesik Magazalar A/S	5,799,362	74,267
[2]	Akbank TAS	41,277,646	59,600
[2]	Turkiye Petrol Rafinerileri A/S	12,172,146	57,137
[2]	Turk Hava Yollari AO	7,329,505	50,754
[2]	KOC Holding A/S	9,555,735	38,915
[2]	Turkcell Iletisim Hizmetleri A/S	16,153,475	38,246
[2]	Haci Omer Sabanci Holding A/S	18,340,580	35,505
*,2	Yapi ve Kredi Bankasi A/S	44,265,365	35,313
[2]	Turkiye Is Bankasi A/S Class C	110,359,921	33,125
[2]	Eregli Demir ve Celik Fabrikalari TAS	46,531,032	30,379
[2]	Turkiye Garanti Bankasi A/S	8,031,927	25,653
[2]	Ford Otomotiv Sanayi A/S	9,429,057	22,232
[2]	Enka Insaat ve Sanayi A/S	12,003,750	22,144
*,2	TAV Havalimanlari Holding A/S	2,450,029	15,399
*,2	Pegasus Hava Tasimaciligi A/S	3,085,215	15,383
*	Tera Yatirim Menkul Degerler A/S	2,914,408	14,936
[2]	Turkiye Sise ve Cam Fabrikalari A/S	17,060,287	14,894
[2]	Migros Ticaret A/S	1,281,312	13,801
*	Peker Gayrimenkul Yatirim Ortakligi A/S	45,764,574	13,055
[2]	Coca-Cola Icecek A/S	10,590,239	12,946
[2]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,421,778	12,664
*,2	Destek Finans Faktoring A/S	795,556	12,090
*,2	Sasa Polyester Sanayi A/S	155,143,550	11,320
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	236,335	11,072
[2]	Tofas Turk Otomobil Fabrikasi A/S	1,739,554	10,908
*	Kiler Holding A/S	3,275,626	10,594
	AG Anadolu Grubu Holding A/S	15,291,528	9,322
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	2,884,422	9,143
[2]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	26,219,678	9,051
[2]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	3,756,181	8,767
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,685,895	8,317
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,523,364	8,147
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,416,470	7,900
*	Ral Yatirim Holding A/S	1,654,539	7,798
*,2	Turk Telekomunikasyon A/S	6,360,353	7,711
*,2	Arcelik A/S	2,890,576	7,594
*	Gubre Fabrikalari TAS	1,002,334	7,538

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Turkiye Sigorta A/S	24,936,278	7,320
	Is Yatirim Menkul Degerler A/S	6,966,996	7,279
[2]	Ulker Biskuvi Sanayi A/S	2,795,388	7,172
	Enerya Enerji A/S	30,753,057	7,140
*	Tera Yatirim Teknoloji Holding A/S	7,216,477	7,083
*,2	Petkim Petrokimya Holding A/S	16,725,961	6,821
[2]	Oyak Cimento Fabrikalari A/S	13,159,761	6,638
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	6,442
[1]	Enerjisa Enerji A/S	3,242,255	6,356
*,2	Turk Altin Isletmeleri A/S	9,117,937	5,815
*,2	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	5,698
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	5,693
*,2	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,635,876	5,664
*,1	MLP Saglik Hizmetleri A/S	692,699	5,535
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	5,522
*	Adese Alisveris Merkezleri Ticaret A/S	61,489,890	5,330
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	15,048,449	5,325
*,2	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,339,861	5,255
*	Otokar Otomotiv ve Savunma Sanayi A/S	477,415	5,211
	Grainturk Tarim A/S	474,923	5,191
[2]	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	5,171
	Borusan Yatirim ve Pazarlama A/S	88,419	5,141
*,2	Turkiye Vakiflar Bankasi TAO	8,451,087	4,904
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	4,871
*	Isiklar Enerji ve Yapi Holding A/S	5,925,448	4,814
	Nuh Cimento Sanayi A/S	828,945	4,806
*,2	Turkiye Halk Bankasi A/S	7,517,178	4,751
[2]	Dogus Otomotiv Servis ve Ticaret A/S	1,097,294	4,704
	LDR Turizm A/S	3,092,075	4,688
	Anadolu Anonim Turk Sigorta Sirketi	8,447,762	4,655
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,003,682	4,565
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,356	4,512
*,2	Hektas Ticaret TAS	52,929,375	4,488
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	6,356,870	4,472
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	4,464
	Katilimevim Tasarruf Finansman A/S	13,411,709	4,459
[2]	Kontrolmatik Enerji ve Muhendislik A/S	5,950,200	4,447
*	Lydia Holding A/S	950,611	4,385
	Global Yatirim Holding A/S	15,685,594	4,354
	Turk Traktor ve Ziraat Makineleri A/S	319,509	4,156
*,2	Sok Marketler Ticaret A/S	3,954,330	4,156
*	Aksa Enerji Uretim A/S Class B	3,355,029	4,145
[2]	Dogan Sirketler Grubu Holding A/S	9,918,075	4,027
	Efor Yatirim Sanayi Ticaret A/S	1,159,828	3,911
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	7,863,003	3,855
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,094,880	3,823
*	Bera Holding A/S	8,587,304	3,748
*	Baticim Bati Anadolu Cimento Sanayii A/S	35,814,599	3,737
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	32,148,666	3,736
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	9,964,987	3,624
	EGE Endustri ve Ticaret A/S	18,124	3,522
	TAB Gida Sanayi ve Ticaret A/S	622,436	3,514
[2]	Alarko Holding A/S	1,817,059	3,480
*,2	Tekfen Holding A/S	1,729,528	3,461
	Logo Yazilim Sanayi ve Ticaret A/S	861,224	3,423
	Albaraka Turk Katilim Bankasi A/S	17,217,301	3,363
	Aygaz A/S	713,806	3,351
*	DAP Gayrimenkul Gelistirme A/S Class C	9,961,068	3,324
	AKIS Gayrimenkul Yatirimi A/S	16,547,483	3,108
*,2	MIA Teknoloji A/S	3,455,335	3,059
	Sekerbank Turk A/S	15,694,503	2,986
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	13,423,412	2,821
*	Can2 Termik A/S	48,494,938	2,789
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	2,771
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	538,746	2,690
*	Qua Granite Hayal	12,559,974	2,607
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,557
*	Izdemir Enerji Elektrik Uretim A/S	11,163,160	2,556
*	NET Holding A/S	1,905,149	2,255
*	Politeknik Metal Sanayi ve Ticaret A/S	11,009	2,246

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	274,737	2,228
*	BatiSoke Soke Cimento Sanayii TAS	5,791,744	2,216
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	15,686,085	2,198
*	Ronesans Gayrimenkul Yatirim A/S	591,521	2,191
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,054,848	1,953
	Anadolu Hayat Emeklilik A/S	793,401	1,946
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	418,344	1,942
*	Tukas Gida Sanayi ve Ticaret A/S	28,498,412	1,938
*	Investco Holding A/S	249,693	1,922
	Agesa Hayat ve Emeklilik A/S	384,450	1,918
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,758,835	1,877
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	2,922,593	1,853
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	1,648,570	1,847
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,697,495	1,843
*	Akfen Yenilenebilir Enerji A/S	4,454,157	1,823
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,808
	Bursa Cimento Fabrikasi A/S	11,747,464	1,806
*	Zorlu Enerji Elektrik Uretim A/S	21,851,659	1,739
*,2	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	930,678	1,722
	Kocaer Celik Sanayi ve Ticaret A/S	5,129,882	1,682
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,681
	Akcansa Cimento A/S	526,035	1,668
*	Pasifik Donanim ve Yazilim Bilgi Teknolojileri A/S	2,309,779	1,648
*	Is Finansal Kiralama A/S	3,435,914	1,573
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,547
*	Kayseri Seker Fabrikasi A/S	3,582,251	1,544
	Iskenderun Demir ve Celik A/S	1,653,060	1,518
*	YEO Teknoloji Enerji ve Endustri A/S	1,846,454	1,506
*	Konya Cimento Sanayii A/S	12,328	1,505
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,385
*	Oyak Yatirim Menkul Degerler A/S	1,063,773	1,372
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	1,353
*,2	Vestel Elektronik Sanayi ve Ticaret A/S	1,668,315	1,321
*	Fenerbahce Futbol A/S	5,379,743	1,301
*,2	Marmara Holding A/S	17,962,200	1,286
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	1,281
*	Reeder Teknoloji Sanayi ve Ticaret A/S	5,243,653	1,266
*	Esenboga Elektrik Uretim A/S	6,769,707	1,256
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	1,247
*	Aksigorta A/S	7,074,128	1,175
*	Hitit Bilgisayar Hizmetleri A/S	1,025,926	1,169
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	1,156
*	Kervan Gida Sanayi ve Ticaret A/S Class B	18,913,590	1,156
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	145,518	1,149
*	Altinay Savunma Teknolojileri A/S	715,428	1,143
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	1,135
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	150,593	1,123
*	Tumosan Motor ve Traktor Sanayi A/S	420,746	1,096
	Suwen Tekstil Sanayi Pazarlama A/S	3,906,517	1,094
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,982,074	1,091
*	Galata Wind Enerji A/S	1,791,002	1,087
	Ebebek Magazacilik A/S Class B	825,696	1,066
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,064
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	17,701,969	1,060
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	976
	Celebi Hava Servisi A/S	26,275	973
*	Kordsa Teknik Tekstil A/S	726,453	966
*	SUN Tekstil Sanayi ve Ticaret A/S	1,015,172	966
*	Izmir Demir Celik Sanayi A/S	6,233,306	946
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,416,940	900
*	Visne Madencilik Uretim Sanayi ve Ticaret A/S	284,411	895
*	Polisan Holding A/S	2,072,796	864
*	Imas Makina Sanayi A/S	6,424,648	818
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,885,477	812
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	792
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	734
	Escar Turizm Tasimacilik Ticaret A/S	1,475,422	731
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	3,940,891	710
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	2,114,067	705
*	Aydem Yenilenebilir Enerji A/S	1,534,075	693

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	639
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	611
*	Tat Gida Sanayi A/S	1,818,842	598
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	373,253	591
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	485
			1,272,889
United Arab Emirates (1.7%)
	Emaar Properties PJSC	82,894,237	320,771
	First Abu Dhabi Bank PJSC	58,988,047	280,017
	Emirates Telecommunications Group Co. PJSC	46,426,475	245,122
	Emirates NBD Bank PJSC	24,126,516	184,613
	Abu Dhabi Commercial Bank PJSC	38,840,208	152,382
	Aldar Properties PJSC	50,739,040	124,317
	Abu Dhabi Islamic Bank PJSC	19,405,458	111,506
	Dubai Islamic Bank PJSC	38,736,477	100,204
	Dubai Electricity & Water Authority PJSC	119,638,219	90,514
	Adnoc Gas plc	92,330,029	87,726
	Alpha Dhabi Holding PJSC	21,137,048	57,615
	ADNOC Drilling Co. PJSC	35,381,633	53,754
	Emaar Development PJSC	11,108,303	45,123
*	Modon Holding PSC	42,488,879	42,215
	Salik Co. PJSC	25,127,334	40,906
	Abu Dhabi National Oil Co. for Distribution PJSC	38,706,440	37,829
*	Multiply Group PJSC	44,669,724	36,295
	ADNOC Logistics & Services	21,712,497	33,916
	Air Arabia PJSC	30,736,498	32,614
	Agility Global plc	95,892,988	28,448
	Borouge plc	40,229,681	27,505
	Dubai Investments PJSC	28,265,682	25,560
	GFH Financial Group BSC	39,521,816	23,866
	Pure Health Holding PJSC	29,683,769	22,717
	Americana Restaurants International plc - Foreign Co.	37,829,082	21,532
	NMDC Group PJSC	2,939,408	19,137
	Dana Gas PJSC	74,382,365	16,769
	Talabat Holding plc	62,317,539	16,221
	Parkin Co. PJSC	9,971,002	15,040
*	Abu Dhabi Ports Co. PJSC	11,503,159	14,362
	Abu Dhabi National Hotels	110,030,417	13,353
	Lulu Retail Holdings plc	41,104,942	13,200
*	Gulf Navigation Holding PJSC	5,215,784	12,949
*	Phoenix Group plc	35,404,707	11,948
	Emirates Central Cooling Systems Corp.	26,101,246	11,227
*	Presight AI Holding plc	10,911,946	10,720
	Fertiglobe plc	15,402,017	10,482
*	Apex Investment Co. PSC	9,966,820	10,441
	Dubai Financial Market PJSC	21,085,002	8,849
*	RAK Properties PJSC	18,821,190	7,231
*	Space42 plc	13,531,819	6,847
	Ajman Bank PJSC	14,785,072	5,877
	Amanat Holdings PJSC	18,293,287	5,725
	Agthia Group PJSC	3,953,064	4,163
*	Ghitha Holding PJSC	527,380	3,368
*	Aramex PJSC	1,740,306	1,298
*	AL Seer Marine Supplies & Equipment Co. LLC	589,647	477
*,3	Arabtec Holding PJSC	10,929,061	—
			2,446,751
Total Common Stocks (Cost $86,510,376)			138,853,397
Preferred Stocks (1.1%)
	Itau Unibanco Holding SA Preference Shares	59,894,911	439,085
	Petroleo Brasileiro SA - Petrobras Preference Shares	58,848,991	325,423
	Banco Bradesco SA Preference Shares	62,697,465	211,635
	Itausa SA Preference Shares	76,770,643	166,243
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,695,165	82,477
	Gerdau SA Preference Shares	17,055,386	60,043
	Cia Energetica de Minas Gerais Preference Shares	17,495,723	36,878
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,853,834	31,504
	Embotelladora Andina SA Preference Shares Class B	5,187,740	23,335
	Cia Paranaense de Energia - Copel Preference Shares Class B	7,572,267	19,592

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Cibest SA Preference Shares	1,332,760	19,466
	Isa Energia Brasil SA Preference Shares	3,684,278	17,196
	Metalurgica Gerdau SA Preference Shares	8,278,433	17,065
	Grupo de Inversiones Suramericana SA Preference Shares	1,308,309	13,882
	Marcopolo SA Preference Shares	9,082,897	13,321
	Bradespar SA Preference Shares	3,319,799	11,440
	Unipar Carbocloro SA Preference Shares Class B	705,000	9,304
	Banco Pan SA Preference Shares	3,790,591	7,292
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,641,392	6,746
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,378,669	6,722
	Banco ABC Brasil SA Preference Shares	1,255,300	5,369
	Alpargatas SA Preference Shares	2,084,854	4,100
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	3,217
*	Raizen SA Preference Shares	15,932,485	2,813
	Randoncorp SA Preference Shares	2,454,834	2,761
*	Braskem SA Preference Shares Class A	2,079,169	2,612
*	Azul SA Preference Shares	10,629,446	2,252
*,3	Mechel PJSC Preference Shares	899,940	—
	KGI Financial Holding Co. Ltd. Preference Shares	1,001	—
*,3	TVS Motor Co. Ltd. Preference Shares	12,428,628	—
Total Preferred Stocks (Cost $1,426,803)			1,541,773
Rights (0.0%)
*,3	Tera Yatirim Teknoloji Holding A/S Exp. 11/4/2025	7,192,317	6,673
*	Oncoclinicas do Brasil Servicos Medicos SA Exp. 11/7/2025	2,875,737	16
*,3	Taichung Commercial Bank Co. Ltd. Exp. 12/8/2025	635,066	—
Total Rights (Cost $2,958)			6,689
Warrants (0.0%)
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	3,624,441	30
*	VGI PCL Exp. 5/23/2027	18,209,185	17
Total Warrants (Cost $—)			47
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $5,418,330)	54,189,599	5,418,960
Total Investments (103.0%) (Cost $93,358,467)			145,820,866
Other Assets and Liabilities—Net (-3.0%)			(4,300,381)
Net Assets (100%)			141,520,485
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $8,227,867, representing 5.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,677,764.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,923,856 was received for securities on loan, of which $2,922,737 is held in Vanguard Market Liquidity Fund and $1,119 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	December 2025	8,300	584,154	14,284

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	12/17/2025	INR	40,459,087	USD	456,282	—	(1,547)
Toronto-Dominion Bank	12/17/2025	INR	31,676,125	USD	357,457	—	(1,436)
JPMorgan Chase Bank, N.A.	12/17/2025	INR	26,748,446	USD	302,632	—	(1,996)
Citibank, N.A.	12/17/2025	INR	25,407,403	USD	286,364	—	(799)
Bank of America, N.A.	12/17/2025	INR	24,623,884	USD	277,600	—	(842)
Royal Bank of Canada	12/17/2025	INR	8,428,818	USD	95,195	—	(460)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	86,091	BRL	479,010	—	(2,021)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	89,776	HKD	697,342	—	(26)
Standard Chartered Bank	12/17/2025	USD	27,423	THB	863,088	637	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	90,700	TWD	2,711,450	2,230	—
						2,867	(9,127)

BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
THB—Thai baht.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
China Airlines Ltd.	4/22/2026	BANA	10,262	(0.839)	—	(510)
East Money Information Co. Ltd. Class A	10/22/2026	MSCS	14,929	(3.767)	—	(616)
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	BANA	332,908	2.168	1,367	—
KOC Holding A/S	4/22/2026	BANA	20,791	(0.339)	—	(392)
Novatek Microelectronics Corp.	4/22/2026	GSI	29,233	1.450	—	(1,138)
Raia Drogasil SA	4/22/2026	GSI	30,575	1.600	939	—
Sungrow Power Supply Co. Ltd. Class A	4/22/2026	MSCS	17,066	0.918	3,047	—
TOTVS SA	4/22/2026	GSI	15,149	5.000	911	—
TS Financial Holding Co. Ltd.	10/22/2026	MSCS	29,529	(2.089)	834	—
					7,098	(2,656)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $14,380 and cash of $970 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $87,940,137)	140,401,906
Affiliated Issuers (Cost $5,418,330)	5,418,960
Total Investments in Securities	145,820,866
Investment in Vanguard	3,369
Cash	10,222
Foreign Currency, at Value (Cost $284,256)	285,730
Cash Collateral Pledged—Futures Contracts	17,440
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	3,121
Receivables for Investment Securities Sold	23,784
Receivables for Accrued Income	86,417
Receivables for Capital Shares Issued	225,142
Unrealized Appreciation—Forward Currency Contracts	2,867
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,098
Other Assets	3,330
Total Assets	146,489,386
Liabilities
Payables for Investment Securities Purchased	193,393
Collateral for Securities on Loan	2,923,856
Payables for Capital Shares Redeemed	14,644
Payables to Vanguard	4,956
Variation Margin Payable—Futures Contracts	822
Unrealized Depreciation—Forward Currency Contracts	9,127
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,656
Deferred Foreign Capital Gains Taxes	1,819,447
Total Liabilities	4,968,901
Net Assets	141,520,485
1 Includes $2,677,764 of securities on loan.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	114,154,249
Total Distributable Earnings (Loss)	27,366,236
Net Assets	141,520,485

Investor Shares—Net Assets
Applicable to 1,898,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,808
Net Asset Value Per Share—Investor Shares	$34.67

ETF Shares—Net Assets
Applicable to 1,914,069,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,720,978
Net Asset Value Per Share—ETF Shares	$54.71

Admiral™ Shares—Net Assets
Applicable to 444,669,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,230,598
Net Asset Value Per Share—Admiral Shares	$45.50

Institutional Shares—Net Assets
Applicable to 269,524,223 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,324,060
Net Asset Value Per Share—Institutional Shares	$34.59

Institutional Plus Shares—Net Assets
Applicable to 62,382,401 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,179,041
Net Asset Value Per Share—Institutional Plus Shares	$115.08
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	3,123,917
Interest[2]	93,929
Securities Lending—Net	62,308
Total Income	3,280,154
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,296
Management and Administrative—Investor Shares	170
Management and Administrative—ETF Shares	31,488
Management and Administrative—Admiral Shares	17,805
Management and Administrative—Institutional Shares	5,349
Management and Administrative—Institutional Plus Shares	2,458
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	2,075
Marketing and Distribution—Admiral Shares	902
Marketing and Distribution—Institutional Shares	251
Marketing and Distribution—Institutional Plus Shares	165
Custodian Fees	21,414
Auditing Fees	54
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	8,054
Shareholders’ Reports and Proxy Fees—Admiral Shares	619
Shareholders’ Reports and Proxy Fees—Institutional Shares	196
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	211
Trustees’ Fees and Expenses	66
Other Expenses	240
Total Expenses	98,818
Net Investment Income	3,181,336
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(1,263,789)
Futures Contracts	99,623
Swap Contracts	49,975
Forward Currency Contracts	(65,773)
Foreign Currencies	(3,557)
Realized Net Gain (Loss)	(1,183,521)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	22,848,186
Futures Contracts	36,114
Swap Contracts	17,185
Forward Currency Contracts	(8,911)
Foreign Currencies	9,951
Change in Unrealized Appreciation (Depreciation)	22,902,525
Net Increase (Decrease) in Net Assets Resulting from Operations	24,900,340
1	Dividends are net of foreign withholding taxes of $385,335.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $91,282, $131, and $468, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $74,382.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($11,531).
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,181,336	2,898,166
Realized Net Gain (Loss)	(1,183,521)	(1,762,890)
Change in Unrealized Appreciation (Depreciation)	22,902,525	21,999,887
Net Increase (Decrease) in Net Assets Resulting from Operations	24,900,340	23,135,163
Distributions
Investor Shares	(2,001)	(1,929)
ETF Shares	(2,767,003)	(2,180,846)
Admiral Shares	(549,813)	(436,818)
Institutional Shares	(264,041)	(205,490)
Institutional Plus Shares	(178,952)	(123,311)
Total Distributions	(3,761,810)	(2,948,394)
Capital Share Transactions
Investor Shares	(12,005)	(15,428)
ETF Shares	6,639,817	(252,057)
Admiral Shares	88,791	(147,984)
Institutional Shares	(176,046)	(53,971)
Institutional Plus Shares	871,769	877,551
Net Increase (Decrease) from Capital Share Transactions	7,412,326	408,111
Total Increase (Decrease)	28,550,856	20,594,880
Net Assets
Beginning of Period	112,969,629	92,374,749
End of Period	141,520,485	112,969,629
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.38	$24.11	$22.40	$32.02	$27.86
Investment Operations
Net Investment Income[1]	.741	.692	.696	.805	.670
Net Realized and Unrealized Gain (Loss) on Investments	5.453	5.286	1.729	(9.574)	4.133
Total from Investment Operations	6.194	5.978	2.425	(8.769)	4.803
Distributions
Dividends from Net Investment Income	(.904)	(.708)	(.715)	(.851)	(.643)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.904)	(.708)	(.715)	(.851)	(.643)
Net Asset Value, End of Period	$34.67	$29.38	$24.11	$22.40	$32.02
Total Return[2]	21.68%	25.18%	10.72%	-27.83%	17.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66	$67	$68	$92	$171
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%[3]	0.29%[3]	0.29%[3]	0.29%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.56%	2.74%	2.85%	2.05%
Portfolio Turnover Rate[4]	6%	8%	5%	7%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.36	$38.04	$35.35	$50.55	$43.98
Investment Operations
Net Investment Income[1]	1.279	1.189	1.230	1.410	1.186
Net Realized and Unrealized Gain (Loss) on Investments	8.601	8.339	2.677	(15.163)	6.506
Total from Investment Operations	9.880	9.528	3.907	(13.753)	7.692
Distributions
Dividends from Net Investment Income	(1.530)	(1.208)	(1.217)	(1.447)	(1.122)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.530)	(1.208)	(1.217)	(1.447)	(1.122)
Net Asset Value, End of Period	$54.71	$46.36	$38.04	$35.35	$50.55
Total Return	21.95%	25.46%	10.95%	-27.68%	17.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,721	$82,565	$68,051	$60,832	$80,116
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.77%	3.06%	3.19%	2.29%
Portfolio Turnover Rate[3]	6%	8%	5%	7%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$38.55	$31.64	$29.39	$42.04	$36.57
Investment Operations
Net Investment Income[1]	1.047	.967	1.002	1.145	.949
Net Realized and Unrealized Gain (Loss) on Investments	7.152	6.927	2.241	(12.617)	5.432
Total from Investment Operations	8.199	7.894	3.243	(11.472)	6.381
Distributions
Dividends from Net Investment Income	(1.249)	(.984)	(.993)	(1.178)	(.911)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.249)	(.984)	(.993)	(1.178)	(.911)
Net Asset Value, End of Period	$45.50	$38.55	$31.64	$29.39	$42.04
Total Return[2]	21.90%	25.35%	10.92%	-27.76%	17.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,231	$17,039	$14,094	$12,803	$17,690
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%[3]	0.14%[3]	0.14%[3]	0.14%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.71%	3.00%	3.11%	2.21%
Portfolio Turnover Rate[4]	6%	8%	5%	7%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.32	$24.06	$22.35	$31.96	$27.81
Investment Operations
Net Investment Income[1]	.801	.746	.777	.882	.736
Net Realized and Unrealized Gain (Loss) on Investments	5.431	5.273	1.698	(9.585)	4.120
Total from Investment Operations	6.232	6.019	2.475	(8.703)	4.856
Distributions
Dividends from Net Investment Income	(.962)	(.759)	(.765)	(.907)	(.706)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.962)	(.759)	(.765)	(.907)	(.706)
Net Asset Value, End of Period	$34.59	$29.32	$24.06	$22.35	$31.96
Total Return	21.89%	25.43%	10.96%	-27.70%	17.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,324	$8,042	$6,627	$5,715	$7,791
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%[2]	0.10%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.75%	3.06%	3.15%	2.25%
Portfolio Turnover Rate[3]	6%	8%	5%	7%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$97.52	$80.02	$74.35	$106.33	$92.51
Investment Operations
Net Investment Income[1]	2.696	2.506	2.557	2.931	2.412
Net Realized and Unrealized Gain (Loss) on Investments	18.083	17.536	5.672	(31.875)	13.779
Total from Investment Operations	20.779	20.042	8.229	(28.944)	16.191
Distributions
Dividends from Net Investment Income	(3.219)	(2.542)	(2.559)	(3.036)	(2.371)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.219)	(2.542)	(2.559)	(3.036)	(2.371)
Net Asset Value, End of Period	$115.08	$97.52	$80.02	$74.35	$106.33
Total Return	21.95%	25.46%	10.96%	-27.70%	17.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,179	$5,257	$3,535	$3,572	$5,097
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.78%	3.03%	3.14%	2.22%
Portfolio Turnover Rate[3]	6%	8%	5%	7%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Emerging Markets Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Emerging Markets Stock Index Fund
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $3,369,000, representing less than 0.01% of the fund’s net assets and 1.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,875,445	128,844,062	133,890	138,853,397
Preferred Stocks	1,435,961	105,812	—	1,541,773
Rights	16	—	6,673	6,689
Warrants	47	—	—	47
Temporary Cash Investments	5,418,960	—	—	5,418,960
Total	16,730,429	128,949,874	140,563	145,820,866

Derivative Financial Instruments
Assets
Futures Contracts[1]	14,284	—	—	14,284
Forward Currency Contracts	—	2,867	—	2,867
Swap Contracts	—	7,098	—	7,098
Total	14,284	9,965	—	24,249
Liabilities
Forward Currency Contracts	—	(9,127)	—	(9,127)
Swap Contracts	—	(2,656)	—	(2,656)
Total	—	(11,783)	—	(11,783)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Emerging Markets Stock Index Fund
D.  At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	14,284	—	14,284
Unrealized Appreciation—Forward Currency Contracts	—	2,867	2,867
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,098	—	7,098
Total Assets	21,382	2,867	24,249

Unrealized Depreciation—Forward Currency Contracts	—	(9,127)	(9,127)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(2,656)	—	(2,656)
Total Liabilities	(2,656)	(9,127)	(11,783)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	99,623	—	99,623
Swap Contracts	49,975	—	49,975
Forward Currency Contracts	—	(65,773)	(65,773)
Realized Net Gain (Loss) on Derivatives	149,598	(65,773)	83,825

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	36,114	—	36,114
Swap Contracts	17,185	—	17,185
Forward Currency Contracts	—	(8,911)	(8,911)
Change in Unrealized Appreciation (Depreciation) on Derivatives	53,299	(8,911)	44,388
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(17)
Total Distributable Earnings (Loss)	17
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,211,205
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	47,839,093
Capital Loss Carryforwards	(22,684,062)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	27,366,236

Emerging Markets Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	3,761,810	2,948,394
Long-Term Capital Gains	—	—
Total	3,761,810	2,948,394
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	96,110,855
Gross Unrealized Appreciation	62,921,544
Gross Unrealized Depreciation	(13,208,693)
Net Unrealized Appreciation (Depreciation)	49,712,851
F.  During the year ended October 31, 2025, the fund purchased $11,528,793,000 of investment securities and sold $6,939,397,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,973,322,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,400	247	6,642	247
Issued in Lieu of Cash Distributions	2,001	69	1,929	74
Redeemed	(21,406)	(690)	(23,999)	(867)
Net Increase (Decrease)—Investor Shares	(12,005)	(374)	(15,428)	(546)
ETF Shares
Issued	6,639,817	133,182	2,498,111	56,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(2,750,168)	(64,000)
Net Increase (Decrease)—ETF Shares	6,639,817	133,182	(252,057)	(7,925)
Admiral Shares
Issued	3,024,405	76,706	2,818,992	79,694
Issued in Lieu of Cash Distributions	486,211	12,666	383,437	11,167
Redeemed	(3,421,825)	(86,653)	(3,350,413)	(94,419)
Net Increase (Decrease)—Admiral Shares	88,791	2,719	(147,984)	(3,558)
Institutional Shares
Issued	1,640,909	54,639	1,504,130	56,204
Issued in Lieu of Cash Distributions	254,050	8,706	197,562	7,562
Redeemed	(2,071,005)	(68,159)	(1,755,663)	(64,900)
Net Increase (Decrease)—Institutional Shares	(176,046)	(4,814)	(53,971)	(1,134)
Institutional Plus Shares
Issued	1,218,783	11,852	1,151,751	12,632
Issued in Lieu of Cash Distributions	170,189	1,746	114,704	1,319
Redeemed	(517,203)	(5,120)	(388,904)	(4,224)
Net Increase (Decrease)—Institutional Plus Shares	871,769	8,478	877,551	9,727
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Emerging Markets Stock Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $1,199,907,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $51,681,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $3,509,533,000 and foreign taxes paid of $441,720,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q5330 122025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.